    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 21, 2013

                                                             FILE NO. 333-180756

                                                                       811-07271

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 2                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 83                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                  SUN-JIN MOON
                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                751 BROAD STREET
                                NEWARK, NJ 07102

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/X/    immediately upon filing pursuant to paragraph (b) of Rule 485
/ /    on       , 2013 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

------------------------------------------------------------------------------
------------------------------------------------------------------------------

The prospectus in Part A of Post-Effective Amendment No. 2 is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 (File No. 333-180756), as filed on April 22, 2013. A Supplement to the Prospectus is included in Part A of this Post-Effective Amendment. This Post-Effective Amendment No. 2 does not supersede Post-Effective Amendment No. 1 as filed on April 22, 2013.

                                     PART A

                         SUPPLEMENT TO YOUR PROSPECTUS

At a meeting of the Board of Directors of Hartford Series Fund, Inc. (the "Board") on June 18, 2013, the Board approved certain changes to the Hartford Money Market HLS Fund (the "Fund"). Specifically, the Board approved, among other things, changes to the Fund's name, investment objective and principal investment strategy.

Effective on or about October 21, 2013, the Fund will: (i) cease to operate as a money market fund; (ii) no longer seek to maintain a stable $1.00 NAV per share (the NAV will fluctuate daily); and (iii) be renamed the Hartford Ultrashort Bond HLS Fund, and be managed as an ultra-short bond fund.

Any policy or rider provision or administrative program that requires Policy Value to be allocated to a money market fund will utilize the Fidelity VIP Money Market Fund effective on or after September 16, 2013. Any Policy Value allocated to the Hartford Money Market HLS Fund prior to September 16, 2013 pursuant to a contractual provision that requires Policy Value to be allocated to a money market fund can remain in the Fund and will not be automatically transferred to the Fidelity VIP Money Market Fund.

I. NAME CHANGE -- HARTFORD MONEY MARKET HLS FUND

The name of the Hartford Money Market HLS Fund will change to the Hartford Ultrashort Bond HLS Fund. Any reference in your Prospectus to the Fund will be deleted and replaced with the Hartford Ultrashort Bond HLS Fund.

II. FUND OBJECTIVE AND INVESTMENT ADVISER/SUB-ADVISER CHANGE

Under "The Funds" section of your prospectus, the information for the Hartford Money Market HLS Fund in the table is deleted and replaced with the following:

FUNDING OPTION                                 INVESTMENT OBJECTIVE SUMMARY                   INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Hartford Ultrashort Bond HLS      Seeks total return and income consistent with           Hartford Funds Management Company, LLC
Fund -- Class IA                  preserving capital and maintaining liquidity.           Sub-advised by Wellington Management
                                                                                          Company, LLP

III. FUND ADD -- FIDELITY VIP MONEY MARKET FUND

Effective on or about September 16, 2013, the Fidelity VIP Money Market Fund Sub-Account is added as an investment option under your Policy.

The following fund fees are added to the "Investment Management Fees and Other Expenses" table of your prospectus:

                                                                 DISTRIBUTION
                                                                    AND/OR                                          TOTAL
                                                                    SERVICE                                        ANNUAL
                                          MANAGEMENT                (12B-1)                  OTHER                OPERATING
UNDERLYING FUND                               FEE                    FEES                  EXPENSES               EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Fund --
Service Class                                0.17%                   0.10%                   0.09%                  0.36%

The following fund objective is added to the table under "The Funds" section your prospectus:

FUNDING OPTION                                 INVESTMENT OBJECTIVE SUMMARY                   INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Fund    Seeks as high a level of current income as is           Fidelity Management & Research Company
-- Service Class                  consistent with preservation of capital and liquidity.  Sub-advised by Fidelity Investments
                                                                                          Money Market, Inc. and other Fidelity
                                                                                          affiliates

IV. ALLOCATION OF PREMIUM PAYMENTS AND INITIAL NET PREMIUM

The sections "Allocation of Premium Payments" and "Initial Net Premium" are deleted and replaced with the following:

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. With respect to any initial premium payment received before the issuance of the Policy and any premium payment that is not in good order, we may temporarily hold the Premium in a suspense account and we may earn interest on such amount. You will not be credited interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. The premium payment will not be reduced nor increased due to market fluctuations during that period.

After the Policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period and prior to September 16, 2013 will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period and on or after September 16, 2013 will be applied to the Fidelity VIP Money Market Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Effective on or after October 21, 2013, the Hartford Money Market HLS Fund will be renamed the Hartford Ultrashort Bond HLS Fund. Any Policy Value still allocated to the Hartford Money Market HLS Fund on or after October 21, 2013 pursuant to the Free-Look Period, will remain in the Hartford Ultrashort Bond HLS Fund until the end of the Free-Look Period.

Upon expiration of the Free-Look Period, we will automatically allocate the Policy Value from the money market fund sub-account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the Policy Value from the money market fund sub-account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days after the Policy was issued, not at the end of the Free Look Period).

V. ACCUMULATION UNITS

Under the "Accumulation Units" section of your Prospectus, under the second paragraph, the reference to the Hartford Money Market Sub-Account is deleted and replaced with the Money Market Fund Sub-Account.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-7612-13

                                     PART B

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VUL LIBERTY 2012
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 1, 2013 AS AMENDED OCTOBER 21, 2013



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2013 AS AMENDED OCTOBER 21, 2013

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies. Prudential is a New Jersey domiciled life insurance company with offices located in Newark, New Jersey. Prudential's mailing address is 213 Washington Street, Newark, NJ 07102. Prudential is ultimately controlled by Prudential Financial, Inc.

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013 (September 13, 2013 as to the retrospective presentation of discontinued operations discussed in Note 1 and Note 18, and the retrospective adoption of a change in disclosure of offsetting assets and liabilities discussed in Note 1 and Note 4), (which report expresses an unqualified opinion and includes an explanatory paragraph regarding the retrospective adjustment of the accompanying consolidated financial statements for the Company's retrospective presentation of discontinued operations and the retrospective adoption of a change in disclosure of offsetting assets and liabilities), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2012: $2,784,499; 2011: $3,031,957; and 2010: $1,039,771.
HESCO did not retain any of these commissions.

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a Policy You must submit an application to us. Within limits, You may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the Policy application. Policies generally will be issued only on the lives of Insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday. A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday. The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from Your Policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on Your age, gender, Face Amount, underwriting class, premiums, Policy duration, and account value. All of these Policy charges will have a significant impact on Your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on Your policy's performance, You should obtain a personalized illustration based on historical Fund performance from Your financial adviser.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account for the period ended December 31, 2012 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account VL II as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL             SMALL/MID-CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO           VALUE PORTFOLIO
                                              SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,486                    38,139                     11,070
                                               ==========                 =========                 ==========
  Cost                                            $13,122                  $838,657                   $167,307
                                               ==========                 =========                 ==========
  Market value                                    $17,848                  $489,701                   $194,607
 Due from Sponsor Company                              72                        59                         --
 Receivable from fund shares sold                      --                        --                         --
 Other assets                                          --                        --                         --
                                               ----------                 ---------                 ----------
 Total assets                                      17,920                   489,760                    194,607
                                               ----------                 ---------                 ----------
LIABILITIES:
 Due to Sponsor Company                                --                        --                         --
 Payable for fund shares purchased                     72                        59                         --
 Other liabilities                                     --                         1                         --
                                               ----------                 ---------                 ----------
 Total liabilities                                     72                        60                         --
                                               ----------                 ---------                 ----------
NET ASSETS:
 For contract liabilities                         $17,848                  $489,700                   $194,607
                                               ==========                 =========                 ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      1,590                    62,535                     13,291
 Minimum unit fair value #*                    $11.222162                 $7.830881                 $14.642002
 Maximum unit fair value #*                    $11.222162                 $7.830881                 $14.642002
 Contract liability                               $17,848                  $489,700                   $194,607

                                          ALLIANCEBERNSTEIN VPS        INVESCO V.I.
                                              INTERNATIONAL                CORE
                                            GROWTH PORTFOLIO           EQUITY FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  7,787                      796
                                                =========               ==========
  Cost                                           $162,801                  $21,500
                                                =========               ==========
  Market value                                   $132,066                  $24,003
 Due from Sponsor Company                              --                       --
 Receivable from fund shares sold                      --                       --
 Other assets                                          --                       --
                                                ---------               ----------
 Total assets                                     132,066                   24,003
                                                ---------               ----------
LIABILITIES:
 Due to Sponsor Company                                --                       --
 Payable for fund shares purchased                     --                       --
 Other liabilities                                     --                       --
                                                ---------               ----------
 Total liabilities                                     --                       --
                                                ---------               ----------
NET ASSETS:
 For contract liabilities                        $132,066                  $24,003
                                                =========               ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     14,537                    1,369
 Minimum unit fair value #*                     $9.085135               $17.528629
 Maximum unit fair value #*                     $9.085135               $17.528629
 Contract liability                              $132,066                  $24,003

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE           SMALL CAP
                                            GROWTH FUND           EQUITY FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               16,260                36,546                27,197
                                             ==========            ==========            ==========
  Cost                                         $419,595              $462,441              $386,977
                                             ==========            ==========            ==========
  Market value                                 $488,287              $464,496              $508,312
 Due from Sponsor Company                            59                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   488,346               464,496               508,312
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   59                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   59                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $488,287              $464,496              $508,312
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   45,713                24,757                32,570
 Minimum unit fair value #*                  $10.681661            $18.762126            $15.606747
 Maximum unit fair value #*                  $10.681661            $18.762126            $15.606747
 Contract liability                            $488,287              $464,496              $508,312

                                                                  INVESCO V.I.
                                            INVESCO V.I.         BALANCED RISK
                                               GLOBAL              ALLOCATION
                                          REAL ESTATE FUND            FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,557                11,863
                                             ==========            ==========
  Cost                                          $20,989              $138,803
                                             ==========            ==========
  Market value                                  $24,090              $150,062
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    24,090               150,062
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $24,090              $150,062
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,424                12,190
 Minimum unit fair value #*                  $16.918723            $12.310062
 Maximum unit fair value #*                  $16.918723            $12.310062
 Contract liability                             $24,090              $150,062

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                           AMERICAN FUNDS
                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS            GLOBAL
                                              REAL ESTATE                GLOBAL              GROWTH AND
                                          INVESTMENT PORTFOLIO         BOND FUND            INCOME FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  1,762                   8,398                10,827
                                               ==========              ==========            ==========
  Cost                                            $21,740                 $97,737               $88,341
                                               ==========              ==========            ==========
  Market value                                    $21,644                $103,038              $114,120
 Due from Sponsor Company                              --                      --                    --
 Receivable from fund shares sold                      --                      --                    --
 Other assets                                          --                      --                    --
                                               ----------              ----------            ----------
 Total assets                                      21,644                 103,038               114,120
                                               ----------              ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                      --                    --
 Payable for fund shares purchased                     --                      --                    --
 Other liabilities                                     --                      --                    --
                                               ----------              ----------            ----------
 Total liabilities                                     --                      --                    --
                                               ----------              ----------            ----------
NET ASSETS:
 For contract liabilities                         $21,644                $103,038              $114,120
                                               ==========              ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        970                   8,079                10,640
 Minimum unit fair value #*                    $22.307313              $12.753310            $10.725138
 Maximum unit fair value #*                    $22.307313              $12.753310            $10.725138
 Contract liability                               $21,644                $103,038              $114,120

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS          BLUE CHIP
                                               ASSET               INCOME AND
                                          ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              475,902               146,653
                                             ==========            ==========
  Cost                                       $7,400,253            $1,347,984
                                             ==========            ==========
  Market value                               $8,713,757            $1,462,135
 Due from Sponsor Company                            72                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 8,713,829             1,462,135
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   72                    --
 Other liabilities                                    1                    --
                                             ----------            ----------
 Total liabilities                                   73                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $8,713,756            $1,462,135
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  471,276                86,811
 Minimum unit fair value #*                  $18.489702            $16.842764
 Maximum unit fair value #*                  $18.489702            $16.842764
 Contract liability                          $8,713,756            $1,462,135

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL              AMERICAN FUNDS
                                             BOND FUND             GROWTH FUND            GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              291,449                108,778                 177,479
                                             ==========            ===========            ============
  Cost                                       $3,145,086             $1,697,496              $8,478,086
                                             ==========            ===========            ============
  Market value                               $3,255,490             $2,549,759             $10,728,591
 Due from Sponsor Company                           215                     17                     366
 Receivable from fund shares sold                    --                     --                      --
 Other assets                                        --                     --                       2
                                             ----------            -----------            ------------
 Total assets                                 3,255,705              2,549,776              10,728,959
                                             ----------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                              --                     --                      --
 Payable for fund shares purchased                  215                     17                     366
 Other liabilities                                   --                     --                      --
                                             ----------            -----------            ------------
 Total liabilities                                  215                     17                     366
                                             ----------            -----------            ------------
NET ASSETS:
 For contract liabilities                    $3,255,490             $2,549,759             $10,728,593
                                             ==========            ===========            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  218,712              1,356,739               7,739,408
 Minimum unit fair value #*                  $14.884837              $1.879328               $1.386229
 Maximum unit fair value #*                  $14.884837              $1.879328               $1.386229
 Contract liability                          $3,255,490             $2,549,759             $10,728,593


                                             AMERICAN FUNDS            AMERICAN FUNDS
                                           GROWTH-INCOME FUND        INTERNATIONAL FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 218,011                  303,459
                                               ===========               ==========
  Cost                                          $6,846,491               $5,415,228
                                               ===========               ==========
  Market value                                  $8,336,732               $5,346,948
 Due from Sponsor Company                              210                      394
 Receivable from fund shares sold                       --                       --
 Other assets                                           --                        1
                                               -----------               ----------
 Total assets                                    8,336,942                5,347,343
                                               -----------               ----------
LIABILITIES:
 Due to Sponsor Company                                 --                       --
 Payable for fund shares purchased                     210                      394
 Other liabilities                                       1                       --
                                               -----------               ----------
 Total liabilities                                     211                      394
                                               -----------               ----------
NET ASSETS:
 For contract liabilities                       $8,336,731               $5,346,949
                                               ===========               ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   5,187,312                  228,371
 Minimum unit fair value #*                      $1.607139               $23.413424
 Maximum unit fair value #*                      $1.607139               $23.413424
 Contract liability                             $8,336,731               $5,346,949

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS         FIDELITY VIP
                                           AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                           NEW WORLD FUND      CAPITALIZATION FUND         PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               75,481                174,180                21,037
                                             ==========             ==========             =========
  Cost                                       $1,326,585             $2,849,221              $339,712
                                             ==========             ==========             =========
  Market value                               $1,717,180             $3,459,206              $319,136
 Due from Sponsor Company                            12                    210                    --
 Receivable from fund shares sold                    --                     --                    --
 Other assets                                        --                      1                    --
                                             ----------             ----------             ---------
 Total assets                                 1,717,192              3,459,417               319,136
                                             ----------             ----------             ---------
LIABILITIES:
 Due to Sponsor Company                              --                     --                    --
 Payable for fund shares purchased                   12                    210                    --
 Other liabilities                                   --                     --                    --
                                             ----------             ----------             ---------
 Total liabilities                                   12                    210                    --
                                             ----------             ----------             ---------
NET ASSETS:
 For contract liabilities                    $1,717,180             $3,459,207              $319,136
                                             ==========             ==========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   53,333              1,597,938               105,450
 Minimum unit fair value #*                  $32.197536              $2.164794             $3.026411
 Maximum unit fair value #*                  $32.197536              $2.164794             $3.026411
 Contract liability                          $1,717,180             $3,459,207              $319,136

                                            FIDELITY VIP          FIDELITY VIP
                                           EQUITY-INCOME             GROWTH
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                              358,483                   478
                                             ==========            ==========
  Cost                                       $7,971,908               $14,868
                                             ==========            ==========
  Market value                               $7,147,429               $19,911
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                 7,147,429                19,911
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $7,147,429               $19,911
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                2,086,737                 1,854
 Minimum unit fair value #*                   $3.409746            $10.736965
 Maximum unit fair value #*                  $12.688792            $10.736965
 Contract liability                          $7,147,429               $19,911

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND            OVERSEAS              MID CAP
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               76,356               35,848                66,065
                                             ==========            =========            ==========
  Cost                                       $2,026,478             $671,343            $2,040,030
                                             ==========            =========            ==========
  Market value                               $1,985,255             $576,790            $1,980,631
 Due from Sponsor Company                           456                   --                    73
 Receivable from fund shares sold                    --                   --                    --
 Other assets                                        --                   --                    --
                                             ----------            ---------            ----------
 Total assets                                 1,985,711              576,790             1,980,704
                                             ----------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                   --                    --
 Payable for fund shares purchased                  456                   --                    73
 Other liabilities                                    1                   --                    --
                                             ----------            ---------            ----------
 Total liabilities                                  457                   --                    73
                                             ----------            ---------            ----------
NET ASSETS:
 For contract liabilities                    $1,985,254             $576,790            $1,980,631
                                             ==========            =========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  138,624              240,713               129,660
 Minimum unit fair value #*                  $14.321191            $2.396177            $15.275636
 Maximum unit fair value #*                  $14.321191            $2.396177            $15.275636
 Contract liability                          $1,985,254             $576,790            $1,980,631

                                                                  FIDELITY VIP
                                            FIDELITY VIP        DYNAMIC CAPITAL
                                          VALUE STRATEGIES        APPRECIATION
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,412                   131
                                             ==========            ==========
  Cost                                          $12,474                $1,274
                                             ==========            ==========
  Market value                                  $26,963                $1,286
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    26,963                 1,286
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $26,963                $1,286
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,173                   104
 Minimum unit fair value #*                  $12.406724            $12.324435
 Maximum unit fair value #*                  $12.406724            $12.324435
 Contract liability                             $26,963                $1,286

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                            FREEDOM 2010          FREEDOM 2020          FREEDOM 2030
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  471                17,361                33,438
                                             ==========            ==========            ==========
  Cost                                           $4,988              $150,122              $235,357
                                             ==========            ==========            ==========
  Market value                                   $5,229              $193,748              $362,136
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                     5,229               193,748               362,136
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                        $5,229              $193,748              $362,136
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      432                16,467                31,731
 Minimum unit fair value #*                  $12.106372            $11.766118            $11.412628
 Maximum unit fair value #*                  $12.106372            $11.766118            $11.412628
 Contract liability                              $5,229              $193,748              $362,136

                                                                    FRANKLIN
                                            FIDELITY VIP             RISING
                                          STRATEGIC INCOME         DIVIDENDS
                                             PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,054                 3,356
                                             ==========            ==========
  Cost                                          $23,698               $64,182
                                             ==========            ==========
  Market value                                  $24,053               $72,633
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    24,053                72,633
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $24,053               $72,633
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,728                 4,542
 Minimum unit fair value #*                  $13.916517            $15.991465
 Maximum unit fair value #*                  $13.916517            $15.991465
 Contract liability                             $24,053               $72,633

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    FRANKLIN              FRANKLIN
                                              FRANKLIN           SMALL-MID CAP           SMALL CAP
                                               INCOME                GROWTH                VALUE
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               89,559                 2,118                53,548
                                             ==========            ==========            ==========
  Cost                                       $1,466,645               $40,891              $661,017
                                             ==========            ==========            ==========
  Market value                               $1,349,646               $44,560              $976,179
 Due from Sponsor Company                            47                    --                   210
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 1,349,693                44,560               976,389
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   47                    --                   210
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   47                    --                   210
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,349,646               $44,560              $976,179
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   91,707                 3,529                41,287
 Minimum unit fair value #*                  $14.716926            $12.626194            $23.643948
 Maximum unit fair value #*                  $14.716926            $12.626194            $23.643948
 Contract liability                          $1,349,646               $44,560              $976,179

                                              FRANKLIN
                                             STRATEGIC
                                               INCOME            MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               58,094                86,308
                                             ==========            ==========
  Cost                                         $689,494            $1,502,604
                                             ==========            ==========
  Market value                                 $765,092            $1,486,230
 Due from Sponsor Company                           222                   136
 Receivable from fund shares sold                    --                    --
 Other assets                                         1                    --
                                             ----------            ----------
 Total assets                                   765,315             1,486,366
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                  222                   136
 Other liabilities                                   --                     1
                                             ----------            ----------
 Total liabilities                                  222                   137
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                      $765,093            $1,486,229
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   52,986                85,955
 Minimum unit fair value #*                  $14.439420            $17.290820
 Maximum unit fair value #*                  $14.439420            $17.290820
 Contract liability                            $765,093            $1,486,229

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON             TEMPLETON
                                              MARKETS               FOREIGN                GROWTH
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               17,106                12,558                16,518
                                             ==========            ==========            ==========
  Cost                                         $167,646              $159,873              $184,340
                                             ==========            ==========            ==========
  Market value                                 $180,983              $180,462              $197,716
 Due from Sponsor Company                            --                   164                   146
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   180,983               180,626               197,862
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                   164                   146
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                   164                   146
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $180,983              $180,462              $197,716
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   17,998                17,711                18,082
 Minimum unit fair value #*                  $10.055992            $10.189225            $10.934682
 Maximum unit fair value #*                  $10.055992            $10.189225            $10.934682
 Contract liability                            $180,983              $180,462              $197,716

                                                                    FRANKLIN
                                               MUTUAL               FLEX CAP
                                          GLOBAL DISCOVERY           GROWTH
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               67,079                   982
                                             ==========            ==========
  Cost                                       $1,388,641               $11,527
                                             ==========            ==========
  Market value                               $1,353,649               $12,969
 Due from Sponsor Company                            67                    23
 Receivable from fund shares sold                    --                    --
 Other assets                                         1                    --
                                             ----------            ----------
 Total assets                                 1,353,717                12,992
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   67                    23
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   67                    23
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,353,650               $12,969
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   97,425                 1,100
 Minimum unit fair value #*                  $13.894317            $11.785548
 Maximum unit fair value #*                  $13.894317            $11.785548
 Contract liability                          $1,353,650               $12,969

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                             TEMPLETON              HARTFORD                TOTAL
                                            GLOBAL BOND             BALANCED             RETURN BOND
                                          SECURITIES FUND           HLS FUND              HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (1)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              102,984               377,424              1,115,576
                                             ==========            ==========            ===========
  Cost                                       $1,800,027            $9,680,160            $12,643,895
                                             ==========            ==========            ===========
  Market value                               $2,005,101            $7,937,530            $13,380,208
 Due from Sponsor Company                           602                 3,510                  2,386
 Receivable from fund shares sold                    --                    --                     --
 Other assets                                         1                    --                      3
                                             ----------            ----------            -----------
 Total assets                                 2,005,704             7,941,040             13,382,597
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                     --
 Payable for fund shares purchased                  602                 3,510                  2,386
 Other liabilities                                   --                     1                     --
                                             ----------            ----------            -----------
 Total liabilities                                  602                 3,511                  2,386
                                             ----------            ----------            -----------
NET ASSETS:
 For contract liabilities                    $2,005,102            $7,937,529            $13,380,211
                                             ==========            ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  110,698             2,043,777              4,117,710
 Minimum unit fair value #*                  $18.113279             $3.883754              $3.249430
 Maximum unit fair value #*                  $18.113279             $3.883754              $3.249430
 Contract liability                          $2,005,102            $7,937,529            $13,380,211

                                              HARTFORD               HARTFORD
                                               CAPITAL               DIVIDEND
                                            APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                               576,281               458,651
                                             ===========            ==========
  Cost                                       $26,379,614            $8,800,709
                                             ===========            ==========
  Market value                               $24,995,478            $9,843,364
 Due from Sponsor Company                          3,968                 3,692
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total assets                                 24,999,446             9,847,056
                                             -----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --
 Payable for fund shares purchased                 3,968                 3,692
 Other liabilities                                     1                    --
                                             -----------            ----------
 Total liabilities                                 3,969                 3,692
                                             -----------            ----------
NET ASSETS:
 For contract liabilities                    $24,995,477            $9,843,364
                                             ===========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 3,364,540             2,036,294
 Minimum unit fair value #*                    $7.429092             $4.833961
 Maximum unit fair value #*                    $7.429092             $4.833961
 Contract liability                          $24,995,477            $9,843,364

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(1)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                              HARTFORD             HARTFORD            DISCIPLINED
                                          GLOBAL RESEARCH        GLOBAL GROWTH           EQUITY
                                              HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,078                1,063               68,060
                                             ==========            =========            =========
  Cost                                          $18,098              $15,646             $800,628
                                             ==========            =========            =========
  Market value                                  $21,939              $17,537             $928,553
 Due from Sponsor Company                            --                   --                  138
 Receivable from fund shares sold                    --                   --                   --
 Other assets                                        --                   --                   --
                                             ----------            ---------            ---------
 Total assets                                    21,939               17,537              928,691
                                             ----------            ---------            ---------
LIABILITIES:
 Due to Sponsor Company                              --                   --                   --
 Payable for fund shares purchased                   --                   --                  138
 Other liabilities                                   --                   --                   --
                                             ----------            ---------            ---------
 Total liabilities                                   --                   --                  138
                                             ----------            ---------            ---------
NET ASSETS:
 For contract liabilities                       $21,939              $17,537             $928,553
                                             ==========            =========            =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,015               13,862              522,152
 Minimum unit fair value #*                  $10.795248            $1.265101            $1.778319
 Maximum unit fair value #*                  $11.038466            $1.265101            $1.778319
 Contract liability                             $21,939              $17,537             $928,553

                                                                    HARTFORD
                                              HARTFORD               GROWTH
                                               GROWTH            OPPORTUNITIES
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,991                39,382
                                             ==========            ==========
  Cost                                          $21,967            $1,083,984
                                             ==========            ==========
  Market value                                  $25,748            $1,177,407
 Due from Sponsor Company                            --                    98
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    25,748             1,177,505
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    98
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    98
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $25,748            $1,177,407
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    2,239                51,468
 Minimum unit fair value #*                  $11.498214            $22.876709
 Maximum unit fair value #*                  $11.498214            $22.876709
 Contract liability                             $25,748            $1,177,407

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                              HARTFORD              HARTFORD           INTERNATIONAL
                                             HIGH YIELD              INDEX             OPPORTUNITIES
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              117,840               322,052               447,956
                                             ==========            ==========            ==========
  Cost                                       $1,005,610            $8,785,768            $5,964,650
                                             ==========            ==========            ==========
  Market value                               $1,070,838            $9,562,010            $5,657,547
 Due from Sponsor Company                            --                    --                   544
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                     1
                                             ----------            ----------            ----------
 Total assets                                 1,070,838             9,562,010             5,658,092
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                   544
 Other liabilities                                   --                     1                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                     1                   544
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,070,838            $9,562,009            $5,657,548
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   66,217             2,253,273             1,651,871
 Minimum unit fair value #*                  $16.171602             $4.243608             $3.424934
 Maximum unit fair value #*                  $16.171602             $4.243608             $3.424934
 Contract liability                          $1,070,838            $9,562,009            $5,657,548

                                              HARTFORD
                                           SMALL/MID CAP            HARTFORD
                                               EQUITY                MIDCAP
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  668               125,801
                                             ==========            ==========
  Cost                                           $5,480            $2,750,640
                                             ==========            ==========
  Market value                                   $5,950            $3,541,918
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                     1
                                             ----------            ----------
 Total assets                                     5,950             3,541,919
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                    1                    --
                                             ----------            ----------
 Total liabilities                                    1                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                        $5,949            $3,541,919
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      480               735,022
 Minimum unit fair value #*                  $12.388639             $4.818794
 Maximum unit fair value #*                  $12.388639             $4.818794
 Contract liability                              $5,949            $3,541,919

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD              HARTFORD
                                            MIDCAP VALUE          MONEY MARKET         SMALL COMPANY
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               44,877             6,025,581               187,171
                                             ==========            ==========            ==========
  Cost                                         $531,370            $6,025,581            $2,800,460
                                             ==========            ==========            ==========
  Market value                                 $522,983            $6,025,581            $3,694,269
 Due from Sponsor Company                            --                    --                   182
 Receivable from fund shares sold                    --                36,772                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   522,983             6,062,353             3,694,451
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                36,772                    --
 Payable for fund shares purchased                   --                    --                   182
 Other liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                   --                36,772                   183
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $522,983            $6,025,581            $3,694,268
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   21,950             3,353,807             1,362,166
 Minimum unit fair value #*                  $23.826006             $1.796639             $2.712054
 Maximum unit fair value #*                  $23.826006             $1.796639             $2.712054
 Contract liability                            $522,983            $6,025,581            $3,694,268

                                              HARTFORD              HARTFORD
                                          SMALLCAP GROWTH             STOCK
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  227                269,673
                                             ==========            ===========
  Cost                                           $3,985            $13,818,156
                                             ==========            ===========
  Market value                                   $5,775            $12,062,444
 Due from Sponsor Company                            --                  4,551
 Receivable from fund shares sold                    --                     --
 Other assets                                        --                     --
                                             ----------            -----------
 Total assets                                     5,775             12,066,995
                                             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                     --
 Payable for fund shares purchased                   --                  4,551
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total liabilities                                   --                  4,551
                                             ----------            -----------
NET ASSETS:
 For contract liabilities                        $5,775            $12,062,444
                                             ==========            ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      375              2,832,615
 Minimum unit fair value #*                  $15.383653              $4.258413
 Maximum unit fair value #*                  $15.383653              $4.258413
 Contract liability                              $5,775            $12,062,444

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD            LORD ABBETT
                                             SECURITIES              VALUE              FUNDAMENTAL
                                              HLS FUND              HLS FUND            EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              177,084               214,882                     1
                                             ==========            ==========            ==========
  Cost                                       $1,903,973            $2,178,543                    $9
                                             ==========            ==========            ==========
  Market value                               $1,904,506            $2,547,837                   $10
 Due from Sponsor Company                            --                   248                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                         1                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 1,904,507             2,548,085                    10
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                   248                    --
 Other liabilities                                   --                     1                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                   249                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $1,904,507            $2,547,836                   $10
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  164,110               201,503                     1
 Minimum unit fair value #*                  $11.348975            $11.733842            $12.470624
 Maximum unit fair value #*                  $11.619278            $13.043194            $12.470624
 Contract liability                          $1,904,507            $2,547,836                   $10

                                            LORD ABBETT
                                             CALIBRATED           LORD ABBETT
                                              DIVIDEND                BOND
                                            GROWTH FUND          DEBENTURE FUND
                                          SUB-ACCOUNT (2)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,682                35,184
                                             ==========            ==========
  Cost                                          $24,273              $400,265
                                             ==========            ==========
  Market value                                  $23,915              $429,945
 Due from Sponsor Company                            23                    98
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    23,938               430,043
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   23                    98
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   23                    98
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $23,915              $429,945
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,716                28,773
 Minimum unit fair value #*                  $13.932710            $14.942519
 Maximum unit fair value #*                  $13.932710            $14.942519
 Contract liability                             $23,915              $429,945

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(2) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            LORD ABBETT
                                             GROWTH AND            MFS GROWTH          MFS INVESTORS
                                            INCOME FUND              SERIES             TRUST SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                1,621                   457                 1,214
                                             ==========            ==========            ==========
  Cost                                          $45,774               $11,546               $25,137
                                             ==========            ==========            ==========
  Market value                                  $39,854               $13,180               $27,832
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                    39,854                13,180                27,832
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                       $39,854               $13,180               $27,832
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    3,391                 1,032                 1,945
 Minimum unit fair value #*                  $11.754355            $12.771368            $14.309842
 Maximum unit fair value #*                  $11.754355            $12.771368            $14.309842
 Contract liability                             $39,854               $13,180               $27,832


                                              MFS NEW              MFS TOTAL
                                          DISCOVERY SERIES       RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                6,319               120,618
                                             ==========            ==========
  Cost                                          $95,453            $2,382,700
                                             ==========            ==========
  Market value                                  $99,331            $2,418,388
 Due from Sponsor Company                            --                    61
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    99,331             2,418,449
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    61
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    61
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $99,331            $2,418,388
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    4,290               146,982
 Minimum unit fair value #*                  $23.151428            $16.453635
 Maximum unit fair value #*                  $23.151428            $16.453635
 Contract liability                             $99,331            $2,418,388

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                        UIF MID CAP
                                             MFS VALUE            MFS RESEARCH             GROWTH
                                               SERIES             BOND SERIES            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               50,878                71,961                10,298
                                             ==========            ==========            ==========
  Cost                                         $575,310              $916,633               $89,536
                                             ==========            ==========            ==========
  Market value                                 $732,645              $970,755              $109,570
 Due from Sponsor Company                           155                    35                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   732,800               970,790               109,570
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                  155                    35                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                  155                    35                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $732,645              $970,755              $109,570
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   62,662                70,047                 8,846
 Minimum unit fair value #*                  $11.692087            $13.858526            $12.387060
 Maximum unit fair value #*                  $11.692087            $13.858526            $12.387060
 Contract liability                            $732,645              $970,755              $109,570

                                              INVESCO             OPPENHEIMER
                                          VAN KAMPEN V.I.           CAPITAL
                                              AMERICAN            APPRECIATION
                                             VALUE FUND             FUND/VA
                                          SUB-ACCOUNT (3)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                               11,220                 3,184
                                             ==========            ==========
  Cost                                         $175,417              $124,162
                                             ==========            ==========
  Market value                                 $166,162              $142,221
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                   166,162               142,221
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                      $166,162              $142,221
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   13,137                11,608
 Minimum unit fair value #*                  $12.648529            $12.252275
 Maximum unit fair value #*                  $12.648529            $12.252275
 Contract liability                            $166,162              $142,221

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(3) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                        OPPENHEIMER
                                            OPPENHEIMER           OPPENHEIMER           MAIN STREET
                                         GLOBAL SECURITIES        MAIN STREET         SMALL- & MID-CAP
                                              FUND/VA               FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               10,093                 4,299                 4,409
                                             ==========            ==========            ==========
  Cost                                         $336,863               $98,875               $51,286
                                             ==========            ==========            ==========
  Market value                                 $325,498              $102,237               $88,008
 Due from Sponsor Company                            --                    --                    59
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   325,498               102,237                88,067
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    59
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                    59
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $325,498              $102,237               $88,008
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   22,932                 7,803                 6,653
 Minimum unit fair value #*                  $14.194061            $13.101818            $13.228057
 Maximum unit fair value #*                  $14.194061            $13.101818            $13.228057
 Contract liability                            $325,498              $102,237               $88,008


                                            OPPENHEIMER            PUTNAM VT
                                               VALUE              DIVERSIFIED
                                              FUND/VA             INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  337                60,497
                                             ==========            ==========
  Cost                                           $3,068              $437,665
                                             ==========            ==========
  Market value                                   $3,652              $438,668
 Due from Sponsor Company                            --                   197
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                     3,652               438,865
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                   197
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                   197
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                        $3,652              $438,668
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      343                30,483
 Minimum unit fair value #*                  $10.650191            $13.593368
 Maximum unit fair value #*                  $10.650191            $28.400397
 Contract liability                              $3,652              $438,668

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT             PUTNAM VT
                                            GLOBAL ASSET             GLOBAL              GROWTH AND
                                          ALLOCATION FUND         EQUITY FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                               34,323               194,627               289,301
                                             ==========            ==========            ==========
  Cost                                         $567,526            $3,262,082            $7,490,167
                                             ==========            ==========            ==========
  Market value                                 $549,524            $2,345,255            $5,210,269
 Due from Sponsor Company                            --                   156                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                   549,524             2,345,411             5,210,269
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                   156                    --
 Other liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                   --                   156                     1
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                      $549,524            $2,345,255            $5,210,268
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   15,687                79,793               142,238
 Minimum unit fair value #*                  $12.348492            $29.391653            $14.962585
 Maximum unit fair value #*                  $35.209669            $29.391653            $36.716590
 Contract liability                            $549,524            $2,345,255            $5,210,268

                                             PUTNAM VT             PUTNAM VT
                                           GLOBAL HEALTH              HIGH
                                             CARE FUND             YIELD FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                7,001               301,769
                                             ==========            ==========
  Cost                                          $70,709            $3,413,900
                                             ==========            ==========
  Market value                                  $91,789            $2,139,373
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    91,789             2,139,373
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $91,789            $2,139,373
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    4,885                54,996
 Minimum unit fair value #*                  $18.791048            $21.165414
 Maximum unit fair value #*                  $18.791048            $39.207905
 Contract liability                             $91,789            $2,139,373

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                   PUTNAM VT             PUTNAM VT
                                             PUTNAM VT           INTERNATIONAL         INTERNATIONAL
                                            INCOME FUND            VALUE FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              192,264                 5,533               122,964
                                             ==========            ==========            ==========
  Cost                                       $2,398,826               $78,613            $2,068,794
                                             ==========            ==========            ==========
  Market value                               $2,353,258               $51,952            $1,408,482
 Due from Sponsor Company                            --                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total assets                                 2,353,258                51,952             1,408,482
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
 Total liabilities                                   --                    --                     1
                                             ----------            ----------            ----------
NET ASSETS:
 For contract liabilities                    $2,353,258               $51,952            $1,408,481
                                             ==========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                   72,653                 3,051                81,851
 Minimum unit fair value #*                  $16.678880             $8.440439            $16.633499
 Maximum unit fair value #*                  $32.470755            $17.192665            $17.234398
 Contract liability                          $2,353,258               $51,952            $1,408,481

                                             PUTNAM VT
                                           INTERNATIONAL           PUTNAM VT
                                            GROWTH FUND          INVESTORS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                  814                 4,782
                                             ==========            ==========
  Cost                                          $10,528               $45,110
                                             ==========            ==========
  Market value                                  $13,484               $55,422
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    13,484                55,422
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $13,484               $55,422
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                      772                 4,471
 Minimum unit fair value #*                  $17.464541            $12.397161
 Maximum unit fair value #*                  $17.464541            $12.397161
 Contract liability                             $13,484               $55,422

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT            PUTNAM VT             PUTNAM VT
                                               MONEY              MULTI-CAP             SMALL CAP
                                            MARKET FUND          GROWTH FUND            VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 217               155,479                 7,581
                                             =========            ==========            ==========
  Cost                                            $217            $2,740,625              $161,583
                                             =========            ==========            ==========
  Market value                                    $217            $3,548,929              $115,915
 Due from Sponsor Company                           --                   313                    --
 Receivable from fund shares sold                   --                    --                    --
 Other assets                                       --                     1                    --
                                             ---------            ----------            ----------
 Total assets                                      217             3,549,243               115,915
                                             ---------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                             --                    --                    --
 Payable for fund shares purchased                  --                   313                    --
 Other liabilities                                  --                    --                    --
                                             ---------            ----------            ----------
 Total liabilities                                  --                   313                    --
                                             ---------            ----------            ----------
NET ASSETS:
 For contract liabilities                         $217            $3,548,930              $115,915
                                             =========            ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     120               126,861                10,005
 Minimum unit fair value #*                  $1.803151            $17.208979            $11.585811
 Maximum unit fair value #*                  $1.803151            $28.168997            $11.585811
 Contract liability                               $217            $3,548,930              $115,915

                                             PUTNAM VT             PUTNAM VT
                                           GEORGE PUTNAM             GLOBAL
                                           BALANCED FUND         UTILITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                2,224                19,146
                                             ==========            ==========
  Cost                                          $22,529              $265,936
                                             ==========            ==========
  Market value                                  $17,792              $232,630
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    17,792               232,630
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $17,792              $232,630
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    1,144                 7,981
 Minimum unit fair value #*                  $15.557336            $29.147195
 Maximum unit fair value #*                  $15.557336            $29.147195
 Contract liability                             $17,792              $232,630

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                    PUTNAM VT              PUTNAM VT
                                             PUTNAM VT               CAPITAL                 EQUITY
                                            VOYAGER FUND        OPPORTUNITIES FUND        INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              170,597                  7,505                 19,435
                                             ==========             ==========             ==========
  Cost                                       $5,631,378               $109,481               $228,081
                                             ==========             ==========             ==========
  Market value                               $6,224,575               $131,634               $305,696
 Due from Sponsor Company                            --                     --                     --
 Receivable from fund shares sold                    --                     --                     --
 Other assets                                        --                     --                     --
                                             ----------             ----------             ----------
 Total assets                                 6,224,575                131,634                305,696
                                             ----------             ----------             ----------
LIABILITIES:
 Due to Sponsor Company                              --                     --                     --
 Payable for fund shares purchased                   --                     --                     --
 Other liabilities                                   --                     --                     --
                                             ----------             ----------             ----------
 Total liabilities                                   --                     --                     --
                                             ----------             ----------             ----------
NET ASSETS:
 For contract liabilities                    $6,224,575               $131,634               $305,696
                                             ==========             ==========             ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  156,196                  6,147                 15,514
 Minimum unit fair value #*                  $16.202644             $21.414988             $19.095633
 Maximum unit fair value #*                  $40.405692             $21.414988             $19.759287
 Contract liability                          $6,224,575               $131,634               $305,696

                                              INVESCO
                                          VAN KAMPEN V.I.           INVESCO
                                             GROWTH AND         VAN KAMPEN V.I.
                                            INCOME FUND          COMSTOCK FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                                3,009                30,664
                                             ==========            ==========
  Cost                                          $51,154              $400,470
                                             ==========            ==========
  Market value                                  $60,260              $405,381
 Due from Sponsor Company                            23                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total assets                                    60,283               405,381
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   23                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total liabilities                                   23                    --
                                             ----------            ----------
NET ASSETS:
 For contract liabilities                       $60,260              $405,381
                                             ==========            ==========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    5,251                31,032
 Minimum unit fair value #*                  $11.475741            $13.063471
 Maximum unit fair value #*                  $11.475741            $13.063471
 Contract liability                             $60,260              $405,381

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                   INVESCO                  INVESCO
                                               VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                                  AMERICAN                  MID CAP
                                               FRANCHISE FUND             GROWTH FUND
                                            SUB-ACCOUNT (4)(5)(6)     SUB-ACCOUNT (4)(7)
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    3,365                   34,633
                                                  =========                =========
  Cost                                             $124,834                 $137,600
                                                  =========                =========
  Market value                                     $122,073                 $135,762
 Due from Sponsor Company                                --                       --
 Receivable from fund shares sold                        --                       --
 Other assets                                            --                       --
                                                  ---------                ---------
 Total assets                                       122,073                  135,762
                                                  ---------                ---------
LIABILITIES:
 Due to Sponsor Company                                  --                       --
 Payable for fund shares purchased                       --                       --
 Other liabilities                                       --                       --
                                                  ---------                ---------
 Total liabilities                                       --                       --
                                                  ---------                ---------
NET ASSETS:
 For contract liabilities                          $122,073                 $135,762
                                                  =========                =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                       12,231                   13,583
 Minimum unit fair value #*                       $9.980752                $9.994841
 Maximum unit fair value #*                       $9.980752                $9.994841
 Contract liability                                $122,073                 $135,762

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(4)  Funded as of April 27, 2012.

(5) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(6) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(7) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH            INTERNATIONAL              SMALL/MID-CAP
                                           STRATEGY PORTFOLIO         VALUE PORTFOLIO            VALUE PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $328                     $6,552                      $498
                                                 ------                   --------                   -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      316                    (53,573)                    3,037
 Net realized gain on distributions                  --                         --                     5,506
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,450                    110,168                    20,806
                                                 ------                   --------                   -------
  Net gain (loss) on investments                  1,766                     56,595                    29,349
                                                 ------                   --------                   -------
  Net increase (decrease) in net
   assets resulting from operations              $2,094                    $63,147                   $29,847
                                                 ======                   ========                   =======

                                                                     ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                             SUB-ACCOUNT (1)              SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                      $1,795
                                                  -----                     -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      590                      (2,154)
 Net realized gain on distributions                  --                          --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (458)                     18,433
                                                  -----                     -------
  Net gain (loss) on investments                    132                      16,279
                                                  -----                     -------
  Net increase (decrease) in net
   assets resulting from operations                $132                     $18,074
                                                  =====                     =======

(1)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                           INVESCO V.I.    INVESCO V.I.     INVESCO V.I.
                                               CORE        INTERNATIONAL    MID CAP CORE
                                           EQUITY FUND      GROWTH FUND      EQUITY FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $233           $6,861             $320
                                              ------          -------          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   407            3,249           (2,579)
 Net realized gain on distributions               --               --            4,157
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,721           54,990           46,491
                                              ------          -------          -------
  Net gain (loss) on investments               3,128           58,239           48,069
                                              ------          -------          -------
  Net increase (decrease) in net assets
   resulting from operations                  $3,361          $65,100          $48,389
                                              ======          =======          =======

                                           INVESCO V.I.        INVESCO V.I.
                                             SMALL CAP            GLOBAL
                                            EQUITY FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --               $111
                                              -------             ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 35,298                460
 Net realized gain on distributions                --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     37,653              4,112
                                              -------             ------
  Net gain (loss) on investments               72,951              4,572
                                              -------             ------
  Net increase (decrease) in net assets
   resulting from operations                  $72,951             $4,683
                                              =======             ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          INVESCO V.I.
                                          BALANCED RISK     ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                           ALLOCATION            REAL ESTATE                GLOBAL
                                              FUND           INVESTMENT PORTFOLIO         BOND FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,176                  $240                  $2,018
                                             -------                ------                  ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 1,760                  (240)                    495
 Net realized gain on distributions              519                 3,309                     778
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     8,277                   831                   2,010
                                             -------                ------                  ------
  Net gain (loss) on investments              10,556                 3,900                   3,283
                                             -------                ------                  ------
  Net increase (decrease) in net
   assets resulting from operations          $11,732                $4,140                  $5,301
                                             =======                ======                  ======

                                          AMERICAN FUNDS
                                              GLOBAL            AMERICAN FUNDS
                                            GROWTH AND              ASSET
                                            INCOME FUND        ALLOCATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,724               $162,500
                                              -------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,593                 67,297
 Net realized gain on distributions                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     12,427              1,005,212
                                              -------             ----------
  Net gain (loss) on investments               14,020              1,072,509
                                              -------             ----------
  Net increase (decrease) in net
   assets resulting from operations           $16,744             $1,235,009
                                              =======             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS
                                             BLUE CHIP                                AMERICAN FUNDS
                                            INCOME AND          AMERICAN FUNDS            GLOBAL
                                            GROWTH FUND           BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $28,854               $78,525               $21,817
                                             --------              --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 24,188                24,951                54,685
 Net realized gain on distributions                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    151,420                70,072               392,455
                                             --------              --------              --------
  Net gain (loss) on investments              175,608                95,023               447,140
                                             --------              --------              --------
  Net increase (decrease) in net
   assets resulting from operations          $204,462              $173,548              $468,957
                                             ========              ========              ========


                                           AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $82,398                 $130,687
                                             -----------              -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   166,598                   78,544
 Net realized gain on distributions                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,444,337                1,054,887
                                             -----------              -----------
  Net gain (loss) on investments               1,610,935                1,133,431
                                             -----------              -----------
  Net increase (decrease) in net
   assets resulting from operations           $1,693,333               $1,264,118
                                             ===========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                            AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                          INTERNATIONAL FUND       NEW WORLD FUND      CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $75,888                $16,758                $43,317
                                               --------               --------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (39,657)                59,477                 16,584
 Net realized gain on distributions                  --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      811,007                203,694                475,884
                                               --------               --------               --------
  Net gain (loss) on investments                771,350                263,171                492,468
                                               --------               --------               --------
  Net increase (decrease) in net
   assets resulting from operations            $847,238               $279,929               $535,785
                                               ========               ========               ========

                                           FIDELITY VIP         FIDELITY VIP
                                          ASSET MANAGER        EQUITY-INCOME
                                            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $4,870              $218,588
                                             --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (17,531)             (115,598)
 Net realized gain on distributions             2,332               445,464
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     66,013               584,154
                                             --------            ----------
  Net gain (loss) on investments               50,814               914,020
                                             --------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $55,684            $1,132,608
                                             ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 FIDELITY VIP       FIDELITY VIP        FIDELITY VIP
                                    GROWTH           CONTRAFUND           OVERSEAS
                                  PORTFOLIO          PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $71             $21,996             $10,859
                                    ------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 58             (18,523)            (11,362)
 Net realized gain on
  distributions                         --                  --               1,869
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               2,092             277,059             102,201
                                    ------            --------            --------
  Net gain (loss) on
   investments                       2,150             258,536              92,708
                                    ------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $2,221            $280,532            $103,567
                                    ======            ========            ========

                                  FIDELITY VIP         FIDELITY VIP
                                    MID CAP          VALUE STRATEGIES
                                   PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                            $7,648                 $92
                                    --------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (2,070)                466
 Net realized gain on
  distributions                      157,794                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                79,743               5,136
                                    --------              ------
  Net gain (loss) on
   investments                       235,467               5,602
                                    --------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                       $243,115              $5,694
                                    ========              ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP
                                          DYNAMIC CAPITAL       FIDELITY VIP        FIDELITY VIP
                                            APPRECIATION        FREEDOM 2010        FREEDOM 2020
                                             PORTFOLIO            PORTFOLIO          PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $6                 $86               $3,416
                                               ------               -----             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    863                  20                2,956
 Net realized gain on distributions                --                  47                2,239
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (451)                234               13,769
                                               ------               -----             --------
  Net gain (loss) on investments                  412                 301               18,964
                                               ------               -----             --------
  Net increase (decrease) in net
   assets resulting from operations              $418                $387              $22,380
                                               ======               =====             ========


                                           FIDELITY VIP         FIDELITY VIP
                                           FREEDOM 2030       STRATEGIC INCOME
                                            PORTFOLIO             PORTFOLIO
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $6,750                 $791
                                             --------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  5,256                  455
 Net realized gain on distributions             3,071                  272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     30,471                1,134
                                             --------              -------
  Net gain (loss) on investments               38,798                1,861
                                             --------              -------
  Net increase (decrease) in net
   assets resulting from operations           $45,548               $2,652
                                             ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        FRANKLIN                              FRANKLIN
                                         RISING            FRANKLIN        SMALL-MID CAP
                                       DIVIDENDS            INCOME             GROWTH
                                    SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,166             $87,539              $ --
                                         ------            --------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,030             (20,104)              671
 Net realized gain on
  distributions                              --                  --             2,973
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         4,003              89,085               354
                                         ------            --------            ------
  Net gain (loss) on investments          6,033              68,981             3,998
                                         ------            --------            ------
  Net increase (decrease) in net
   assets resulting from
   operations                            $7,199            $156,520            $3,998
                                         ======            ========            ======

                                         FRANKLIN           FRANKLIN
                                        SMALL CAP           STRATEGIC
                                          VALUE              INCOME
                                     SECURITIES FUND     SECURITIES FUND
                                       SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                 $7,569            $52,629
                                         --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    44,663             10,586
 Net realized gain on
  distributions                                --                858
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         103,442             25,959
                                         --------            -------
  Net gain (loss) on investments          148,105             37,403
                                         --------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                            $155,674            $90,032
                                         ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                 TEMPLETON
                                                                DEVELOPING            TEMPLETON
                                          MUTUAL SHARES           MARKETS              FOREIGN
                                         SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $31,785              $2,040               $4,929
                                             --------             -------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (9,619)              1,392                1,255
 Net realized gain on distributions                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    176,432              14,087               22,168
                                             --------             -------              -------
  Net gain (loss) on investments              166,813              15,479               23,423
                                             --------             -------              -------
  Net increase (decrease) in net
   assets resulting from operations          $198,598             $17,519              $28,352
                                             ========             =======              =======


                                             TEMPLETON              MUTUAL
                                              GROWTH           GLOBAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $3,857               $35,106
                                              -------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (385)               (4,440)
 Net realized gain on distributions                --                70,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     33,136                61,305
                                              -------              --------
  Net gain (loss) on investments               32,751               127,735
                                              -------              --------
  Net increase (decrease) in net
   assets resulting from operations           $36,608              $162,841
                                              =======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         FRANKLIN
                                         FLEX CAP         TEMPLETON          HARTFORD
                                          GROWTH         GLOBAL BOND         BALANCED
                                      SECURITIES FUND  SECURITIES FUND       HLS FUND
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (2)
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --            $120,586           $233,213
                                           ----            --------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     336              12,895           (210,519)
 Net realized gain on distributions          --               3,027                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           180             127,036            879,669
                                           ----            --------          ---------
  Net gain (loss) on investments            516             142,958            669,150
                                           ----            --------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $516            $263,544           $902,363
                                           ====            ========          =========

                                          HARTFORD           HARTFORD
                                           TOTAL              CAPITAL
                                        RETURN BOND        APPRECIATION
                                          HLS FUND           HLS FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                $551,302             $363,154
                                          --------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     85,932             (240,074)
 Net realized gain on distributions             --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          344,354            3,990,789
                                          --------          -----------
  Net gain (loss) on investments           430,286            3,750,715
                                          --------          -----------
  Net increase (decrease) in net
   assets resulting from operations       $981,588           $4,113,869
                                          ========          ===========

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                              DIVIDEND            HARTFORD          HARTFORD
                                             AND GROWTH        GLOBAL RESEARCH   GLOBAL GROWTH
                                              HLS FUND            HLS FUND          HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $225,359             $216               $93
                                             -----------           ------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   161,222              234             1,891
 Net realized gain on distributions                   --               --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       919,254            2,705             4,814
                                             -----------           ------            ------
  Net gain (loss) on investments               1,080,476            2,939             6,705
                                             -----------           ------            ------
  Net increase (decrease) in net assets
   resulting from operations                  $1,305,835           $3,155            $6,798
                                             ===========           ======            ======

                                             HARTFORD
                                           DISCIPLINED        HARTFORD
                                              EQUITY           GROWTH
                                             HLS FUND         HLS FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------  --------------------------------
INVESTMENT INCOME:
 Dividends                                    $14,452            $ --
                                             --------          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 45,552             186
 Net realized gain on distributions                --              --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    109,534           3,405
                                             --------          ------
  Net gain (loss) on investments              155,086           3,591
                                             --------          ------
  Net increase (decrease) in net assets
   resulting from operations                 $169,538          $3,591
                                             ========          ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             HARTFORD
                                              GROWTH              HARTFORD              HARTFORD
                                           OPPORTUNITIES         HIGH YIELD              INDEX
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --              $87,096              $190,923
                                             ---------            ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,371                6,218               120,062
 Net realized gain on distributions                 --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     244,181               31,419             1,140,587
                                             ---------            ---------            ----------
  Net gain (loss) on investments               245,552               37,637             1,260,649
                                             ---------            ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $245,552             $124,733            $1,451,572
                                             =========            =========            ==========

                                             HARTFORD             HARTFORD
                                           INTERNATIONAL       SMALL/MID CAP
                                           OPPORTUNITIES           EQUITY
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                    $103,735                 $13
                                             ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (55,350)              2,739
 Net realized gain on distributions                 --                 283
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     942,955              (2,348)
                                             ---------            --------
  Net gain (loss) on investments               887,605                 674
                                             ---------            --------
  Net increase (decrease) in net
   assets resulting from operations           $991,340                $687
                                             =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 HARTFORD            HARTFORD            HARTFORD
                                  MIDCAP           MIDCAP VALUE        MONEY MARKET
                                 HLS FUND            HLS FUND            HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $28,650              $5,994               $ --
                                 --------            --------              -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security
  transactions                     52,672             (15,832)                --
 Net realized gain on
  distributions                        --                  --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            513,888             127,966                 --
                                 --------            --------              -----
  Net gain (loss) on
   investments                    566,560             112,134                 --
                                 --------            --------              -----
  Net increase (decrease)
   in net assets resulting
   from operations               $595,210            $118,128               $ --
                                 ========            ========              =====

                                 HARTFORD             HARTFORD
                              SMALL COMPANY       SMALLCAP GROWTH
                                 HLS FUND             HLS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                           $ --                $ --
                                 --------              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security
  transactions                     64,937                 723
 Net realized gain on
  distributions                       219                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            450,575                 385
                                 --------              ------
  Net gain (loss) on
   investments                    515,731               1,108
                                 --------              ------
  Net increase (decrease)
   in net assets resulting
   from operations               $515,731              $1,108
                                 ========              ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                              HARTFORD           U.S. GOVERNMENT           HARTFORD
                                               STOCK                SECURITIES               VALUE
                                              HLS FUND               HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $255,086               $50,407                $59,254
                                             ----------              --------              ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (154,451)                3,728                 41,711
 Net realized gain on distributions                  --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,492,415                10,599                291,853
                                             ----------              --------              ---------
  Net gain (loss) on investments              1,337,964                14,327                333,564
                                             ----------              --------              ---------
  Net increase (decrease) in net
   assets resulting from operations          $1,593,050               $64,734               $392,818
                                             ==========              ========              =========

                                                               LORD ABBETT
                                          LORD ABBETT          CALIBRATED
                                          FUNDAMENTAL           DIVIDEND
                                          EQUITY FUND          GROWTH FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT (3)
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                  $717
                                              ----               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1                   (47)
 Net realized gain on distributions             --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --                 1,849
                                              ----               -------
  Net gain (loss) on investments                 1                 1,802
                                              ----               -------
  Net increase (decrease) in net
   assets resulting from operations             $1                $2,519
                                              ====               =======

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            LORD ABBETT          LORD ABBETT
                                                BOND              GROWTH AND         MFS GROWTH
                                           DEBENTURE FUND        INCOME FUND           SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $24,245                 $387               $ --
                                              --------             --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  11,999               (5,811)               229
 Net realized gain on distributions              5,413                   --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       5,782               12,288              1,671
                                              --------             --------            -------
  Net gain (loss) on investments                23,194                6,477              1,900
                                              --------             --------            -------
  Net increase (decrease) in net
   assets resulting from operations            $47,439               $6,864             $1,900
                                              ========             ========            =======


                                           MFS INVESTORS           MFS NEW
                                           TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                       $194                  $ --
                                              -------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    238                 9,607
 Net realized gain on distributions                --                10,126
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,373                 7,061
                                              -------              --------
  Net gain (loss) on investments                3,611                26,794
                                              -------              --------
  Net increase (decrease) in net
   assets resulting from operations            $3,805               $26,794
                                              =======              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      MFS TOTAL           MFS VALUE         MFS RESEARCH
                                    RETURN SERIES           SERIES           BOND SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $66,433             $11,358            $25,630
                                       --------            --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,008)             14,621              8,324
 Net realized gain on
  distributions                              --               5,265              6,131
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       186,446              71,004             22,695
                                       --------            --------            -------
  Net gain (loss) on investments        184,438              90,890             37,150
                                       --------            --------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                          $250,871            $102,248            $62,780
                                       ========            ========            =======

                                                          INVESCO
                                     UIF MID CAP      VAN KAMPEN V.I.
                                       GROWTH            AMERICAN
                                      PORTFOLIO         VALUE FUND
                                     SUB-ACCOUNT      SUB-ACCOUNT (4)
--------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --             $1,063
                                       -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,321             (3,551)
 Net realized gain on
  distributions                         12,826                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       (8,427)            24,569
                                       -------            -------
  Net gain (loss) on investments         8,720             21,018
                                       -------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                           $8,720            $22,081
                                       =======            =======

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   OPPENHEIMER
                                     CAPITAL           OPPENHEIMER        OPPENHEIMER
                                  APPRECIATION      GLOBAL SECURITIES     MAIN STREET
                                     FUND/VA             FUND/VA            FUND/VA
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $568              $6,218               $589
                                     -------             -------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                2,327              (8,379)                46
 Net realized gain on
  distributions                           --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         11,542              62,793              4,429
                                     -------             -------             ------
  Net gain (loss) on
   investments                        13,869              54,414              4,475
                                     -------             -------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $14,437             $60,632             $5,064
                                     =======             =======             ======

                                     OPPENHEIMER
                                     MAIN STREET         OPPENHEIMER
                                  SMALL- & MID-CAP          VALUE
                                       FUND/VA             FUND/VA
                                     SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                $274                $45
                                       -------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4,902                119
 Net realized gain on
  distributions                             --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            8,413                325
                                       -------               ----
  Net gain (loss) on
   investments                          13,315                444
                                       -------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                          $13,589               $489
                                       =======               ====

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT             PUTNAM VT
                                           DIVERSIFIED          GLOBAL ASSET             GLOBAL
                                           INCOME FUND        ALLOCATION FUND         EQUITY FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $25,407               $5,804                $42,389
                                             --------             --------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (7,973)              (6,093)              (160,369)
 Net realized gain on distributions                --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,802               77,109                535,377
                                             --------             --------             ----------
  Net gain (loss) on investments               21,829               71,016                375,008
                                             --------             --------             ----------
  Net increase (decrease) in net
   assets resulting from operations           $47,236              $76,820               $417,397
                                             ========             ========             ==========

                                             PUTNAM VT            PUTNAM VT
                                             GROWTH AND         GLOBAL HEALTH
                                            INCOME FUND           CARE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $99,645              $1,328
                                             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (328,473)              1,066
 Net realized gain on distributions                  --               7,113
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,127,679               8,062
                                             ----------            --------
  Net gain (loss) on investments                799,206              16,241
                                             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations            $898,851             $17,569
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT                                 PUTNAM VT
                                                HIGH               PUTNAM VT         INTERNATIONAL
                                             YIELD FUND           INCOME FUND          VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $166,123             $118,458              $1,587
                                             ----------            ---------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (222,750)             (11,168)             (2,453)
 Net realized gain on distributions                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      377,989              132,232              10,516
                                             ----------            ---------            --------
  Net gain (loss) on investments                155,239              121,064               8,063
                                             ----------            ---------            --------
  Net increase (decrease) in net
   assets resulting from operations            $321,362             $239,522              $9,650
                                             ==========            =========            ========

                                             PUTNAM VT            PUTNAM VT
                                           INTERNATIONAL        INTERNATIONAL
                                            EQUITY FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $34,596                $238
                                             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (149,761)                316
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      391,415               2,017
                                             ----------            --------
  Net gain (loss) on investments                241,654               2,333
                                             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations            $276,250              $2,571
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       PUTNAM VT          PUTNAM VT
                                     PUTNAM VT           MONEY            MULTI-CAP
                                   INVESTORS FUND     MARKET FUND        GROWTH FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $824              $ --             $18,002
                                       ------            ------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   301                --             108,835
 Net realized gain on
  distributions                            --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       7,161                --             434,919
                                       ------            ------            --------
  Net gain (loss) on investments        7,462                --             543,754
                                       ------            ------            --------
  Net increase (decrease) in net
   assets resulting from
   operations                          $8,286              $ --            $561,756
                                       ======            ======            ========

                                      PUTNAM VT            PUTNAM VT
                                      SMALL CAP          GEORGE PUTNAM
                                      VALUE FUND         BALANCED FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                 $526                $373
                                       --------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (14,659)             (2,679)
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        32,368               4,562
                                       --------             -------
  Net gain (loss) on investments         17,709               1,883
                                       --------             -------
  Net increase (decrease) in net
   assets resulting from
   operations                           $18,235              $2,256
                                       ========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            PUTNAM VT                                   PUTNAM VT
                                              GLOBAL             PUTNAM VT               CAPITAL
                                          UTILITIES FUND       VOYAGER FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $9,525              $24,207                   $539
                                             --------            ---------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (3,511)              62,083                  6,978
 Net realized gain on distributions                --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,562              766,654                 11,527
                                             --------            ---------               --------
  Net gain (loss) on investments                3,051              828,737                 18,505
                                             --------            ---------               --------
  Net increase (decrease) in net
   assets resulting from operations           $12,576             $852,944                $19,044
                                             ========            =========               ========

                                                                   INVESCO
                                            PUTNAM VT          VAN KAMPEN V.I.
                                              EQUITY             GROWTH AND
                                           INCOME FUND           INCOME FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $9,613                 $627
                                             --------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 55,001                  403
 Net realized gain on distributions                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (5,297)               5,359
                                             --------              -------
  Net gain (loss) on investments               49,704                5,762
                                             --------              -------
  Net increase (decrease) in net
   assets resulting from operations           $59,317               $6,389
                                             ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                        INVESCO                  INVESCO
                                                INVESCO             VAN KAMPEN V.I.          VAN KAMPEN V.I.
                                            VAN KAMPEN V.I.            AMERICAN                  MID CAP
                                             COMSTOCK FUND          FRANCHISE FUND             GROWTH FUND
                                              SUB-ACCOUNT        SUB-ACCOUNT (5)(6)(7)      SUB-ACCOUNT (5)(8)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $6,108                    $ --                      $ --
                                                -------                 -------                  --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (3,705)                     47                   (28,537)
 Net realized gain on distributions                  --                      --                        39
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       66,723                  12,530                    42,067
                                                -------                 -------                  --------
  Net gain (loss) on investments                 63,018                  12,577                    13,569
                                                -------                 -------                  --------
  Net increase (decrease) in net assets
   resulting from operations                    $69,126                 $12,577                   $13,569
                                                =======                 =======                  ========

(5)  Funded as of April 27, 2012.

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH            INTERNATIONAL             SMALL/MID-CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO           VALUE PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $328                     $6,552                      $498
 Net realized gain (loss) on security
  transactions                                       316                    (53,573)                    3,037
 Net realized gain on distributions                   --                         --                     5,506
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,450                    110,168                    20,806
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets
  resulting from operations                        2,094                     63,147                    29,847
                                                 -------                   --------                  --------
UNIT TRANSACTIONS:
 Purchases                                         2,359                     43,235                    26,111
 Net transfers                                        61                     10,049                     3,267
 Surrenders for benefit payments and
  fees                                                --                    (17,918)                       --
 Other transactions                                   --                        674                         2
 Death benefits                                       --                     (7,862)                       --
 Net loan activity                                    --                     (1,981)                       --
 Cost of insurance and other fees                 (2,044)                   (26,289)                  (25,583)
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets
  resulting from unit transactions                   376                        (92)                    3,797
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets             2,470                     63,055                    33,644
NET ASSETS:
 Beginning of year                                15,378                    426,645                   160,963
                                                 -------                   --------                  --------
 End of year                                     $17,848                   $489,700                  $194,607
                                                 =======                   ========                  ========

                                                                    ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                             SUB-ACCOUNT (1)             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $ --                     $1,795
 Net realized gain (loss) on security
  transactions                                       590                     (2,154)
 Net realized gain on distributions                   --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (458)                    18,433
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from operations                          132                     18,074
                                                 -------                   --------
UNIT TRANSACTIONS:
 Purchases                                            --                        941
 Net transfers                                       (71)                       541
 Surrenders for benefit payments and
  fees                                            (4,293)                        --
 Other transactions                                  186                         (1)
 Death benefits                                       --                         --
 Net loan activity                                    --                         --
 Cost of insurance and other fees                  1,666                     (3,630)
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,512)                    (2,149)
                                                 -------                   --------
 Net increase (decrease) in net assets            (2,380)                    15,925
NET ASSETS:
 Beginning of year                                 2,380                    116,141
                                                 -------                   --------
 End of year                                        $ --                   $132,066
                                                 =======                   ========

(1)  Not funded as of December 31, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                        INVESCO V.I.      INVESCO V.I.      INVESCO V.I.
                                            CORE         INTERNATIONAL      MID CAP CORE
                                         EQUITY FUND      GROWTH FUND       EQUITY FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $233            $6,861              $320
 Net realized gain (loss) on security
  transactions                                 407             3,249            (2,579)
 Net realized gain on distributions             --                --             4,157
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            2,721            54,990            46,491
                                           -------          --------          --------
 Net increase (decrease) in net
  assets resulting from operations           3,361            65,100            48,389
                                           -------          --------          --------
UNIT TRANSACTIONS:
 Purchases                                     382            44,470            22,445
 Net transfers                              (4,640)           26,700            (5,350)
 Surrenders for benefit payments and
  fees                                          --            (7,693)          (30,318)
 Other transactions                             --               (13)               (5)
 Death benefits                                 --            (6,855)          (11,381)
 Net loan activity                              --             1,633                --
 Cost of insurance and other fees           (2,675)          (32,641)          (19,620)
                                           -------          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (6,933)           25,601           (44,229)
                                           -------          --------          --------
 Net increase (decrease) in net
  assets                                    (3,572)           90,701             4,160
NET ASSETS:
 Beginning of year                          27,575           397,586           460,336
                                           -------          --------          --------
 End of year                               $24,003          $488,287          $464,496
                                           =======          ========          ========

                                         INVESCO V.I.        INVESCO V.I.
                                           SMALL CAP            GLOBAL
                                          EQUITY FUND      REAL ESTATE FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                   $ --              $111
 Net realized gain (loss) on security
  transactions                                35,298               460
 Net realized gain on distributions               --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             37,653             4,112
                                           ---------           -------
 Net increase (decrease) in net
  assets resulting from operations            72,951             4,683
                                           ---------           -------
UNIT TRANSACTIONS:
 Purchases                                    28,875             7,409
 Net transfers                                   (50)             (154)
 Surrenders for benefit payments and
  fees                                       (99,406)               --
 Other transactions                               (7)              (37)
 Death benefits                              (11,561)               --
 Net loan activity                             1,008                --
 Cost of insurance and other fees            (46,522)           (4,523)
                                           ---------           -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (127,663)            2,695
                                           ---------           -------
 Net increase (decrease) in net
  assets                                     (54,712)            7,378
NET ASSETS:
 Beginning of year                           563,024            16,712
                                           ---------           -------
 End of year                                $508,312           $24,090
                                           =========           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    INVESCO V.I.
                                   BALANCED RISK    ALLIANCEBERNSTEIN VPS   AMERICAN FUNDS
                                     ALLOCATION          REAL ESTATE            GLOBAL
                                        FUND        INVESTMENT PORTFOLIO      BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,176                $240               $2,018
 Net realized gain (loss) on
  security transactions                  1,760                (240)                 495
 Net realized gain on
  distributions                            519               3,309                  778
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        8,277                 831                2,010
                                      --------             -------             --------
 Net increase (decrease) in net
  assets resulting from
  operations                            11,732               4,140                5,301
                                      --------             -------             --------
UNIT TRANSACTIONS:
 Purchases                              32,716               4,340                8,471
 Net transfers                          58,992               4,052               13,380
 Surrenders for benefit payments
  and fees                                  --                  --               (2,847)
 Other transactions                         --                  --                  (30)
 Death benefits                        (14,930)                 --                   --
 Net loan activity                        (235)                 --                   --
 Cost of insurance and other
  fees                                 (13,002)             (6,535)              (6,527)
                                      --------             -------             --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          63,541               1,857               12,447
                                      --------             -------             --------
 Net increase (decrease) in net
  assets                                75,273               5,997               17,748
NET ASSETS:
 Beginning of year                      74,789              15,647               85,290
                                      --------             -------             --------
 End of year                          $150,062             $21,644             $103,038
                                      ========             =======             ========

                                   AMERICAN FUNDS
                                       GLOBAL         AMERICAN FUNDS
                                     GROWTH AND           ASSET
                                    INCOME FUND      ALLOCATION FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)           $2,724            $162,500
 Net realized gain (loss) on
  security transactions                  1,593              67,297
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       12,427           1,005,212
                                      --------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            16,744           1,235,009
                                      --------          ----------
UNIT TRANSACTIONS:
 Purchases                              12,435             349,027
 Net transfers                           9,848              86,286
 Surrenders for benefit payments
  and fees                                  --             (51,081)
 Other transactions                          1                  83
 Death benefits                             --             (13,637)
 Net loan activity                          --                (240)
 Cost of insurance and other
  fees                                 (11,501)           (515,769)
                                      --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          10,783            (145,331)
                                      --------          ----------
 Net increase (decrease) in net
  assets                                27,527           1,089,678
NET ASSETS:
 Beginning of year                      86,593           7,624,078
                                      --------          ----------
 End of year                          $114,120          $8,713,756
                                      ========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                  BLUE CHIP                             AMERICAN FUNDS
                                  INCOME AND        AMERICAN FUNDS          GLOBAL
                                 GROWTH FUND          BOND FUND          GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $28,854             $78,525             $21,817
 Net realized gain (loss) on
  security transactions               24,188              24,951              54,685
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               151,420              70,072             392,455
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         204,462             173,548             468,957
                                  ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                            70,105             221,272             108,284
 Net transfers                        31,757             117,599              29,497
 Surrenders for benefit
  payments and fees                 (254,831)           (369,944)            (18,843)
 Other transactions                      (59)               (111)                (37)
 Death benefits                      (15,754)            (87,152)                 --
 Net loan activity                        --              (5,572)             (4,209)
 Cost of insurance and other
  fees                               (82,049)           (255,042)           (106,312)
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (250,831)           (378,950)              8,380
                                  ----------          ----------          ----------
 Net increase (decrease) in
  net assets                         (46,369)           (205,402)            477,337
NET ASSETS:
 Beginning of year                 1,508,504           3,460,892           2,072,422
                                  ----------          ----------          ----------
 End of year                      $1,462,135          $3,255,490          $2,549,759
                                  ==========          ==========          ==========


                                AMERICAN FUNDS       AMERICAN FUNDS
                                  GROWTH FUND      GROWTH-INCOME FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT
----------------------------  ---------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $82,398            $130,687
 Net realized gain (loss) on
  security transactions               166,598              78,544
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              1,444,337           1,054,887
                                  -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,693,333           1,264,118
                                  -----------          ----------
UNIT TRANSACTIONS:
 Purchases                            511,411             424,564
 Net transfers                        (94,459)           (100,964)
 Surrenders for benefit
  payments and fees                  (434,838)            (65,177)
 Other transactions                       (38)             (4,653)
 Death benefits                        (9,232)            (91,329)
 Net loan activity                        236               8,223
 Cost of insurance and other
  fees                               (492,646)           (439,711)
                                  -----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (519,566)           (269,047)
                                  -----------          ----------
 Net increase (decrease) in
  net assets                        1,173,767             995,071
NET ASSETS:
 Beginning of year                  9,554,826           7,341,660
                                  -----------          ----------
 End of year                      $10,728,593          $8,336,731
                                  ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                            AMERICAN FUNDS         AMERICAN FUNDS          GLOBAL SMALL
                                          INTERNATIONAL FUND       NEW WORLD FUND      CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $75,888                $16,758                $43,317
 Net realized gain (loss) on security
  transactions                                   (39,657)                59,477                 16,584
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       811,007                203,694                475,884
                                              ----------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      847,238                279,929                535,785
                                              ----------             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       311,714                 81,318                125,671
 Net transfers                                   (91,750)              (187,410)               (56,371)
 Surrenders for benefit payments and
  fees                                          (215,100)               (38,541)               (19,236)
 Other transactions                                   12                     18                      4
 Death benefits                                  (17,306)                    --                     --
 Net loan activity                                 1,205                     36                   (409)
 Cost of insurance and other fees               (260,143)               (77,396)               (99,514)
                                              ----------             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (271,368)              (221,975)               (49,855)
                                              ----------             ----------             ----------
 Net increase (decrease) in net assets           575,870                 57,954                485,930
NET ASSETS:
 Beginning of year                             4,771,079              1,659,226              2,973,277
                                              ----------             ----------             ----------
 End of year                                  $5,346,949             $1,717,180             $3,459,207
                                              ==========             ==========             ==========

                                           FIDELITY VIP         FIDELITY VIP
                                          ASSET MANAGER        EQUITY-INCOME
                                            PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,870              $218,588
 Net realized gain (loss) on security
  transactions                                (17,531)             (115,598)
 Net realized gain on distributions             2,332               445,464
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     66,013               584,154
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    55,684             1,132,608
                                             --------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --               287,146
 Net transfers                               (135,226)             (122,717)
 Surrenders for benefit payments and
  fees                                             --              (320,844)
 Other transactions                              (805)               (6,020)
 Death benefits                               (74,937)             (147,026)
 Net loan activity                                 --                (8,064)
 Cost of insurance and other fees             (28,855)             (404,439)
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (239,823)             (721,964)
                                             --------            ----------
 Net increase (decrease) in net assets       (184,139)              410,644
NET ASSETS:
 Beginning of year                            503,275             6,736,785
                                             --------            ----------
 End of year                                 $319,136            $7,147,429
                                             ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                               GROWTH              CONTRAFUND            OVERSEAS
                                             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $71               $21,996              $10,859
 Net realized gain (loss) on security
  transactions                                       58               (18,523)             (11,362)
 Net realized gain on distributions                  --                    --                1,869
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        2,092               277,059              102,201
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                       2,221               280,532              103,567
                                             ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          285                83,710                   --
 Net transfers                                    3,665                37,121               (6,382)
 Surrenders for benefit payments and
  fees                                               --                  (811)                  --
 Other transactions                                  --                   102                   (4)
 Death benefits                                      --               (27,199)                  --
 Net loan activity                                   --                (4,898)                  --
 Cost of insurance and other fees                (1,178)             (158,413)             (39,739)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                2,772               (70,388)             (46,125)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets            4,993               210,144               57,442
NET ASSETS:
 Beginning of year                               14,918             1,775,110              519,348
                                             ----------            ----------            ---------
 End of year                                    $19,911            $1,985,254             $576,790
                                             ==========            ==========            =========

                                            FIDELITY VIP          FIDELITY VIP
                                              MID CAP           VALUE STRATEGIES
                                             PORTFOLIO              PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,648                   $92
 Net realized gain (loss) on security
  transactions                                   (2,070)                  466
 Net realized gain on distributions             157,794                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       79,743                 5,136
                                             ----------             ---------
 Net increase (decrease) in net assets
  resulting from operations                     243,115                 5,694
                                             ----------             ---------
UNIT TRANSACTIONS:
 Purchases                                      145,177                 1,099
 Net transfers                                   92,968                    --
 Surrenders for benefit payments and
  fees                                          (43,669)                   --
 Other transactions                                 271                    --
 Death benefits                                      --                    --
 Net loan activity                                1,375                    --
 Cost of insurance and other fees              (115,080)               (1,064)
                                             ----------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               81,042                    35
                                             ----------             ---------
 Net increase (decrease) in net assets          324,157                 5,729
NET ASSETS:
 Beginning of year                            1,656,474                21,234
                                             ----------             ---------
 End of year                                 $1,980,631               $26,963
                                             ==========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                            FIDELITY VIP
                                          DYNAMIC CAPITAL        FIDELITY VIP         FIDELITY VIP
                                            APPRECIATION         FREEDOM 2010         FREEDOM 2020
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $6                  $86                $3,416
 Net realized gain (loss) on security
  transactions                                     863                   20                 2,956
 Net realized gain on distributions                 --                   47                 2,239
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (451)                 234                13,769
                                              --------              -------             ---------
 Net increase (decrease) in net assets
  resulting from operations                        418                  387                22,380
                                              --------              -------             ---------
UNIT TRANSACTIONS:
 Purchases                                       1,280                  163                13,357
 Net transfers                                  (3,610)               4,924                 7,847
 Surrenders for benefit payments and
  fees                                              --                   --                    --
 Other transactions                                 --                   --                    --
 Death benefits                                     --                   --                    --
 Net loan activity                                  --                   --                  (217)
 Cost of insurance and other fees                 (176)                (320)              (17,122)
                                              --------              -------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (2,506)               4,767                 3,865
                                              --------              -------             ---------
 Net increase (decrease) in net assets          (2,088)               5,154                26,245
NET ASSETS:
 Beginning of year                               3,374                   75               167,503
                                              --------              -------             ---------
 End of year                                    $1,286               $5,229              $193,748
                                              ========              =======             =========


                                           FIDELITY VIP          FIDELITY VIP
                                           FREEDOM 2030        STRATEGIC INCOME
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,750                 $791
 Net realized gain (loss) on security
  transactions                                   5,256                  455
 Net realized gain on distributions              3,071                  272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      30,471                1,134
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                     45,548                2,652
                                             ---------             --------
UNIT TRANSACTIONS:
 Purchases                                      20,685                7,597
 Net transfers                                  27,244               (3,999)
 Surrenders for benefit payments and
  fees                                              --                   --
 Other transactions                                 --                   --
 Death benefits                                     --                   --
 Net loan activity                                  --                   --
 Cost of insurance and other fees              (24,462)              (3,574)
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              23,467                   24
                                             ---------             --------
 Net increase (decrease) in net assets          69,015                2,676
NET ASSETS:
 Beginning of year                             293,121               21,377
                                             ---------             --------
 End of year                                  $362,136              $24,053
                                             =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FRANKLIN                                    FRANKLIN
                                               RISING               FRANKLIN           SMALL-MID CAP
                                             DIVIDENDS               INCOME                GROWTH
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,166                $87,539                 $ --
 Net realized gain (loss) on security
  transactions                                   2,030                (20,104)                 671
 Net realized gain on distributions                 --                     --                2,973
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       4,003                 89,085                  354
                                              --------             ----------             --------
 Net increase (decrease) in net assets
  resulting from operations                      7,199                156,520                3,998
                                              --------             ----------             --------
UNIT TRANSACTIONS:
 Purchases                                      14,452                121,874               12,981
 Net transfers                                  14,090                 37,233                  465
 Surrenders for benefit payments and
  fees                                              --                (29,895)                  --
 Other transactions                                (18)                     1                   --
 Death benefits                                     --                (30,224)                  --
 Net loan activity                              (2,458)                     5                   --
 Cost of insurance and other fees               (8,797)              (111,348)              (8,146)
                                              --------             ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions              17,269                (12,354)               5,300
                                              --------             ----------             --------
 Net increase (decrease) in net assets          24,468                144,166                9,298
NET ASSETS:
 Beginning of year                              48,165              1,205,480               35,262
                                              --------             ----------             --------
 End of year                                   $72,633             $1,349,646              $44,560
                                              ========             ==========             ========

                                              FRANKLIN             FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                INCOME
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,569              $52,629
 Net realized gain (loss) on security
  transactions                                   44,663               10,586
 Net realized gain on distributions                  --                  858
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      103,442               25,959
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     155,674               90,032
                                             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       86,697               60,670
 Net transfers                                  (80,636)              47,091
 Surrenders for benefit payments and
  fees                                          (23,056)             (40,001)
 Other transactions                                  55                  (20)
 Death benefits                                 (12,979)             (11,840)
 Net loan activity                                1,602               (2,625)
 Cost of insurance and other fees               (73,350)             (60,459)
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (101,667)              (7,184)
                                             ----------            ---------
 Net increase (decrease) in net assets           54,007               82,848
NET ASSETS:
 Beginning of year                              922,172              682,245
                                             ----------            ---------
 End of year                                   $976,179             $765,093
                                             ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                   TEMPLETON
                                                                  DEVELOPING            TEMPLETON
                                           MUTUAL SHARES            MARKETS              FOREIGN
                                          SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $31,785               $2,040               $4,929
 Net realized gain (loss) on security
  transactions                                   (9,619)               1,392                1,255
 Net realized gain on distributions                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      176,432               14,087               22,168
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     198,598               17,519               28,352
                                             ----------            ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                      142,867               30,480               22,125
 Net transfers                                 (130,501)              49,921                 (191)
 Surrenders for benefit payments and
  fees                                          (22,699)              (8,128)              (2,739)
 Other transactions                                  63                  (63)                 (56)
 Death benefits                                      --                   --                   --
 Net loan activity                                3,049                   --                1,641
 Cost of insurance and other fees              (119,740)             (16,786)             (20,625)
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (126,961)              55,424                  155
                                             ----------            ---------            ---------
 Net increase (decrease) in net assets           71,637               72,943               28,507
NET ASSETS:
 Beginning of year                            1,414,592              108,040              151,955
                                             ----------            ---------            ---------
 End of year                                 $1,486,229             $180,983             $180,462
                                             ==========            =========            =========


                                             TEMPLETON              MUTUAL
                                              GROWTH           GLOBAL DISCOVERY
                                          SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $3,857               $35,106
 Net realized gain (loss) on security
  transactions                                    (385)               (4,440)
 Net realized gain on distributions                 --                70,870
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      33,136                61,305
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     36,608               162,841
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      28,485                98,220
 Net transfers                                 (11,223)               11,192
 Surrenders for benefit payments and
  fees                                              --                    --
 Other transactions                                  1                    30
 Death benefits                                     --               (20,566)
 Net loan activity                                  (6)               (3,001)
 Cost of insurance and other fees              (24,069)              (79,451)
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (6,812)                6,424
                                             ---------            ----------
 Net increase (decrease) in net assets          29,796               169,265
NET ASSETS:
 Beginning of year                             167,920             1,184,385
                                             ---------            ----------
 End of year                                  $197,716            $1,353,650
                                             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              FRANKLIN
                                              FLEX CAP             TEMPLETON              HARTFORD
                                               GROWTH             GLOBAL BOND             BALANCED
                                          SECURITIES FUND       SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT (2)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --              $120,586              $233,213
 Net realized gain (loss) on security
  transactions                                      336                12,895              (210,519)
 Net realized gain on distributions                  --                 3,027                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          180               127,036               879,669
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                         516               263,544               902,363
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        2,661               126,266               275,511
 Net transfers                                    8,887                40,626              (131,555)
 Surrenders for benefit payments and
  fees                                               --               (39,193)             (460,924)
 Other transactions                                  --                   (38)                  436
 Death benefits                                      --               (11,395)                 (772)
 Net loan activity                                   66                 4,231                (8,831)
 Cost of insurance and other fees                (2,995)             (138,264)             (402,443)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                8,619               (17,767)             (728,578)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets            9,135               245,777               173,785
NET ASSETS:
 Beginning of year                                3,834             1,759,325             7,763,744
                                             ----------            ----------            ----------
 End of year                                    $12,969            $2,005,102            $7,937,529
                                             ==========            ==========            ==========

                                              HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL
                                             RETURN BOND           APPRECIATION
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $551,302               $363,154
 Net realized gain (loss) on security
  transactions                                    85,932               (240,074)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       344,354              3,990,789
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      981,588              4,113,869
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       483,497                801,791
 Net transfers                                   173,384               (923,153)
 Surrenders for benefit payments and
  fees                                          (651,021)              (764,637)
 Other transactions                                  (96)                (4,661)
 Death benefits                                 (143,452)               (63,306)
 Net loan activity                                 8,650                 15,035
 Cost of insurance and other fees               (797,075)            (1,226,421)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (926,113)            (2,165,352)
                                             -----------            -----------
 Net increase (decrease) in net assets            55,475              1,948,517
NET ASSETS:
 Beginning of year                            13,324,736             23,046,960
                                             -----------            -----------
 End of year                                 $13,380,211            $24,995,477
                                             ===========            ===========

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                              DIVIDEND              HARTFORD             HARTFORD
                                             AND GROWTH         GLOBAL RESEARCH        GLOBAL GROWTH
                                              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $225,359                 $216                   $93
 Net realized gain (loss) on security
  transactions                                  161,222                  234                 1,891
 Net realized gain on distributions                  --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      919,254                2,705                 4,814
                                             ----------             --------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   1,305,835                3,155                 6,798
                                             ----------             --------             ---------
UNIT TRANSACTIONS:
 Purchases                                      442,197                4,614                   586
 Net transfers                                 (470,065)                 (42)              (19,569)
 Surrenders for benefit payments and
  fees                                         (705,578)                  --                    --
 Other transactions                              (2,040)                  --                    --
 Death benefits                                (153,637)                  --                    --
 Net loan activity                                3,100                   --                    --
 Cost of insurance and other fees              (559,732)              (2,674)               (1,591)
                                             ----------             --------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,445,755)               1,898               (20,574)
                                             ----------             --------             ---------
 Net increase (decrease) in net assets         (139,920)               5,053               (13,776)
NET ASSETS:
 Beginning of year                            9,983,284               16,886                31,313
                                             ----------             --------             ---------
 End of year                                 $9,843,364              $21,939               $17,537
                                             ==========             ========             =========

                                             HARTFORD
                                            DISCIPLINED           HARTFORD
                                              EQUITY               GROWTH
                                             HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                  $14,452                $ --
 Net realized gain (loss) on security
  transactions                                  45,552                 186
 Net realized gain on distributions                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     109,534               3,405
                                             ---------            --------
 Net increase (decrease) in net assets
  resulting from operations                    169,538               3,591
                                             ---------            --------
UNIT TRANSACTIONS:
 Purchases                                      98,684               4,622
 Net transfers                                  13,984                 420
 Surrenders for benefit payments and
  fees                                        (288,707)                 --
 Other transactions                                115                  --
 Death benefits                                     --                  --
 Net loan activity                               3,068                  --
 Cost of insurance and other fees              (94,835)             (1,945)
                                             ---------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (267,691)              3,097
                                             ---------            --------
 Net increase (decrease) in net assets         (98,153)              6,688
NET ASSETS:
 Beginning of year                           1,026,706              19,060
                                             ---------            --------
 End of year                                  $928,553             $25,748
                                             =========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD
                                               GROWTH               HARTFORD              HARTFORD
                                           OPPORTUNITIES           HIGH YIELD              INDEX
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --               $87,096              $190,923
 Net realized gain (loss) on security
  transactions                                    1,371                 6,218               120,062
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      244,181                31,419             1,140,587
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     245,552               124,733             1,451,572
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       83,100                28,418               500,519
 Net transfers                                    7,764               207,440              (802,670)
 Surrenders for benefit payments and
  fees                                          (14,954)               (8,739)             (731,656)
 Other transactions                                (157)                  (15)                  143
 Death benefits                                      --                    --                    --
 Net loan activity                                2,491                 3,492                 7,961
 Cost of insurance and other fees               (82,932)              (87,678)             (514,120)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (4,688)              142,918            (1,539,823)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          240,864               267,651               (88,251)
NET ASSETS:
 Beginning of year                              936,543               803,187             9,650,260
                                             ----------            ----------            ----------
 End of year                                 $1,177,407            $1,070,838            $9,562,009
                                             ==========            ==========            ==========

                                              HARTFORD             HARTFORD
                                           INTERNATIONAL        SMALL/MID CAP
                                           OPPORTUNITIES            EQUITY
                                              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $103,735                 $13
 Net realized gain (loss) on security
  transactions                                  (55,350)              2,739
 Net realized gain on distributions                  --                 283
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      942,955              (2,348)
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     991,340                 687
                                             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      146,122               3,976
 Net transfers                                   13,647             (10,387)
 Surrenders for benefit payments and
  fees                                         (222,224)                 --
 Other transactions                                 (71)                 --
 Death benefits                                      --                  --
 Net loan activity                                1,536                  --
 Cost of insurance and other fees              (239,404)             (1,018)
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (300,394)             (7,429)
                                             ----------            --------
 Net increase (decrease) in net assets          690,946              (6,742)
NET ASSETS:
 Beginning of year                            4,966,602              12,691
                                             ----------            --------
 End of year                                 $5,657,548              $5,949
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD              HARTFORD
                                               MIDCAP             MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $28,650                $5,994                   $ --
 Net realized gain (loss) on security
  transactions                                   52,672               (15,832)                    --
 Net realized gain on distributions                  --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      513,888               127,966                     --
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     595,210               118,128                     --
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      110,875                21,498              1,442,647
 Net transfers                                  (68,117)              (65,721)               312,724
 Surrenders for benefit payments and
  fees                                          (39,929)              (30,860)            (2,307,158)
 Other transactions                                  40                   (86)                    --
 Death benefits                                  (7,971)                   --               (154,558)
 Net loan activity                                  (42)                   --                    327
 Cost of insurance and other fees              (154,019)              (30,069)              (602,227)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (159,163)             (105,238)            (1,308,245)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets          436,047                12,890             (1,308,245)
NET ASSETS:
 Beginning of year                            3,105,872               510,093              7,333,826
                                             ----------            ----------            -----------
 End of year                                 $3,541,919              $522,983             $6,025,581
                                             ==========            ==========            ===========

                                              HARTFORD               HARTFORD
                                           SMALL COMPANY         SMALLCAP GROWTH
                                              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                  $ --
 Net realized gain (loss) on security
  transactions                                   64,937                   723
 Net realized gain on distributions                 219                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      450,575                   385
                                             ----------              --------
 Net increase (decrease) in net assets
  resulting from operations                     515,731                 1,108
                                             ----------              --------
UNIT TRANSACTIONS:
 Purchases                                       82,610                   367
 Net transfers                                  (22,874)                  (16)
 Surrenders for benefit payments and
  fees                                          (33,635)                   --
 Other transactions                                  47                    --
 Death benefits                                      --                    --
 Net loan activity                                  254                    --
 Cost of insurance and other fees              (184,038)               (2,783)
                                             ----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (157,636)               (2,432)
                                             ----------              --------
 Net increase (decrease) in net assets          358,095                (1,324)
NET ASSETS:
 Beginning of year                            3,336,173                 7,099
                                             ----------              --------
 End of year                                 $3,694,268                $5,775
                                             ==========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                     HARTFORD
                                              HARTFORD            U.S. GOVERNMENT           HARTFORD
                                                STOCK               SECURITIES                VALUE
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $255,086                $50,407                $59,254
 Net realized gain (loss) on security
  transactions                                  (154,451)                 3,728                 41,711
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,492,415                 10,599                291,853
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    1,593,050                 64,734                392,818
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       371,059                 92,395                206,721
 Net transfers                                  (326,448)               263,142                (59,702)
 Surrenders for benefit payments and
  fees                                          (317,537)                (3,726)              (139,043)
 Other transactions                                 (744)                   (27)                    18
 Death benefits                                  (24,940)              (117,407)                    --
 Net loan activity                                 5,027                     --                (16,183)
 Cost of insurance and other fees               (491,428)              (164,300)              (170,990)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (785,011)                70,077               (179,179)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets           808,039                134,811                213,639
NET ASSETS:
 Beginning of year                            11,254,405              1,769,696              2,334,197
                                             -----------            -----------            -----------
 End of year                                 $12,062,444             $1,904,507             $2,547,836
                                             ===========            ===========            ===========

                                                              LORD ABBETT
                                          LORD ABBETT         CALIBRATED
                                          FUNDAMENTAL          DIVIDEND
                                          EQUITY FUND         GROWTH FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT (3)
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                 $ --                 $717
 Net realized gain (loss) on security
  transactions                                   1                  (47)
 Net realized gain on distributions             --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      --                1,849
                                              ----              -------
 Net increase (decrease) in net assets
  resulting from operations                      1                2,519
                                              ----              -------
UNIT TRANSACTIONS:
 Purchases                                      11                3,759
 Net transfers                                   1                 (108)
 Surrenders for benefit payments and
  fees                                          --                   --
 Other transactions                             --                   --
 Death benefits                                 --                   --
 Net loan activity                              --                   66
 Cost of insurance and other fees              (20)              (2,286)
                                              ----              -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (8)               1,431
                                              ----              -------
 Net increase (decrease) in net assets          (7)               3,950
NET ASSETS:
 Beginning of year                              17               19,965
                                              ----              -------
 End of year                                   $10              $23,915
                                              ====              =======

(3) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             LORD ABBETT           LORD ABBETT
                                                BOND               GROWTH AND           MFS GROWTH
                                           DEBENTURE FUND          INCOME FUND            SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $24,245                  $387                 $ --
 Net realized gain (loss) on security
  transactions                                   11,999                (5,811)                 229
 Net realized gain on distributions               5,413                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        5,782                12,288                1,671
                                              ---------             ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                      47,439                 6,864                1,900
                                              ---------             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                       39,795                 7,371                2,697
 Net transfers                                   70,644               (11,232)                 121
 Surrenders for benefit payments and
  fees                                          (24,635)               (9,139)                  --
 Other transactions                                 (15)                  112                   --
 Death benefits                                 (30,036)              (11,108)                  --
 Net loan activity                                  (18)                   --                   --
 Cost of insurance and other fees               (48,810)               (3,965)              (2,870)
                                              ---------             ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                6,925               (27,961)                 (52)
                                              ---------             ---------            ---------
 Net increase (decrease) in net assets           54,364               (21,097)               1,848
NET ASSETS:
 Beginning of year                              375,581                60,951               11,332
                                              ---------             ---------            ---------
 End of year                                   $429,945               $39,854              $13,180
                                              =========             =========            =========


                                           MFS INVESTORS            MFS NEW
                                           TRUST SERIES        DISCOVERY SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $194                  $ --
 Net realized gain (loss) on security
  transactions                                     238                 9,607
 Net realized gain on distributions                 --                10,126
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       3,373                 7,061
                                             ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      3,805                26,794
                                             ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                       1,317                 5,855
 Net transfers                                   5,720               (49,772)
 Surrenders for benefit payments and
  fees                                              --               (17,127)
 Other transactions                                 --                    --
 Death benefits                                     --                    --
 Net loan activity                                  --                    --
 Cost of insurance and other fees               (3,321)               (3,270)
                                             ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               3,716               (64,314)
                                             ---------             ---------
 Net increase (decrease) in net assets           7,521               (37,520)
NET ASSETS:
 Beginning of year                              20,311               136,851
                                             ---------             ---------
 End of year                                   $27,832               $99,331
                                             =========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             MFS TOTAL             MFS VALUE            MFS RESEARCH
                                           RETURN SERIES             SERIES             BOND SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $66,433               $11,358               $25,630
 Net realized gain (loss) on security
  transactions                                   (2,008)               14,621                 8,324
 Net realized gain on distributions                  --                 5,265                 6,131
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      186,446                71,004                22,695
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     250,871               102,248                62,780
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      259,754                84,217                87,367
 Net transfers                                   12,014                 8,107               178,680
 Surrenders for benefit payments and
  fees                                          (15,608)              (16,251)              (20,094)
 Other transactions                                  (1)                  (53)                  (37)
 Death benefits                                 (11,673)              (15,990)              (59,225)
 Net loan activity                                  172                 3,054                 8,310
 Cost of insurance and other fees              (228,425)              (56,674)              (69,152)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               16,233                 6,410               125,849
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          267,104               108,658               188,629
NET ASSETS:
 Beginning of year                            2,151,284               623,987               782,126
                                             ----------            ----------            ----------
 End of year                                 $2,418,388              $732,645              $970,755
                                             ==========            ==========            ==========

                                                                     INVESCO
                                            UIF MID CAP          VAN KAMPEN V.I.
                                               GROWTH                AMERICAN
                                             PORTFOLIO              VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT (4)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                 $1,063
 Net realized gain (loss) on security
  transactions                                    4,321                 (3,551)
 Net realized gain on distributions              12,826                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (8,427)                24,569
                                             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                       8,720                 22,081
                                             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       22,072                 16,114
 Net transfers                                    2,092                 22,012
 Surrenders for benefit payments and
  fees                                           (2,227)                (9,838)
 Other transactions                                 177                     --
 Death benefits                                      --                     --
 Net loan activity                                   20                     24
 Cost of insurance and other fees               (12,664)               (10,016)
                                             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                9,470                 18,296
                                             ----------             ----------
 Net increase (decrease) in net assets           18,190                 40,377
NET ASSETS:
 Beginning of year                               91,380                125,785
                                             ----------             ----------
 End of year                                   $109,570               $166,162
                                             ==========             ==========

(4) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       OPPENHEIMER
                                         CAPITAL           OPPENHEIMER        OPPENHEIMER
                                       APPRECIATION     GLOBAL SECURITIES     MAIN STREET
                                         FUND/VA             FUND/VA            FUND/VA
                                       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $568             $6,218                $589
 Net realized gain (loss) on
  security transactions                     2,327             (8,379)                 46
 Net realized gain on distributions            --                 --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          11,542             62,793               4,429
                                         --------           --------            --------
 Net increase (decrease) in net
  assets resulting from operations         14,437             60,632               5,064
                                         --------           --------            --------
UNIT TRANSACTIONS:
 Purchases                                 13,388             25,171              14,425
 Net transfers                             27,430            (43,872)             70,735
 Surrenders for benefit payments
  and fees                                (12,869)                --                  --
 Other transactions                            --                 (3)                 16
 Death benefits                                --                 --                  --
 Net loan activity                             --                  5                  --
 Cost of insurance and other fees          (6,705)           (21,716)             (6,331)
                                         --------           --------            --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             21,244            (40,415)             78,845
                                         --------           --------            --------
 Net increase (decrease) in net
  assets                                   35,681             20,217              83,909
NET ASSETS:
 Beginning of year                        106,540            305,281              18,328
                                         --------           --------            --------
 End of year                             $142,221           $325,498            $102,237
                                         ========           ========            ========

                                        OPPENHEIMER
                                        MAIN STREET        OPPENHEIMER
                                      SMALL- & MID-CAP        VALUE
                                          FUND/VA            FUND/VA
                                        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------  -----------------------------------
OPERATIONS:
 Net investment income (loss)                $274                $45
 Net realized gain (loss) on
  security transactions                     4,902                119
 Net realized gain on distributions            --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           8,413                325
                                          -------            -------
 Net increase (decrease) in net
  assets resulting from operations         13,589                489
                                          -------            -------
UNIT TRANSACTIONS:
 Purchases                                 10,876                 --
 Net transfers                             (1,086)                --
 Surrenders for benefit payments
  and fees                                 (5,553)                --
 Other transactions                            --                 --
 Death benefits                                --                 --
 Net loan activity                             (8)                --
 Cost of insurance and other fees          (9,293)            (1,005)
                                          -------            -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (5,064)            (1,005)
                                          -------            -------
 Net increase (decrease) in net
  assets                                    8,525               (516)
NET ASSETS:
 Beginning of year                         79,483              4,168
                                          -------            -------
 End of year                              $88,008             $3,652
                                          =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         PUTNAM VT         PUTNAM VT          PUTNAM VT
                                        DIVERSIFIED       GLOBAL ASSET          GLOBAL
                                        INCOME FUND     ALLOCATION FUND      EQUITY FUND
                                        SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $25,407            $5,804             $42,389
 Net realized gain (loss) on
  security transactions                     (7,973)           (6,093)           (160,369)
 Net realized gain on distributions             --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           29,802            77,109             535,377
                                          --------          --------          ----------
 Net increase (decrease) in net
  assets resulting from operations          47,236            76,820             417,397
                                          --------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                                  31,303               244             106,851
 Net transfers                               3,315           (36,494)            (18,621)
 Surrenders for benefit payments and
  fees                                     (25,378)           (4,721)           (166,348)
 Other transactions                            (16)                3                   2
 Death benefits                            (10,906)               --                  --
 Net loan activity                             (15)               --                 232
 Cost of insurance and other fees          (27,407)          (43,533)           (152,654)
                                          --------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (29,104)          (84,501)           (230,538)
                                          --------          --------          ----------
 Net increase (decrease) in net
  assets                                    18,132            (7,681)            186,859
NET ASSETS:
 Beginning of year                         420,536           557,205           2,158,396
                                          --------          --------          ----------
 End of year                              $438,668          $549,524          $2,345,255
                                          ========          ========          ==========

                                          PUTNAM VT          PUTNAM VT
                                          GROWTH AND       GLOBAL HEALTH
                                         INCOME FUND         CARE FUND
                                         SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------  -----------------------------------
OPERATIONS:
 Net investment income (loss)                $99,645           $1,328
 Net realized gain (loss) on
  security transactions                     (328,473)           1,066
 Net realized gain on distributions               --            7,113
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          1,127,679            8,062
                                          ----------          -------
 Net increase (decrease) in net
  assets resulting from operations           898,851           17,569
                                          ----------          -------
UNIT TRANSACTIONS:
 Purchases                                   205,622               --
 Net transfers                               (79,499)              --
 Surrenders for benefit payments and
  fees                                      (194,269)              --
 Other transactions                             (696)              --
 Death benefits                             (155,967)              --
 Net loan activity                             7,922               --
 Cost of insurance and other fees           (281,626)          (5,618)
                                          ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (498,513)          (5,618)
                                          ----------          -------
 Net increase (decrease) in net
  assets                                     400,338           11,951
NET ASSETS:
 Beginning of year                         4,809,930           79,838
                                          ----------          -------
 End of year                              $5,210,268          $91,789
                                          ==========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                         PUTNAM VT                              PUTNAM VT
                                            HIGH             PUTNAM VT        INTERNATIONAL
                                         YIELD FUND         INCOME FUND        VALUE FUND
                                        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $166,123            $118,458           $1,587
 Net realized gain (loss) on
  security transactions                    (222,750)            (11,168)          (2,453)
 Net realized gain on distributions              --                  --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           377,989             132,232           10,516
                                         ----------          ----------          -------
 Net increase (decrease) in net
  assets resulting from operations          321,362             239,522            9,650
                                         ----------          ----------          -------
UNIT TRANSACTIONS:
 Purchases                                   50,314             104,379              311
 Net transfers                              (49,366)             67,186               --
 Surrenders for benefit payments
  and fees                                 (107,210)            (13,428)              --
 Other transactions                               5                  --               --
 Death benefits                                (790)            (50,086)              --
 Net loan activity                               --                  --               --
 Cost of insurance and other fees          (103,453)           (133,152)          (3,937)
                                         ----------          ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (210,500)            (25,101)          (3,626)
                                         ----------          ----------          -------
 Net increase (decrease) in net
  assets                                    110,862             214,421            6,024
NET ASSETS:
 Beginning of year                        2,028,511           2,138,837           45,928
                                         ----------          ----------          -------
 End of year                             $2,139,373          $2,353,258          $51,952
                                         ==========          ==========          =======

                                         PUTNAM VT          PUTNAM VT
                                       INTERNATIONAL      INTERNATIONAL
                                        EQUITY FUND        GROWTH FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------  -----------------------------------
OPERATIONS:
 Net investment income (loss)               $34,596             $238
 Net realized gain (loss) on
  security transactions                    (149,761)             316
 Net realized gain on distributions              --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           391,415            2,017
                                         ----------          -------
 Net increase (decrease) in net
  assets resulting from operations          276,250            2,571
                                         ----------          -------
UNIT TRANSACTIONS:
 Purchases                                   48,669               --
 Net transfers                              (50,796)              --
 Surrenders for benefit payments
  and fees                                  (60,422)              --
 Other transactions                              18               --
 Death benefits                                  --               --
 Net loan activity                             (433)              --
 Cost of insurance and other fees          (123,598)          (2,050)
                                         ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (186,562)          (2,050)
                                         ----------          -------
 Net increase (decrease) in net
  assets                                     89,688              521
NET ASSETS:
 Beginning of year                        1,318,793           12,963
                                         ----------          -------
 End of year                             $1,408,481          $13,484
                                         ==========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                PUTNAM VT            PUTNAM VT
                                            PUTNAM VT             MONEY              MULTI-CAP
                                          INVESTORS FUND       MARKET FUND          GROWTH FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $824               $ --                $18,002
 Net realized gain (loss) on security
  transactions                                    301                 --                108,835
 Net realized gain on distributions                --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      7,161                 --                434,919
                                             --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     8,286                 --                561,756
                                             --------             ------             ----------
UNIT TRANSACTIONS:
 Purchases                                         --                 --                167,708
 Net transfers                                     --                 --                (52,293)
 Surrenders for benefit payments and
  fees                                             --                 --               (316,618)
 Other transactions                                --                 --                     (4)
 Death benefits                                    --                 --                     --
 Net loan activity                                 --                 --                 (1,939)
 Cost of insurance and other fees              (2,016)                (8)              (265,378)
                                             --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,016)                (8)              (468,524)
                                             --------             ------             ----------
 Net increase (decrease) in net assets          6,270                 (8)                93,232
NET ASSETS:
 Beginning of year                             49,152                225              3,455,698
                                             --------             ------             ----------
 End of year                                  $55,422               $217             $3,548,930
                                             ========             ======             ==========

                                             PUTNAM VT            PUTNAM VT
                                             SMALL CAP          GEORGE PUTNAM
                                            VALUE FUND          BALANCED FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                     $526                 $373
 Net realized gain (loss) on security
  transactions                                 (14,659)              (2,679)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      32,368                4,562
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                     18,235                2,256
                                             ---------             --------
UNIT TRANSACTIONS:
 Purchases                                       6,316                   --
 Net transfers                                 (13,281)                  --
 Surrenders for benefit payments and
  fees                                              --                   --
 Other transactions                                 (1)                (318)
 Death benefits                                     --               (6,663)
 Net loan activity                                  --                   --
 Cost of insurance and other fees               (6,354)                (451)
                                             ---------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,320)              (7,432)
                                             ---------             --------
 Net increase (decrease) in net assets           4,915               (5,176)
NET ASSETS:
 Beginning of year                             111,000               22,968
                                             ---------             --------
 End of year                                  $115,915              $17,792
                                             =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                             PUTNAM VT                                    PUTNAM VT
                                              GLOBAL              PUTNAM VT                CAPITAL
                                          UTILITIES FUND         VOYAGER FUND        OPPORTUNITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $9,525               $24,207                   $539
 Net realized gain (loss) on security
  transactions                                  (3,511)               62,083                  6,978
 Net realized gain on distributions                 --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       6,562               766,654                 11,527
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from operations                     12,576               852,944                 19,044
                                             ---------            ----------              ---------
UNIT TRANSACTIONS:
 Purchases                                          --               242,698                  3,528
 Net transfers                                  (1,971)             (115,367)                   806
 Surrenders for benefit payments and
  fees                                              --              (234,189)               (19,146)
 Other transactions                                 --                    --                      3
 Death benefits                                     --                  (784)                    --
 Net loan activity                                  --                   485                    716
 Cost of insurance and other fees              (20,619)             (395,598)                (5,124)
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (22,590)             (502,755)               (19,217)
                                             ---------            ----------              ---------
 Net increase (decrease) in net assets         (10,014)              350,189                   (173)
NET ASSETS:
 Beginning of year                             242,644             5,874,386                131,807
                                             ---------            ----------              ---------
 End of year                                  $232,630            $6,224,575               $131,634
                                             =========            ==========              =========

                                                                    INVESCO
                                             PUTNAM VT          VAN KAMPEN V.I.
                                               EQUITY              GROWTH AND
                                            INCOME FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $9,613                 $627
 Net realized gain (loss) on security
  transactions                                   55,001                  403
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (5,297)               5,359
                                             ----------             --------
 Net increase (decrease) in net assets
  resulting from operations                      59,317                6,389
                                             ----------             --------
UNIT TRANSACTIONS:
 Purchases                                       10,471                3,512
 Net transfers                                   11,432                9,310
 Surrenders for benefit payments and
  fees                                         (141,429)                  --
 Other transactions                                  74                    1
 Death benefits                                 (13,906)                  --
 Net loan activity                                 (528)                  66
 Cost of insurance and other fees               (14,677)              (3,220)
                                             ----------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (148,563)               9,669
                                             ----------             --------
 Net increase (decrease) in net assets          (89,246)              16,058
NET ASSETS:
 Beginning of year                              394,942               44,202
                                             ----------             --------
 End of year                                   $305,696              $60,260
                                             ==========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                                          INVESCO                   INVESCO
                                                 INVESCO              VAN KAMPEN V.I.           VAN KAMPEN V.I.
                                             VAN KAMPEN V.I.             AMERICAN                   MID CAP
                                              COMSTOCK FUND           FRANCHISE FUND              GROWTH FUND
                                               SUB-ACCOUNT         SUB-ACCOUNT (5)(6)(7)      SUB-ACCOUNT (5)(8)
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $6,108                     $ --                      $ --
 Net realized gain (loss) on security
  transactions                                     (3,705)                      47                   (28,537)
 Net realized gain on distributions                    --                       --                        39
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         66,723                   12,530                    42,067
                                                ---------                ---------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                        69,126                   12,577                    13,569
                                                ---------                ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                         14,008                    8,745                     9,970
 Net transfers                                     (2,393)                  16,264                    15,752
 Surrenders for benefit payments and
  fees                                            (13,130)                 (11,769)                   (8,566)
 Other transactions                                    --                       --                        --
 Death benefits                                   (13,299)                      --                        --
 Net loan activity                                     --                       --                    (1,492)
 Cost of insurance and other fees                 (24,196)                  (6,181)                   (7,036)
                                                ---------                ---------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                (39,010)                   7,059                     8,628
                                                ---------                ---------                 ---------
 Net increase (decrease) in net assets             30,116                   19,636                    22,197
NET ASSETS:
 Beginning of year                                375,265                  102,437                   113,565
                                                ---------                ---------                 ---------
 End of year                                     $405,381                 $122,073                  $135,762
                                                =========                =========                 =========

(5)  Funded as of April 27, 2012.

(6) Effective April 27, 2012 Invesco V.I. Capital Appreciation Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

(8) Effective April 27, 2012 Invesco V.I. Capital Development Fund merged with Invesco Van Kampen V.I. Mid Cap Growth Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH             INTERNATIONAL             SMALL/MID-CAP
                                           STRATEGY PORTFOLIO           VALUE PORTFOLIO           VALUE PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $339                     $19,269                      $385
 Net realized gain (loss) on security
  transactions                                        11                     (25,563)                   12,359
 Net realized gain on distributions                   --                          --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (849)                    (92,233)                  (24,193)
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets
  resulting from operations                         (499)                    (98,527)                  (11,449)
                                                 -------                   ---------                  --------
UNIT TRANSACTIONS:
 Purchases                                         2,122                      44,953                    21,710
 Net transfers                                       101                      24,176                   (54,315)
 Surrenders for benefit payments and
  fees                                                --                    (162,844)                       --
 Other transactions                                   --                         (11)                       (1)
 Death benefits                                       --                          --                        --
 Net loan activity                                    --                          (7)                       --
 Cost of insurance and other fees                 (1,671)                    (43,313)                  (19,686)
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets
  resulting from unit transactions                   552                    (137,046)                  (52,292)
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets                53                    (235,573)                  (63,741)
NET ASSETS:
 Beginning of year                                15,325                     662,218                   224,704
                                                 -------                   ---------                  --------
 End of year                                     $15,378                    $426,645                  $160,963
                                                 =======                   =========                  ========

                                                                    ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $55                     $3,177
 Net realized gain (loss) on security
  transactions                                       (34)                     8,026
 Net realized gain on distributions                   --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (255)                   (32,035)
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from operations                         (234)                   (20,832)
                                                 -------                   --------
UNIT TRANSACTIONS:
 Purchases                                         2,121                      5,690
 Net transfers                                        72                    (18,594)
 Surrenders for benefit payments and
  fees                                                --                         --
 Other transactions                                   --                         --
 Death benefits                                       --                         --
 Net loan activity                                    --                         --
 Cost of insurance and other fees                 (3,346)                    (4,208)
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from unit transactions                (1,153)                   (17,112)
                                                 -------                   --------
 Net increase (decrease) in net assets            (1,387)                   (37,944)
NET ASSETS:
 Beginning of year                                 3,767                    154,085
                                                 -------                   --------
 End of year                                      $2,380                   $116,141
                                                 =======                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                             INVESCO V.I.          INVESCO V.I.        INVESCO V.I.
                                               CAPITAL                 CORE           INTERNATIONAL
                                          APPRECIATION FUND        EQUITY FUND         GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $171                  $284              $4,941
 Net realized gain (loss) on security
  transactions                                     (653)                   20                (243)
 Net realized gain on distributions                  --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (8,684)                 (300)            (29,938)
                                               --------              --------            --------
 Net increase (decrease) in net assets
  resulting from operations                      (9,166)                    4             (25,240)
                                               --------              --------            --------
UNIT TRANSACTIONS:
 Purchases                                        8,745                 1,397              34,168
 Net transfers                                      510                  (429)            119,692
 Surrenders for benefit payments and
  fees                                               --                    --                (984)
 Other transactions                                  (1)                   --                   2
 Death benefits                                      --                    --                  --
 Net loan activity                                   --                    --              (1,092)
 Cost of insurance and other fees               (15,187)               (3,001)            (28,638)
                                               --------              --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (5,933)               (2,033)            123,148
                                               --------              --------            --------
 Net increase (decrease) in net assets          (15,099)               (2,029)             97,908
NET ASSETS:
 Beginning of year                              117,536                29,604             299,678
                                               --------              --------            --------
 End of year                                   $102,437               $27,575            $397,586
                                               ========              ========            ========

                                           INVESCO V.I.        INVESCO V.I.
                                           MID CAP CORE         SMALL CAP
                                           EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,469                $ --
 Net realized gain (loss) on security
  transactions                                 (3,344)             (5,082)
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (34,308)            (10,983)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (36,183)            (16,065)
                                             --------            --------
UNIT TRANSACTIONS:
 Purchases                                     26,855              21,992
 Net transfers                                150,287             193,069
 Surrenders for benefit payments and
  fees                                             --                (233)
 Other transactions                                --                   6
 Death benefits                                    --                  --
 Net loan activity                                 --                (547)
 Cost of insurance and other fees             (20,428)            (32,589)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            156,714             181,698
                                             --------            --------
 Net increase (decrease) in net assets        120,531             165,633
NET ASSETS:
 Beginning of year                            339,805             397,391
                                             --------            --------
 End of year                                 $460,336            $563,024
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                         INVESCO V.I.
                                             INVESCO V.I.          INVESCO V.I.          BALANCED RISK
                                               CAPITAL                GLOBAL              ALLOCATION
                                           DEVELOPMENT FUND      REAL ESTATE FUND            FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (A)(B)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                  $665                $1,111
 Net realized gain (loss) on security
  transactions                                     (114)                  (43)               (2,336)
 Net realized gain on distributions                  --                    --                 3,724
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (8,741)               (1,747)                  798
                                               --------               -------               -------
 Net increase (decrease) in net assets
  resulting from operations                      (8,855)               (1,125)                3,297
                                               --------               -------               -------
UNIT TRANSACTIONS:
 Purchases                                       10,610                 7,415                 2,857
 Net transfers                                   17,177                 6,808                40,913
 Surrenders for benefit payments and
  fees                                               --                    --                    --
 Other transactions                                  (1)                   --                    --
 Death benefits                                      --                    --                    --
 Net loan activity                                   --                    --                  (231)
 Cost of insurance and other fees               (13,192)               (4,601)               (4,312)
                                               --------               -------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions               14,594                 9,622                39,227
                                               --------               -------               -------
 Net increase (decrease) in net assets            5,739                 8,497                42,524
NET ASSETS:
 Beginning of year                              107,826                 8,215                32,265
                                               --------               -------               -------
 End of year                                   $113,565               $16,712               $74,789
                                               ========               =======               =======


                                          ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                               REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO          BOND FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $186                   $2,371
 Net realized gain (loss) on security
  transactions                                      (138)                     225
 Net realized gain on distributions                1,680                      456
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          (929)                     591
                                                 -------                 --------
 Net increase (decrease) in net assets
  resulting from operations                          799                    3,643
                                                 -------                 --------
UNIT TRANSACTIONS:
 Purchases                                           467                   10,124
 Net transfers                                    18,790                    3,668
 Surrenders for benefit payments and
  fees                                                --                       --
 Other transactions                                   --                        1
 Death benefits                                       --                       --
 Net loan activity                                    --                       --
 Cost of insurance and other fees                 (4,431)                 (10,080)
                                                 -------                 --------
 Net increase (decrease) in net assets
  resulting from unit transactions                14,826                    3,713
                                                 -------                 --------
 Net increase (decrease) in net assets            15,625                    7,356
NET ASSETS:
 Beginning of year                                    22                   77,934
                                                 -------                 --------
 End of year                                     $15,647                  $85,290
                                                 =======                 ========

(a)  Funded as of April 29, 2011.

(b) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS                              AMERICAN FUNDS
                                              GLOBAL            AMERICAN FUNDS          BLUE CHIP
                                            GROWTH AND              ASSET               INCOME AND
                                            INCOME FUND        ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,407               $146,810               $27,149
 Net realized gain (loss) on security
  transactions                                     90                (13,057)               (4,865)
 Net realized gain on distributions                --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (6,522)               (47,239)              (41,055)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (4,025)                86,514               (18,771)
                                              -------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     10,110                339,209               106,899
 Net transfers                                  3,090                (82,137)               21,563
 Surrenders for benefit payments and
  fees                                             --                (29,621)              (74,419)
 Other transactions                                --                     58                    --
 Death benefits                                    --                (33,070)                   --
 Net loan activity                                 --                   (225)                   --
 Cost of insurance and other fees              (9,503)              (387,771)              (83,291)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              3,697               (193,557)              (29,248)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets           (328)              (107,043)              (48,019)
NET ASSETS:
 Beginning of year                             86,921              7,731,121             1,556,523
                                              -------             ----------            ----------
 End of year                                  $86,593             $7,624,078            $1,508,504
                                              =======             ==========            ==========


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL
                                             BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $104,624               $29,804
 Net realized gain (loss) on security
  transactions                                    7,674                (3,999)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       95,378              (234,807)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     207,676              (209,002)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      192,335               159,869
 Net transfers                                 (319,304)              161,389
 Surrenders for benefit payments and
  fees                                          (53,885)              (54,081)
 Other transactions                                (418)                   53
 Death benefits                                    (912)              (21,888)
 Net loan activity                              (11,037)              (11,596)
 Cost of insurance and other fees              (235,767)             (109,275)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (428,988)              124,471
                                             ----------            ----------
 Net increase (decrease) in net assets         (221,312)              (84,531)
NET ASSETS:
 Beginning of year                            3,682,204             2,156,953
                                             ----------            ----------
 End of year                                 $3,460,892            $2,072,422
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS          AMERICAN FUNDS           AMERICAN FUNDS
                                            GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $62,534                $118,681                  $94,759
 Net realized gain (loss) on security
  transactions                                  (27,739)                (50,041)                   5,552
 Net realized gain on distributions                  --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (464,387)               (198,954)                (854,395)
                                             ----------              ----------               ----------
 Net increase (decrease) in net assets
  resulting from operations                    (429,592)               (130,314)                (754,084)
                                             ----------              ----------               ----------
UNIT TRANSACTIONS:
 Purchases                                      695,430                 469,102                  385,528
 Net transfers                                  (14,152)               (223,605)                 513,475
 Surrenders for benefit payments and
  fees                                         (274,596)               (154,566)                (171,245)
 Other transactions                                 990                  (1,617)                   1,651
 Death benefits                                      --                 (18,231)                      --
 Net loan activity                              (55,187)                (35,156)                  (2,656)
 Cost of insurance and other fees              (489,179)               (414,048)                (243,424)
                                             ----------              ----------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (136,694)               (378,121)                 483,329
                                             ----------              ----------               ----------
 Net increase (decrease) in net assets         (566,286)               (508,435)                (270,755)
NET ASSETS:
 Beginning of year                           10,121,112               7,850,095                5,041,834
                                             ----------              ----------               ----------
 End of year                                 $9,554,826              $7,341,660               $4,771,079
                                             ==========              ==========               ==========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS          GLOBAL SMALL
                                           NEW WORLD FUND      CAPITALIZATION FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $31,495                $45,554
 Net realized gain (loss) on security
  transactions                                  (11,197)                 1,208
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (299,814)              (743,991)
                                             ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    (279,516)              (697,229)
                                             ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                      147,407                146,541
 Net transfers                                  118,735                 99,856
 Surrenders for benefit payments and
  fees                                           (6,317)                (7,260)
 Other transactions                                  (1)                   (88)
 Death benefits                                      --                     --
 Net loan activity                               (2,601)                (3,942)
 Cost of insurance and other fees               (78,027)               (93,616)
                                             ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              179,196                141,491
                                             ----------             ----------
 Net increase (decrease) in net assets         (100,320)              (555,738)
NET ASSETS:
 Beginning of year                            1,759,546              3,529,015
                                             ----------             ----------
 End of year                                 $1,659,226             $2,973,277
                                             ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FIDELITY VIP       FIDELITY VIP      FIDELITY VIP
                                      ASSET MANAGER      EQUITY-INCOME         GROWTH
                                        PORTFOLIO          PORTFOLIO          PORTFOLIO
                                       SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10,454            $175,289              $20
 Net realized gain (loss) on
  security transactions                    (8,005)           (219,306)               1
 Net realized gain on distributions         2,549                  --               48
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (17,701)            124,655             (138)
                                         --------          ----------          -------
 Net increase (decrease) in net
  assets resulting from operations        (12,703)             80,638              (69)
                                         --------          ----------          -------
UNIT TRANSACTIONS:
 Purchases                                     --             287,556              355
 Net transfers                                 --            (430,007)           3,664
 Surrenders for benefit payments
  and fees                                (15,276)           (467,885)              --
 Other transactions                            --                 167               --
 Death benefits                                --                  --               --
 Net loan activity                             --               7,790               --
 Cost of insurance and other fees         (38,156)           (407,527)          (1,143)
                                         --------          ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (53,432)         (1,009,906)           2,876
                                         --------          ----------          -------
 Net increase (decrease) in net
  assets                                  (66,135)           (929,268)           2,807
NET ASSETS:
 Beginning of year                        569,410           7,666,053           12,111
                                         --------          ----------          -------
 End of year                             $503,275          $6,736,785          $14,918
                                         ========          ==========          =======

                                        FIDELITY VIP       FIDELITY VIP
                                         CONTRAFUND          OVERSEAS
                                         PORTFOLIO           PORTFOLIO
                                        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)               $14,766             $8,635
 Net realized gain (loss) on
  security transactions                     (35,635)           (16,951)
 Net realized gain on distributions              --              1,316
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (69,357)           (99,906)
                                         ----------          ---------
 Net increase (decrease) in net
  assets resulting from operations          (90,226)          (106,906)
                                         ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                   86,936                 --
 Net transfers                             (274,974)           (63,963)
 Surrenders for benefit payments
  and fees                                   (1,547)            (7,746)
 Other transactions                              --                  1
 Death benefits                                  --                 --
 Net loan activity                           (7,591)                --
 Cost of insurance and other fees          (141,725)           (40,726)
                                         ----------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (338,901)          (112,434)
                                         ----------          ---------
 Net increase (decrease) in net
  assets                                   (429,127)          (219,340)
NET ASSETS:
 Beginning of year                        2,204,237            738,688
                                         ----------          ---------
 End of year                             $1,775,110           $519,348
                                         ==========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                 FIDELITY VIP
                                          FIDELITY VIP        FIDELITY VIP      DYNAMIC CAPITAL
                                            MID CAP         VALUE STRATEGIES     APPRECIATION
                                           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $403              $175               $ --
 Net realized gain (loss) on security
  transactions                                 (5,060)               35                 72
 Net realized gain on distributions             3,163                --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (200,761)           (2,278)                 3
                                           ----------           -------             ------
 Net increase (decrease) in net
  assets resulting from operations           (202,255)           (2,068)                75
                                           ----------           -------             ------
UNIT TRANSACTIONS:
 Purchases                                    193,537             1,169              1,281
 Net transfers                                355,120                --                 --
 Surrenders for benefit payments and
  fees                                         (2,295)               --                 --
 Other transactions                             2,108                --                 --
 Death benefits                                    --                --                 --
 Net loan activity                             (3,693)               --                 --
 Cost of insurance and other fees             (95,010)           (1,005)              (465)
                                           ----------           -------             ------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                449,767               164                816
                                           ----------           -------             ------
 Net increase (decrease) in net
  assets                                      247,512            (1,904)               891
NET ASSETS:
 Beginning of year                          1,408,962            23,138              2,483
                                           ----------           -------             ------
 End of year                               $1,656,474           $21,234             $3,374
                                           ==========           =======             ======


                                       FIDELITY VIP     FIDELITY VIP
                                       FREEDOM 2010     FREEDOM 2020
                                         PORTFOLIO       PORTFOLIO
                                        SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------  -------------------------------
OPERATIONS:
 Net investment income (loss)                 $1            $3,360
 Net realized gain (loss) on security
  transactions                                 1               476
 Net realized gain on distributions           --               643
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             (4)           (6,420)
                                           -----          --------
 Net increase (decrease) in net
  assets resulting from operations            (2)           (1,941)
                                           -----          --------
UNIT TRANSACTIONS:
 Purchases                                   129            15,235
 Net transfers                                --                --
 Surrenders for benefit payments and
  fees                                        --                --
 Other transactions                           --                --
 Death benefits                               --                --
 Net loan activity                            --            (6,177)
 Cost of insurance and other fees           (227)          (16,503)
                                           -----          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (98)           (7,445)
                                           -----          --------
 Net increase (decrease) in net
  assets                                    (100)           (9,386)
NET ASSETS:
 Beginning of year                           175           176,889
                                           -----          --------
 End of year                                 $75          $167,503
                                           =====          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                      FRANKLIN
                                           FIDELITY VIP        FIDELITY VIP            RISING
                                           FREEDOM 2030      STRATEGIC INCOME         DIVIDENDS
                                            PORTFOLIO            PORTFOLIO         SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $5,689                $827                 $496
 Net realized gain (loss) on security
  transactions                                     57                  --                  165
 Net realized gain on distributions               889                 356                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (15,267)               (799)               1,563
                                             --------             -------              -------
 Net increase (decrease) in net assets
  resulting from operations                    (8,632)                384                2,224
                                             --------             -------              -------
UNIT TRANSACTIONS:
 Purchases                                     13,954                 826                9,444
 Net transfers                                 10,529              18,919               19,430
 Surrenders for benefit payments and
  fees                                             --                  --                   --
 Other transactions                                --                  --                   --
 Death benefits                                    --                  --                   --
 Net loan activity                                 --                  --               (4,100)
 Cost of insurance and other fees             (18,894)             (1,643)              (4,627)
                                             --------             -------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions              5,589              18,102               20,147
                                             --------             -------              -------
 Net increase (decrease) in net assets         (3,043)             18,486               22,371
NET ASSETS:
 Beginning of year                            296,164               2,891               25,794
                                             --------             -------              -------
 End of year                                 $293,121             $21,377              $48,165
                                             ========             =======              =======

                                                                   FRANKLIN
                                              FRANKLIN           SMALL-MID CAP
                                               INCOME               GROWTH
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $68,307                $ --
 Net realized gain (loss) on security
  transactions                                   (2,751)               (193)
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (42,415)             (1,853)
                                             ----------             -------
 Net increase (decrease) in net assets
  resulting from operations                      23,141              (2,046)
                                             ----------             -------
UNIT TRANSACTIONS:
 Purchases                                      130,899              10,603
 Net transfers                                  106,549               6,230
 Surrenders for benefit payments and
  fees                                          (44,113)                 --
 Other transactions                                  --                  --
 Death benefits                                    (964)                 --
 Net loan activity                               (3,805)                 --
 Cost of insurance and other fees               (91,554)             (5,618)
                                             ----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions               97,012              11,215
                                             ----------             -------
 Net increase (decrease) in net assets          120,153               9,169
NET ASSETS:
 Beginning of year                            1,085,327              26,093
                                             ----------             -------
 End of year                                 $1,205,480             $35,262
                                             ==========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                           FRANKLIN          FRANKLIN
                                          SMALL CAP         STRATEGIC
                                            VALUE             INCOME         MUTUAL SHARES
                                       SECURITIES FUND   SECURITIES FUND    SECURITIES FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $6,701           $44,377             $33,041
 Net realized gain (loss) on security
  transactions                                  601             2,378                (714)
 Net realized gain on distributions              --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (43,001)          (29,356)            (45,138)
                                           --------          --------          ----------
 Net increase (decrease) in net
  assets resulting from operations          (35,699)           17,399             (12,811)
                                           --------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                                   87,735            60,974             176,923
 Net transfers                               (7,804)          (30,229)             48,936
 Surrenders for benefit payments and
  fees                                      (17,156)          (33,125)            (57,697)
 Other transactions                              (7)               (3)                967
 Death benefits                                  --                --                  --
 Net loan activity                             (792)           (9,129)             (3,639)
 Cost of insurance and other fees           (70,414)          (63,656)           (105,154)
                                           --------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               (8,438)          (75,168)             60,336
                                           --------          --------          ----------
 Net increase (decrease) in net
  assets                                    (44,137)          (57,769)             47,525
NET ASSETS:
 Beginning of year                          966,309           740,014           1,367,067
                                           --------          --------          ----------
 End of year                               $922,172          $682,245          $1,414,592
                                           ========          ========          ==========

                                          TEMPLETON
                                          DEVELOPING        TEMPLETON
                                           MARKETS           FOREIGN
                                       SECURITIES FUND   SECURITIES FUND
                                         SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------  ----------------------------------
OPERATIONS:
 Net investment income (loss)                $1,155            $2,467
 Net realized gain (loss) on security
  transactions                                   83               167
 Net realized gain on distributions              --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (16,644)          (19,516)
                                           --------          --------
 Net increase (decrease) in net
  assets resulting from operations          (15,406)          (16,882)
                                           --------          --------
UNIT TRANSACTIONS:
 Purchases                                   49,226            18,871
 Net transfers                               38,338            44,246
 Surrenders for benefit payments and
  fees                                       (5,103)             (454)
 Other transactions                              --                10
 Death benefits                                  --                --
 Net loan activity                               --            (1,077)
 Cost of insurance and other fees           (13,831)          (19,437)
                                           --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               68,630            42,159
                                           --------          --------
 Net increase (decrease) in net
  assets                                     53,224            25,277
NET ASSETS:
 Beginning of year                           54,816           126,678
                                           --------          --------
 End of year                               $108,040          $151,955
                                           ========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                            TEMPLETON              MUTUAL              FLEX CAP
                                              GROWTH          GLOBAL DISCOVERY          GROWTH
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,686               $27,561                $ --
 Net realized gain (loss) on security
  transactions                                 (1,967)               (3,296)                (16)
 Net realized gain on distributions                --                26,831                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (15,205)             (107,227)               (299)
                                             --------            ----------             -------
 Net increase (decrease) in net assets
  resulting from operations                   (14,486)              (56,131)               (315)
                                             --------            ----------             -------
UNIT TRANSACTIONS:
 Purchases                                     31,574               127,084               2,633
 Net transfers                                  7,409               398,306                 155
 Surrenders for benefit payments and
  fees                                        (23,833)              (36,976)               (132)
 Other transactions                                (1)                    1                  --
 Death benefits                                    --                    --                  --
 Net loan activity                                159                (3,712)             (1,253)
 Cost of insurance and other fees             (21,422)              (78,994)             (1,855)
                                             --------            ----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (6,114)              405,709                (452)
                                             --------            ----------             -------
 Net increase (decrease) in net assets        (20,600)              349,578                (767)
NET ASSETS:
 Beginning of year                            188,520               834,807               4,601
                                             --------            ----------             -------
 End of year                                 $167,920            $1,184,385              $3,834
                                             ========            ==========             =======


                                             TEMPLETON              HARTFORD
                                            GLOBAL BOND             ADVISERS
                                          SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $95,072              $132,775
 Net realized gain (loss) on security
  transactions                                    2,362              (322,595)
 Net realized gain on distributions              11,056                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (124,543)              350,592
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (16,053)              160,772
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      173,145               284,797
 Net transfers                                  160,331              (196,868)
 Surrenders for benefit payments and
  fees                                           (2,408)             (498,611)
 Other transactions                                 268                  (805)
 Death benefits                                      --               (91,374)
 Net loan activity                               (5,535)               21,421
 Cost of insurance and other fees              (117,595)             (356,531)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              208,206              (837,971)
                                             ----------            ----------
 Net increase (decrease) in net assets          192,153              (677,199)
NET ASSETS:
 Beginning of year                            1,567,172             8,440,943
                                             ----------            ----------
 End of year                                 $1,759,325            $7,763,744
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND
                                             RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $29,106               $201,717              $210,960
 Net realized gain (loss) on security
  transactions                                    33,023               (812,927)               (6,180)
 Net realized gain on distributions                   --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       842,321             (2,536,603)              (60,418)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      904,450             (3,147,813)              144,362
                                             -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       462,168                942,801               467,467
 Net transfers                                    83,719               (408,400)             (190,369)
 Surrenders for benefit payments and
  fees                                          (406,785)            (1,720,265)             (661,757)
 Other transactions                                 (199)                 3,254                (1,691)
 Death benefits                                  (83,822)              (359,909)                   --
 Net loan activity                                (5,458)               (14,692)               27,145
 Cost of insurance and other fees               (675,976)            (1,239,891)             (542,049)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (626,353)            (2,797,102)             (901,254)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets           278,097             (5,944,915)             (756,892)
NET ASSETS:
 Beginning of year                            13,046,639             28,991,875            10,740,176
                                             -----------            -----------            ----------
 End of year                                 $13,324,736            $23,046,960            $9,983,284
                                             ===========            ===========            ==========


                                             HARTFORD            HARTFORD
                                          GLOBAL RESEARCH      GLOBAL GROWTH
                                             HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2                 $13
 Net realized gain (loss) on security
  transactions                                    (29)                 15
 Net realized gain on distributions                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (1,598)             (6,183)
                                              -------             -------
 Net increase (decrease) in net assets
  resulting from operations                    (1,625)             (6,155)
                                              -------             -------
UNIT TRANSACTIONS:
 Purchases                                      4,394                 168
 Net transfers                                  1,444              20,257
 Surrenders for benefit payments and
  fees                                             --                  --
 Other transactions                                --                  --
 Death benefits                                    --                  --
 Net loan activity                                 --                  --
 Cost of insurance and other fees              (2,486)             (1,430)
                                              -------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions              3,352              18,995
                                              -------             -------
 Net increase (decrease) in net assets          1,727              12,840
NET ASSETS:
 Beginning of year                             15,159              18,473
                                              -------             -------
 End of year                                  $16,886             $31,313
                                              =======             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          HARTFORD                            HARTFORD
                                        DISCIPLINED         HARTFORD           GROWTH
                                           EQUITY            GROWTH         OPPORTUNITIES
                                          HLS FUND          HLS FUND          HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $12,489              $29               $ --
 Net realized gain (loss) on
  security transactions                       1,168              (13)            17,293
 Net realized gain on distributions              --               --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (2,670)          (1,788)          (106,551)
                                         ----------          -------          ---------
 Net increase (decrease) in net
  assets resulting from operations           10,987           (1,772)           (89,258)
                                         ----------          -------          ---------
UNIT TRANSACTIONS:
 Purchases                                   90,185            4,412             82,834
 Net transfers                               48,647            1,442            173,691
 Surrenders for benefit payments
  and fees                                   (2,063)              --            (99,601)
 Other transactions                              19               --                 20
 Death benefits                                  --               --                 --
 Net loan activity                           (2,200)              --             (5,204)
 Cost of insurance and other fees           (96,036)          (1,552)           (68,158)
                                         ----------          -------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               38,552            4,302             83,582
                                         ----------          -------          ---------
 Net increase (decrease) in net
  assets                                     49,539            2,530             (5,676)
NET ASSETS:
 Beginning of year                          977,167           16,530            942,219
                                         ----------          -------          ---------
 End of year                             $1,026,706          $19,060           $936,543
                                         ==========          =======          =========


                                         HARTFORD           HARTFORD
                                        HIGH YIELD           INDEX
                                         HLS FUND           HLS FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)             $64,363            $169,925
 Net realized gain (loss) on
  security transactions                      (481)           (115,963)
 Net realized gain on distributions            --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (34,825)            146,946
                                         --------          ----------
 Net increase (decrease) in net
  assets resulting from operations         29,057             200,908
                                         --------          ----------
UNIT TRANSACTIONS:
 Purchases                                 16,922             339,564
 Net transfers                            206,748             379,917
 Surrenders for benefit payments
  and fees                                   (571)           (676,804)
 Other transactions                            --                (793)
 Death benefits                                --             (56,847)
 Net loan activity                         (1,375)            (30,950)
 Cost of insurance and other fees         (60,163)           (427,069)
                                         --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            161,561            (472,982)
                                         --------          ----------
 Net increase (decrease) in net
  assets                                  190,618            (272,074)
NET ASSETS:
 Beginning of year                        612,569           9,922,334
                                         --------          ----------
 End of year                             $803,187          $9,650,260
                                         ========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD            HARTFORD
                                           INTERNATIONAL        SMALL/MID CAP          HARTFORD
                                           OPPORTUNITIES           EQUITY               MIDCAP
                                              HLS FUND            HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $2,660               $ --               $24,665
 Net realized gain (loss) on security
  transactions                                   (4,281)             2,333                61,125
 Net realized gain on distributions                  --              1,010                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (843,310)            (2,376)             (370,721)
                                             ----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (844,931)               967              (284,931)
                                             ----------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                      183,076              4,046               157,268
 Net transfers                                  240,586                600              (162,270)
 Surrenders for benefit payments and
  fees                                         (326,448)            (8,311)             (230,477)
 Other transactions                              (3,068)                (1)                 (173)
 Death benefits                                 (77,387)                --                    --
 Net loan activity                                5,317                 --                   (48)
 Cost of insurance and other fees              (231,082)            (2,170)             (181,902)
                                             ----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (209,006)            (5,836)             (417,602)
                                             ----------            -------            ----------
 Net increase (decrease) in net assets       (1,053,937)            (4,869)             (702,533)
NET ASSETS:
 Beginning of year                            6,020,539             17,560             3,808,405
                                             ----------            -------            ----------
 End of year                                 $4,966,602            $12,691            $3,105,872
                                             ==========            =======            ==========


                                             HARTFORD              HARTFORD
                                           MIDCAP VALUE          MONEY MARKET
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                      $63                  $ --
 Net realized gain (loss) on security
  transactions                                 (53,969)                   --
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,016                    --
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (52,890)                   --
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      24,588             2,961,930
 Net transfers                                 (96,086)           (2,316,112)
 Surrenders for benefit payments and
  fees                                         (96,841)           (2,398,864)
 Other transactions                               (203)                   --
 Death benefits                                     --              (140,291)
 Net loan activity                                  --                (6,159)
 Cost of insurance and other fees              (32,800)             (663,133)
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (201,342)           (2,562,629)
                                             ---------            ----------
 Net increase (decrease) in net assets        (254,232)           (2,562,629)
NET ASSETS:
 Beginning of year                             764,325             9,896,455
                                             ---------            ----------
 End of year                                  $510,093            $7,333,826
                                             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD               HARTFORD
                                           SMALL COMPANY         SMALLCAP GROWTH             STOCK
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                 $ --                 $161,750
 Net realized gain (loss) on security
  transactions                                  117,295                   34                 (552,585)
 Net realized gain on distributions                  --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (251,672)                 126                  276,067
                                             ----------              -------              -----------
 Net increase (decrease) in net assets
  resulting from operations                    (134,377)                 160                 (114,768)
                                             ----------              -------              -----------
UNIT TRANSACTIONS:
 Purchases                                      112,636                  381                  379,734
 Net transfers                                 (197,037)                 (21)                (227,411)
 Surrenders for benefit payments and
  fees                                         (235,701)                  --                 (547,341)
 Other transactions                               3,063                   --                    1,017
 Death benefits                                 (55,692)                  --                 (218,938)
 Net loan activity                               (2,053)                  --                    5,998
 Cost of insurance and other fees              (183,420)              (2,636)                (448,685)
                                             ----------              -------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (558,204)              (2,276)              (1,055,626)
                                             ----------              -------              -----------
 Net increase (decrease) in net assets         (692,581)              (2,116)              (1,170,394)
NET ASSETS:
 Beginning of year                            4,028,754                9,215               12,424,799
                                             ----------              -------              -----------
 End of year                                 $3,336,173               $7,099              $11,254,405
                                             ==========              =======              ===========

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD
                                             SECURITIES              VALUE
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $55,460               $43,286
 Net realized gain (loss) on security
  transactions                                   (5,995)               (6,088)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       21,012               (95,829)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      70,477               (58,631)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       89,629               238,717
 Net transfers                                  131,900              (114,901)
 Surrenders for benefit payments and
  fees                                          (90,111)              (83,099)
 Other transactions                                  (1)                   23
 Death benefits                                      --                    --
 Net loan activity                                   --                (1,695)
 Cost of insurance and other fees              (129,365)             (180,746)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                2,052              (141,701)
                                             ----------            ----------
 Net increase (decrease) in net assets           72,529              (200,332)
NET ASSETS:
 Beginning of year                            1,697,167             2,534,529
                                             ----------            ----------
 End of year                                 $1,769,696            $2,334,197
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              LORD ABBETT      LORD ABBETT       LORD ABBETT
                                              FUNDAMENTAL        CAPITAL             BOND
                                              EQUITY FUND     STRUCTURE FUND    DEBENTURE FUND
                                            SUB-ACCOUNT (C)    SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                $572           $21,533
 Net realized gain (loss) on security
  transactions                                     --              (2,390)           (1,116)
 Net realized gain on distributions                 1                  --             2,689
 Net unrealized appreciation
  (depreciation) of investments during the
  year                                             --               3,066           (10,984)
                                                 ----            --------          --------
 Net increase (decrease) in net assets
  resulting from operations                         1               1,248            12,122
                                                 ----            --------          --------
UNIT TRANSACTIONS:
 Purchases                                         22               3,264            59,193
 Net transfers                                      8             (21,328)           92,480
 Surrenders for benefit payments and fees          --                (135)          (15,979)
 Other transactions                                --                  --                (3)
 Death benefits                                    --                  --                --
 Net loan activity                                 --              (1,250)              (18)
 Cost of insurance and other fees                 (14)             (2,458)          (32,546)
                                                 ----            --------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions                 16             (21,907)          103,127
                                                 ----            --------          --------
 Net increase (decrease) in net assets             17             (20,659)          115,249
NET ASSETS:
 Beginning of year                                 --              40,624           260,332
                                                 ----            --------          --------
 End of year                                      $17             $19,965          $375,581
                                                 ====            ========          ========

                                              LORD ABBETT
                                              GROWTH AND       MFS GROWTH
                                              INCOME FUND        SERIES
                                              SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------------  --------------------------------
OPERATIONS:
 Net investment income (loss)                      $474             $ --
 Net realized gain (loss) on security
  transactions                                     (333)             (15)
 Net realized gain on distributions                  --               --
 Net unrealized appreciation
  (depreciation) of investments during the
  year                                           (4,537)             (84)
                                                -------          -------
 Net increase (decrease) in net assets
  resulting from operations                      (4,396)             (99)
                                                -------          -------
UNIT TRANSACTIONS:
 Purchases                                        6,502              173
 Net transfers                                    5,178           11,474
 Surrenders for benefit payments and fees            --               --
 Other transactions                                  --               --
 Death benefits                                      --               --
 Net loan activity                                   --               --
 Cost of insurance and other fees                (7,835)            (395)
                                                -------          -------
 Net increase (decrease) in net assets
  resulting from unit transactions                3,845           11,252
                                                -------          -------
 Net increase (decrease) in net assets             (551)          11,153
NET ASSETS:
 Beginning of year                               61,502              179
                                                -------          -------
 End of year                                    $60,951          $11,332
                                                =======          =======

(c)  Funded as of May 17, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                          MFS INVESTORS          MFS NEW              MFS TOTAL
                                          TRUST SERIES       DISCOVERY SERIES       RETURN SERIES
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $202                 $ --                $57,541
 Net realized gain (loss) on security
  transactions                                   (39)              (1,867)                 1,644
 Net realized gain on distributions               --               17,411                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (784)             (32,851)               (22,940)
                                             -------             --------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     (621)             (17,307)                36,245
                                             -------             --------             ----------
UNIT TRANSACTIONS:
 Purchases                                     1,296                6,597                229,518
 Net transfers                                 6,150               16,396                (14,845)
 Surrenders for benefit payments and
  fees                                            --                   --                   (545)
 Other transactions                               --                   --                      1
 Death benefits                                   --                   --                     --
 Net loan activity                                --                   --                 (3,353)
 Cost of insurance and other fees             (2,800)              (3,902)              (150,378)
                                             -------             --------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             4,646               19,091                 60,398
                                             -------             --------             ----------
 Net increase (decrease) in net assets         4,025                1,784                 96,643
NET ASSETS:
 Beginning of year                            16,286              135,067              2,054,641
                                             -------             --------             ----------
 End of year                                 $20,311             $136,851             $2,151,284
                                             =======             ========             ==========

                                             MFS VALUE          MFS RESEARCH
                                              SERIES             BOND SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $9,523              $23,353
 Net realized gain (loss) on security
  transactions                                   2,138               (1,966)
 Net realized gain on distributions              2,576               10,053
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (16,597)              20,187
                                             ---------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     (2,360)              51,627
                                             ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                      72,192               70,273
 Net transfers                                    (446)             185,880
 Surrenders for benefit payments and
  fees                                          (2,045)              (1,478)
 Other transactions                                 (1)                  (7)
 Death benefits                                     --                   --
 Net loan activity                              (3,924)              (3,621)
 Cost of insurance and other fees              (48,989)             (55,968)
                                             ---------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              16,787              195,079
                                             ---------            ---------
 Net increase (decrease) in net assets          14,427              246,706
NET ASSETS:
 Beginning of year                             609,560              535,420
                                             ---------            ---------
 End of year                                  $623,987             $782,126
                                             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             INVESCO         OPPENHEIMER
                                         UIF MID CAP     VAN KAMPEN V.I.       CAPITAL
                                            GROWTH           MID CAP         APPRECIATION
                                          PORTFOLIO         VALUE FUND         FUND/VA
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $238              $837              $136
 Net realized gain (loss) on security
  transactions                                   48             1,128               782
 Net realized gain on distributions              40                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (7,349)           (1,541)           (2,798)
                                           --------          --------          --------
 Net increase (decrease) in net
  assets resulting from operations           (7,023)              424            (1,880)
                                           --------          --------          --------
UNIT TRANSACTIONS:
 Purchases                                   20,786            11,160            10,451
 Net transfers                               (1,121)           (4,064)           (5,813)
 Surrenders for benefit payments and
  fees                                         (210)             (206)               --
 Other transactions                              (1)               (2)               --
 Death benefits                                  --                --                --
 Net loan activity                           (2,541)           (2,157)               --
 Cost of insurance and other fees           (14,722)          (16,361)          (15,793)
                                           --------          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                2,191           (11,630)          (11,155)
                                           --------          --------          --------
 Net increase (decrease) in net
  assets                                     (4,832)          (11,206)          (13,035)
NET ASSETS:
 Beginning of year                           96,212           136,991           119,575
                                           --------          --------          --------
 End of year                                $91,380          $125,785          $106,540
                                           ========          ========          ========


                                           OPPENHEIMER        OPPENHEIMER
                                        GLOBAL SECURITIES     MAIN STREET
                                             FUND/VA            FUND/VA
                                           SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)                 $3,400               $100
 Net realized gain (loss) on security
  transactions                                   837                 76
 Net realized gain on distributions               --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            (32,987)                (6)
                                            --------            -------
 Net increase (decrease) in net
  assets resulting from operations           (28,750)               170
                                            --------            -------
UNIT TRANSACTIONS:
 Purchases                                    25,786              4,389
 Net transfers                                (3,948)              (225)
 Surrenders for benefit payments and
  fees                                        (8,252)                --
 Other transactions                               --                 --
 Death benefits                                   --                 --
 Net loan activity                            (1,535)                --
 Cost of insurance and other fees            (20,521)            (3,808)
                                            --------            -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                (8,470)               356
                                            --------            -------
 Net increase (decrease) in net
  assets                                     (37,220)               526
NET ASSETS:
 Beginning of year                           342,501             17,802
                                            --------            -------
 End of year                                $305,281            $18,328
                                            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                         OPPENHEIMER
                                         MAIN STREET        OPPENHEIMER       PUTNAM VT
                                       SMALL- & MID-CAP        VALUE         DIVERSIFIED
                                           FUND/VA            FUND/VA        INCOME FUND
                                       SUB-ACCOUNT (D)      SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $294                $28           $45,912
 Net realized gain (loss) on
  security transactions                      2,053                (21)           (9,552)
 Net realized gain on distributions             --                 --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           (3,661)               (67)          (49,456)
                                           -------            -------          --------
 Net increase (decrease) in net
  assets resulting from operations          (1,314)               (60)          (13,096)
                                           -------            -------          --------
UNIT TRANSACTIONS:
 Purchases                                  11,472                724            30,675
 Net transfers                              (1,860)             1,683            18,822
 Surrenders for benefit payments and
  fees                                        (520)                --           (31,520)
 Other transactions                              3                 --                --
 Death benefits                                 --                 --                --
 Net loan activity                              (8)                --               (14)
 Cost of insurance and other fees           (9,667)            (1,179)          (29,459)
                                           -------            -------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                (580)             1,228           (11,496)
                                           -------            -------          --------
 Net increase (decrease) in net
  assets                                    (1,894)             1,168           (24,592)
NET ASSETS:
 Beginning of year                          81,377              3,000           445,128
                                           -------            -------          --------
 End of year                               $79,483             $4,168          $420,536
                                           =======            =======          ========


                                         PUTNAM VT          PUTNAM VT
                                        GLOBAL ASSET          GLOBAL
                                      ALLOCATION FUND      EQUITY FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)              $28,598             $59,209
 Net realized gain (loss) on
  security transactions                    (12,375)           (314,278)
 Net realized gain on distributions             --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (17,835)            169,609
                                          --------          ----------
 Net increase (decrease) in net
  assets resulting from operations          (1,612)            (85,460)
                                          --------          ----------
UNIT TRANSACTIONS:
 Purchases                                   1,905             129,149
 Net transfers                                 (16)            (27,899)
 Surrenders for benefit payments and
  fees                                     (37,197)           (378,541)
 Other transactions                             --                (233)
 Death benefits                                 --             (58,247)
 Net loan activity                              --             (21,299)
 Cost of insurance and other fees          (33,203)           (139,960)
                                          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             (68,511)           (497,030)
                                          --------          ----------
 Net increase (decrease) in net
  assets                                   (70,123)           (582,490)
NET ASSETS:
 Beginning of year                         627,328           2,740,886
                                          --------          ----------
 End of year                              $557,205          $2,158,396
                                          ========          ==========

(d) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       PUTNAM VT          PUTNAM VT          PUTNAM VT
                                       GROWTH AND       GLOBAL HEALTH           HIGH
                                      INCOME FUND         CARE FUND          YIELD FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $84,328            $1,200            $194,124
 Net realized gain (loss) on
  security transactions                  (563,606)            3,590            (112,217)
 Net realized gain on
  distributions                                --             2,878                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         224,899            (5,974)            (28,839)
                                       ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             (254,379)            1,694              53,068
                                       ----------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                                249,720                --              65,845
 Net transfers                           (142,424)               --             (26,614)
 Surrenders for benefit payments
  and fees                               (575,316)          (26,003)           (416,708)
 Other transactions                        (2,102)               --               1,199
 Death benefits                          (102,046)               --                  --
 Net loan activity                          6,982                --                  --
 Cost of insurance and other fees        (284,854)           (4,708)            (91,069)
                                       ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (850,040)          (30,711)           (467,347)
                                       ----------          --------          ----------
 Net increase (decrease) in net
  assets                               (1,104,419)          (29,017)           (414,279)
NET ASSETS:
 Beginning of year                      5,914,349           108,855           2,442,790
                                       ----------          --------          ----------
 End of year                           $4,809,930           $79,838          $2,028,511
                                       ==========          ========          ==========

                                                          PUTNAM VT
                                       PUTNAM VT        INTERNATIONAL
                                      INCOME FUND         VALUE FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)            $224,129            $1,497
 Net realized gain (loss) on
  security transactions                     2,811            (1,453)
 Net realized gain on
  distributions                                --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (98,098)           (7,326)
                                       ----------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                              128,842            (7,282)
                                       ----------          --------
UNIT TRANSACTIONS:
 Purchases                                 49,707               310
 Net transfers                             41,806                --
 Surrenders for benefit payments
  and fees                               (413,503)               --
 Other transactions                          (126)               --
 Death benefits                          (161,883)               --
 Net loan activity                             --                --
 Cost of insurance and other fees        (131,909)           (3,338)
                                       ----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (615,908)           (3,028)
                                       ----------          --------
 Net increase (decrease) in net
  assets                                 (487,066)          (10,310)
NET ASSETS:
 Beginning of year                      2,625,903            56,238
                                       ----------          --------
 End of year                           $2,138,837           $45,928
                                       ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT           PUTNAM VT
                                          INTERNATIONAL       INTERNATIONAL      PUTNAM VT
                                           EQUITY FUND         GROWTH FUND    INVESTORS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $56,426             $427             $707
 Net realized gain (loss) on security
  transactions                                  (14,420)             (29)             (80)
 Net realized gain on distributions                  --               --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              (318,316)          (3,275)            (581)
                                           ------------          -------          -------
 Net increase (decrease) in net
  assets resulting from operations             (276,310)          (2,877)              46
                                           ------------          -------          -------
UNIT TRANSACTIONS:
 Purchases                                       46,903               --               --
 Net transfers                                  164,759               --           (2,059)
 Surrenders for benefit payments and
  fees                                         (154,442)              --               --
 Other transactions                                  (3)              --               --
 Death benefits                                      --               --               --
 Net loan activity                                   --               --               --
 Cost of insurance and other fees              (108,610)          (1,768)          (1,577)
                                           ------------          -------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                                  (51,393)          (1,768)          (3,636)
                                           ------------          -------          -------
 Net increase (decrease) in net
  assets                                       (327,703)          (4,645)          (3,590)
NET ASSETS:
 Beginning of year                            1,646,496           17,608           52,742
                                           ------------          -------          -------
 End of year                                 $1,318,793          $12,963          $49,152
                                           ============          =======          =======

                                        PUTNAM VT         PUTNAM VT
                                          MONEY           MULTI-CAP
                                       MARKET FUND       GROWTH FUND
                                       SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------  ----------------------------------
OPERATIONS:
 Net investment income (loss)              $ --               $15,113
 Net realized gain (loss) on security
  transactions                               --                21,732
 Net realized gain on distributions          --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            --              (204,075)
                                           ----          ------------
 Net increase (decrease) in net
  assets resulting from operations           --              (167,230)
                                           ----          ------------
UNIT TRANSACTIONS:
 Purchases                                   --               172,600
 Net transfers                               --               (52,016)
 Surrenders for benefit payments and
  fees                                       --              (219,168)
 Other transactions                          --                  (759)
 Death benefits                              --               (22,787)
 Net loan activity                           --                 5,442
 Cost of insurance and other fees           (59)             (232,891)
                                           ----          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              (59)             (349,579)
                                           ----          ------------
 Net increase (decrease) in net
  assets                                    (59)             (516,809)
NET ASSETS:
 Beginning of year                          284             3,972,507
                                           ----          ------------
 End of year                               $225            $3,455,698
                                           ====          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT            PUTNAM VT
                                            SMALL CAP          GEORGE PUTNAM            GLOBAL
                                            VALUE FUND         BALANCED FUND        UTILITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $570                 $573              $11,344
 Net realized gain (loss) on security
  transactions                                 12,792               (7,749)              (4,755)
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (18,964)               8,842              (23,320)
                                             --------             --------             --------
 Net increase (decrease) in net assets
  resulting from operations                    (5,602)               1,666              (16,731)
                                             --------             --------             --------
UNIT TRANSACTIONS:
 Purchases                                      9,040                   --                   --
 Net transfers                                 10,724              (23,001)                  --
 Surrenders for benefit payments and
  fees                                        (66,079)                  --              (34,947)
 Other transactions                                --                   --                   --
 Death benefits                                    --                   --                   --
 Net loan activity                                 --                   --                   --
 Cost of insurance and other fees              (7,233)              (2,798)             (17,251)
                                             --------             --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (53,548)             (25,799)             (52,198)
                                             --------             --------             --------
 Net increase (decrease) in net assets        (59,150)             (24,133)             (68,929)
NET ASSETS:
 Beginning of year                            170,150               47,101              311,573
                                             --------             --------             --------
 End of year                                 $111,000              $22,968             $242,644
                                             ========             ========             ========

                                                                    PUTNAM VT
                                             PUTNAM VT               CAPITAL
                                            VOYAGER FUND        OPPORTUNITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $19,619                  $160
 Net realized gain (loss) on security
  transactions                                  (26,524)                4,926
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,288,805)               (8,006)
                                             ----------              --------
 Net increase (decrease) in net assets
  resulting from operations                  (1,295,710)               (2,920)
                                             ----------              --------
UNIT TRANSACTIONS:
 Purchases                                      269,591                 5,537
 Net transfers                                   55,380                 9,840
 Surrenders for benefit payments and
  fees                                         (442,450)              (55,365)
 Other transactions                                 134                  (108)
 Death benefits                                (130,149)              (16,966)
 Net loan activity                               15,971                 1,430
 Cost of insurance and other fees              (341,521)               (6,688)
                                             ----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (573,044)              (62,320)
                                             ----------              --------
 Net increase (decrease) in net assets       (1,868,754)              (65,240)
NET ASSETS:
 Beginning of year                            7,743,140               197,047
                                             ----------              --------
 End of year                                 $5,874,386              $131,807
                                             ==========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                                   INVESCO
                                              PUTNAM VT        VAN KAMPEN V.I.        INVESCO
                                                EQUITY           GROWTH AND       VAN KAMPEN V.I.
                                             INCOME FUND         INCOME FUND       COMSTOCK FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $7,799                $365            $5,423
 Net realized gain (loss) on security
  transactions                                    3,297                  52            (2,955)
 Net realized gain on distributions                  --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (2,041)               (992)          (10,968)
                                               --------             -------          --------
 Net increase (decrease) in net assets
  resulting from operations                       9,055                (575)           (8,500)
                                               --------             -------          --------
UNIT TRANSACTIONS:
 Purchases                                        8,762               3,455            14,199
 Net transfers                                   16,371               9,310            (4,497)
 Surrenders for benefit payments and
  fees                                          (36,719)               (132)               --
 Other transactions                                (190)                 --                (2)
 Death benefits                                  (5,404)                 --                --
 Net loan activity                                   --              (1,240)               --
 Cost of insurance and other fees               (17,860)             (3,041)          (30,019)
                                               --------             -------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (35,040)              8,352           (20,319)
                                               --------             -------          --------
 Net increase (decrease) in net assets          (25,985)              7,777           (28,819)
NET ASSETS:
 Beginning of year                              420,927              36,425           404,084
                                               --------             -------          --------
 End of year                                   $394,942             $44,202          $375,265
                                               ========             =======          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

     The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio*, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Balanced Risk Allocation Fund, AllianceBernstein VPS Real Estate Investment Portfolio, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure Fund), Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (merged with Invesco Van Kampen V.I. Capital Growth Fund) (formerly Invesco Van Kampen V.I. Capital Growth
     Fund), and Invesco Van Kampen V.I. Mid Cap Growth Fund (merged with Invesco Van Kampen V.I. Mid Cap Growth Fund).

       * This fund was not funded as of December 31, 2012, and as a result, is not presented in the statements of assets and liabilities.

     The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

-------------------------------------------------------------------------------

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover shorter longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) COST OF INSURANCE -- In accordance with terms of the contracts, the Sponsor Company makes deductions for costs of insurance charges
           (COI), which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through a redemption of units from applicable contract owners' accounts and are included on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable life contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.80% of the Sub-Account's average daily net assets. These expenses are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Sponsor Company receives fees for administrative services performed. The amount deducted from policy holders' accounts for these fees is based upon the face amount of the policy at the policy issuance date. These expenses are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees on the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are deducted through a redemption of units and are included in cost of insurance and other fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

       e) ISSUE CHARGES -- The Sponsor Company may charge an expense of $20 plus $0.05 per $1,000 of the initial face amount of the policy. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in cost of insurance and other fees in the accompanying statements of changes in net assets.

       f) OTHER FEES -- The monthly per $1,000 charge, which is based on the initial face amount, may be deducted, by the Sponsor Company, at a maximum fee of $36. These charges are deducted through redemption of units from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                                  $1,964        $1,260
AllianceBernstein VPS International Value Portfolio         68,676        62,215
AllianceBernstein VPS Small/Mid-Cap Value Portfolio         37,363        27,561
AllianceBernstein VPS Value Portfolio*                       3,179         5,691
AllianceBernstein VPS International Growth
 Portfolio                                                   7,071         7,425
Invesco V.I. Core Equity Fund                                  625         7,325
Invesco V.I. International Growth Fund                      65,885        33,423
Invesco V.I. Mid Cap Core Equity Fund                       32,530        72,282
Invesco V.I. Small Cap Equity Fund                          38,355       166,018
Invesco V.I. Global Real Estate Fund                         9,252         6,446

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Balanced Risk Allocation Fund                 $92,336       $27,100
AllianceBernstein VPS Real Estate Investment
 Portfolio                                                  17,184        11,779
American Funds Global Bond Fund                             23,947         8,704
American Funds Global Growth and Income Fund                21,509         8,002
American Funds Asset Allocation Fund                       570,206       553,035
American Funds Blue Chip Income and Growth Fund            110,339       332,316
American Funds Bond Fund                                   417,048       717,472
American Funds Global Growth Fund                          206,563       176,366
American Funds Growth Fund                                 463,039       900,204
American Funds Growth-Income Fund                          419,684       558,037
American Funds International Fund                          392,163       587,645
American Funds New World Fund                              124,677       329,894
American Funds Global Small Capitalization Fund            133,803       140,343
Fidelity VIP Asset Manager Portfolio                         7,202       239,823
Fidelity VIP Equity-Income Portfolio                       984,667     1,042,578
Fidelity VIP Growth Portfolio                                3,067           223
Fidelity VIP Contrafund Portfolio                          195,180       243,571
Fidelity VIP Overseas Portfolio                             12,728        46,125
Fidelity VIP Mid Cap Portfolio                             419,538       173,054
Fidelity VIP Value Strategies Portfolio                      1,037           910
Fidelity VIP Dynamic Capital Appreciation Portfolio          1,285         3,786
Fidelity VIP Freedom 2010 Portfolio                          5,191           291
Fidelity VIP Freedom 2020 Portfolio                         22,718        13,198
Fidelity VIP Freedom 2030 Portfolio                         48,047        14,759
Fidelity VIP Strategic Income Portfolio                     12,590        11,503
Franklin Rising Dividends Securities Fund                   38,622        20,187
Franklin Income Securities Fund                            231,398       156,212
Franklin Small-Mid Cap Growth Securities Fund               14,476         6,204
Franklin Small Cap Value Securities Fund                    83,180       177,279
Franklin Strategic Income Securities Fund                  173,204       126,902
Mutual Shares Securities Fund                              138,268       233,443
Templeton Developing Markets Securities Fund                82,693        25,229
Templeton Foreign Securities Fund                           34,794        29,709
Templeton Growth Securities Fund                            28,675        31,629
Mutual Global Discovery Securities Fund                    250,634       138,236
Franklin Flex Cap Growth Securities Fund                    11,142         2,523
Templeton Global Bond Securities Fund                      300,671       194,826
Hartford Balanced HLS Fund*                                361,253       856,615
Hartford Total Return Bond HLS Fund                      1,145,486     1,520,303
Hartford Capital Appreciation HLS Fund                     632,786     2,434,981
Hartford Dividend and Growth HLS Fund                      448,629     1,669,028
Hartford Global Research HLS Fund                            4,446         2,332
Hartford Global Growth HLS Fund                                501        20,982
Hartford Disciplined Equity HLS Fund                       107,563       360,802
Hartford Growth HLS Fund                                     4,466         1,369
Hartford Growth Opportunities HLS Fund                     148,363       153,052
Hartford High Yield HLS Fund                               327,860        97,847
Hartford Index HLS Fund                                    579,804     1,928,705
Hartford International Opportunities HLS Fund              327,948       524,606
Hartford Small/Mid Cap Equity HLS Fund                       4,176        11,309

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                  $133,314      $263,828
Hartford MidCap Value HLS Fund                              58,684       157,929
Hartford Money Market HLS Fund                           3,273,873     4,582,118
Hartford Small Company HLS Fund                            130,810       288,227
Hartford SmallCap Growth HLS Fund                              175         2,607
Hartford Stock HLS Fund                                    420,770       950,693
Hartford U.S. Government Securities HLS Fund               397,548       277,066
Hartford Value HLS Fund                                    204,858       324,783
Lord Abbett Fundamental Equity Fund                             11            20
Lord Abbett Calibrated Dividend Growth Fund*                 3,936         1,789
Lord Abbett Bond Debenture Fund                            161,302       124,719
Lord Abbett Growth and Income Fund                           7,257        34,831
MFS Growth Series                                            2,553         2,604
MFS Investors Trust Series                                   7,366         3,456
MFS New Discovery Series                                    46,686       100,873
MFS Total Return Series                                    324,502       241,837
MFS Value Series                                            97,652        74,620
MFS Research Bond Series                                   299,823       142,213
UIF Mid Cap Growth Portfolio                                41,138        18,842
Invesco Van Kampen V.I. American Value Fund*                54,377        35,018
Oppenheimer Capital Appreciation Fund/VA                    41,959        20,147
Oppenheimer Global Securities Fund/VA                       31,339        65,536
Oppenheimer Main Street Fund/VA                             85,649         6,216
Oppenheimer Main Street Small- & Mid-Cap Fund/VA             7,864        12,654
Oppenheimer Value Fund/VA                                       45         1,005
Putnam VT Diversified Income Fund                           57,087        60,784
Putnam VT Global Asset Allocation Fund                       5,879        84,577
Putnam VT Global Equity Fund                               107,025       295,173
Putnam VT Growth and Income Fund                           209,719       608,586
Putnam VT Global Health Care Fund                            8,441         5,619
Putnam VT High Yield Fund                                  274,763       319,140
Putnam VT Income Fund                                      280,064       186,707
Putnam VT International Value Fund                           1,657         3,696
Putnam VT International Equity Fund                         87,544       239,509
Putnam VT International Growth Fund                            238         2,050
Putnam VT Investors Fund                                       824         2,016
Putnam VT Money Market Fund                                      1             9
Putnam VT Multi-Cap Growth Fund                            128,773       579,295
Putnam VT Small Cap Value Fund                              15,000        27,794
Putnam VT George Putnam Balanced Fund                          373         7,432
Putnam VT Global Utilities Fund                              9,525        22,590
Putnam VT Voyager Fund                                     190,634       669,182
Putnam VT Capital Opportunities Fund                        25,757        44,435
Putnam VT Equity Income Fund                                34,251       173,201
Invesco Van Kampen V.I. Growth and Income Fund              13,035         2,738
Invesco Van Kampen V.I. Comstock Fund                       31,697        64,599
Invesco Van Kampen V.I. American Franchise Fund*           143,549       136,490
Invesco Van Kampen V.I. Mid Cap Growth Fund*               155,051       146,384

*   See Note 1 for additional information related to this Sub-Account.

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio                  154         118              36
AllianceBernstein VPS International
 Value Portfolio                          8,834       8,515             319
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                          2,285       2,018             267
AllianceBernstein VPS Value
 Portfolio*                                 368         651            (283)
AllianceBernstein VPS International
 Growth Portfolio                           661         855            (194)
Invesco V.I. Core Equity Fund                22         445            (423)
Invesco V.I. International Growth
 Fund                                     6,034       3,324           2,710
Invesco V.I. Mid Cap Core Equity
 Fund                                     1,552       4,018          (2,466)
Invesco V.I. Small Cap Equity Fund        2,641      11,159          (8,518)
Invesco V.I. Global Real Estate
 Fund                                       577         419             158
Invesco V.I. Balanced Risk
 Allocation Fund                          7,737       2,290           5,447
AllianceBernstein VPS Real Estate
 Investment Portfolio                       675         553             122
American Funds Global Bond Fund           1,681         704             977
American Funds Global Growth and
 Income Fund                              1,956         807           1,149
American Funds Asset Allocation
 Fund                                    23,769      31,596          (7,827)
American Funds Blue Chip Income and
 Growth Fund                              5,122      20,309         (15,187)
American Funds Bond Fund                 23,176      49,469         (26,293)
American Funds Global Growth Fund       105,370     100,177           5,193
American Funds Growth Fund              291,965     678,356        (386,391)
American Funds Growth-Income Fund       191,501     370,943        (179,442)
American Funds International Fund        14,854      26,748         (11,894)
American Funds New World Fund             3,702      11,086          (7,384)
American Funds Global Small
 Capitalization Fund                     45,107      70,307         (25,200)
Fidelity VIP Asset Manager
 Portfolio                                   --      81,601         (81,601)
Fidelity VIP Equity-Income
 Portfolio                              100,869     322,891        (222,022)
Fidelity VIP Growth Portfolio               286          21             265
Fidelity VIP Contrafund Portfolio        12,771      18,103          (5,332)
Fidelity VIP Overseas Portfolio               1      20,981         (20,980)
Fidelity VIP Mid Cap Portfolio           17,548      12,118           5,430
Fidelity VIP Value Strategies
 Portfolio                                   78          80              (2)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                     105         336            (231)
Fidelity VIP Freedom 2010 Portfolio         450          25             425
Fidelity VIP Freedom 2020 Portfolio       1,544       1,174             370
Fidelity VIP Freedom 2030 Portfolio       3,512       1,364           2,148
Fidelity VIP Strategic Income
 Portfolio                                  877         842              35
Franklin Rising Dividends
 Securities Fund                          2,486       1,316           1,170
Franklin Income Securities Fund          10,548      11,116            (568)
Franklin Small-Mid Cap Growth
 Securities Fund                            935         502             433
Franklin Small Cap Value Securities
 Fund                                     3,545       8,432          (4,887)
Franklin Strategic Income
 Securities Fund                          8,842       9,304            (462)
Mutual Shares Securities Fund             6,482      13,992          (7,510)
Templeton Developing Markets
 Securities Fund                          8,419       2,605           5,814
Templeton Foreign Securities Fund         3,274       3,195              79
Templeton Growth Securities Fund          2,645       3,155            (510)
Mutual Global Discovery Securities
 Fund                                    11,071      10,275             796
Franklin Flex Cap Growth Securities
 Fund                                       959         214             745

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Templeton Global Bond Securities
 Fund                                    10,359      11,423          (1,064)
Hartford Balanced HLS Fund*              34,450     230,024        (195,574)
Hartford Total Return Bond HLS Fund     189,220     481,228        (292,008)
Hartford Capital Appreciation HLS
 Fund                                    38,979     345,605        (306,626)
Hartford Dividend and Growth HLS
 Fund                                    48,632     358,296        (309,664)
Hartford Global Research HLS Fund           403         226             177
Hartford Global Growth HLS Fund             347      17,029         (16,682)
Hartford Disciplined Equity HLS
 Fund                                    54,876     211,795        (156,919)
Hartford Growth HLS Fund                    399         123             276
Hartford Growth Opportunities HLS
 Fund                                     6,778       7,244            (466)
Hartford High Yield HLS Fund             15,814       6,371           9,443
Hartford Index HLS Fund                  98,044     474,254        (376,210)
Hartford International
 Opportunities HLS Fund                  70,801     161,916         (91,115)
Hartford Small/Mid Cap Equity HLS
 Fund                                       319       1,026            (707)
Hartford MidCap HLS Fund                 22,516      57,329         (34,813)
Hartford MidCap Value HLS Fund            2,396       7,197          (4,801)
Hartford Money Market HLS Fund        1,889,437   2,617,600        (728,163)
Hartford Small Company HLS Fund          49,145     109,494         (60,349)
Hartford SmallCap Growth HLS Fund            11         178            (167)
Hartford Stock HLS Fund                  40,047     230,447        (190,400)
Hartford U.S. Government Securities
 HLS Fund                                30,188      24,079           6,109
Hartford Value HLS Fund                  12,374      26,615         (14,241)
Lord Abbett Fundamental Equity Fund           1           2              (1)
Lord Abbett Calibrated Dividend
 Growth Fund*                               238         133             105
Lord Abbett Bond Debenture Fund           9,281       8,793             488
Lord Abbett Growth and Income Fund          606       3,027          (2,421)
MFS Growth Series                           204         214             (10)
MFS Investors Trust Series                  509         256             253
MFS New Discovery Series                  1,663       4,539          (2,876)
MFS Total Return Series                  16,820      15,304           1,516
MFS Value Series                          7,328       6,712             616
MFS Research Bond Series                 19,852      10,390           9,462
UIF Mid Cap Growth Portfolio              2,371       1,528             843
Invesco Van Kampen V.I. American
 Value Fund*                              4,366       2,872           1,494
Oppenheimer Capital Appreciation
 Fund/VA                                  3,402       1,690           1,712
Oppenheimer Global Securities
 Fund/VA                                  1,968       5,050          (3,082)
Oppenheimer Main Street Fund/VA           6,667         495           6,172
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                            623       1,040            (417)
Oppenheimer Value Fund/VA                    --         100            (100)
Putnam VT Diversified Income Fund         2,480       4,095          (1,615)
Putnam VT Global Asset Allocation
 Fund                                         7       2,699          (2,692)
Putnam VT Global Equity Fund              2,411      11,145          (8,734)
Putnam VT Growth and Income Fund          3,275      17,796         (14,521)
Putnam VT Global Health Care Fund            --         323            (323)
Putnam VT High Yield Fund                 2,972       8,644          (5,672)
Putnam VT Income Fund                     5,387       6,038            (651)
Putnam VT International Value Fund           10         237            (227)
Putnam VT International Equity Fund       3,492      15,289         (11,797)
Putnam VT International Growth Fund          --         128            (128)

-------------------------------------------------------------------------------

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Investors Fund                      1         171            (170)
Putnam VT Money Market Fund                  --           5              (5)
Putnam VT Multi-Cap Growth Fund           4,128      21,825         (17,697)
Putnam VT Small Cap Value Fund            1,340       2,591          (1,251)
Putnam VT George Putnam Balanced
 Fund                                        --         521            (521)
Putnam VT Global Utilities Fund              --         789            (789)
Putnam VT Voyager Fund                    5,096      16,916         (11,820)
Putnam VT Capital Opportunities
 Fund                                     1,251       2,143            (892)
Putnam VT Equity Income Fund              1,387      10,065          (8,678)
Invesco Van Kampen V.I. Growth and
 Income Fund                              1,099         252             847
Invesco Van Kampen V.I. Comstock
 Fund                                     2,206       5,337          (3,131)
Invesco Van Kampen V.I. American
 Franchise Fund*                         14,043      12,778           1,265
Invesco Van Kampen V.I. Mid Cap
 Growth Fund*                            15,192      11,866           3,326

*   See Note 1 for additional information related to this Sub-Account.

     The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                            UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                              161              108                53
AllianceBernstein VPS International
 Value Portfolio                               9,766           25,348           (15,582)
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               5,334            8,924            (3,590)
AllianceBernstein VPS Value Portfolio            200              348              (148)
AllianceBernstein VPS International
 Growth Portfolio                              6,543            8,221            (1,678)
Invesco V.I. Capital Appreciation Fund         1,140            1,761              (621)
Invesco V.I. Core Equity Fund                     76              206              (130)
Invesco V.I. International Growth Fund        18,314            5,539            12,775
Invesco V.I. Mid Cap Core Equity Fund         11,755            3,346             8,409
Invesco V.I. Small Cap Equity Fund            17,823            5,525            12,298
Invesco V.I. Capital Development Fund          2,471            1,255             1,216
Invesco V.I. Global Real Estate Fund             956              272               684
Invesco V.I. Balanced Risk Allocation
 Fund                                          7,123            2,397             4,726
AllianceBernstein VPS Real Estate
 Investment Portfolio                          1,072              225               847
American Funds Global Bond Fund                1,754            1,436               318
American Funds Global Growth and Income
 Fund                                          1,192              766               426
American Funds Asset Allocation Fund          30,753           43,776           (13,023)
American Funds Blue Chip Income and
 Growth Fund                                  13,655           15,953            (2,298)
American Funds Bond Fund                      31,507           63,083           (31,576)
American Funds Global Growth Fund            183,303          113,437            69,866
American Funds Growth Fund                   691,800          805,284          (113,484)
American Funds Growth-Income Fund            257,298          523,931          (266,633)
American Funds International Fund             37,496           15,677            21,819
American Funds New World Fund                 11,191            5,882             5,309
American Funds Global Small
 Capitalization Fund                         120,678           55,252            65,426
Fidelity VIP Asset Manager Portfolio              --           19,161           (19,161)
Fidelity VIP Equity-Income Portfolio          64,194          410,306          (346,112)
Fidelity VIP Growth Portfolio                    317               18               299
Fidelity VIP Contrafund Portfolio             33,332           63,156           (29,824)
Fidelity VIP Overseas Portfolio                   (1)          46,638           (46,639)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio                36,037       6,008            30,029
Fidelity VIP Value Strategies Portfolio          101          82                19
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                          139          44                95
Fidelity VIP Freedom 2010 Portfolio                8          17                (9)
Fidelity VIP Freedom 2020 Portfolio            1,141       1,832              (691)
Fidelity VIP Freedom 2030 Portfolio            1,823       1,285               538
Fidelity VIP Strategic Income Portfolio        1,508          54             1,454
Franklin Rising Dividends Securities
 Fund                                          2,027         569             1,458
Franklin Income Securities Fund               21,508      14,291             7,217
Franklin Small-Mid Cap Growth Securities
 Fund                                          1,346         430               916
Franklin Small Cap Value Securities Fund       5,066       5,457              (391)
Franklin Strategic Income Securities
 Fund                                          9,674      15,810            (6,136)
Mutual Shares Securities Fund                 13,237       9,156             4,081
Templeton Developing Markets Securities
 Fund                                          8,166       1,195             6,971
Templeton Foreign Securities Fund              5,943       1,447             4,496
Templeton Growth Securities Fund               3,176       4,001              (825)
Mutual Global Discovery Securities Fund       42,920      12,384            30,536
Franklin Flex Cap Growth Securities Fund         208         259               (51)
Templeton Global Bond Securities Fund         24,323      11,250            13,073
Hartford Advisers HLS Fund                    58,767     299,284          (240,517)
Hartford Total Return Bond HLS Fund          307,234     517,058          (209,824)
Hartford Capital Appreciation HLS Fund        88,985     509,254          (420,269)
Hartford Dividend and Growth HLS Fund        105,506     316,621          (211,115)
Hartford Global Research HLS Fund                559         224               335
Hartford Global Growth HLS Fund               16,224       1,197            15,027
Hartford Disciplined Equity HLS Fund          80,244      54,935            25,309
Hartford Growth HLS Fund                         505          92               413
Hartford Growth Opportunities HLS Fund        16,467      12,146             4,321
Hartford High Yield HLS Fund                  15,957       4,516            11,441
Hartford Index HLS Fund                      193,149     316,250          (123,101)
Hartford International Opportunities HLS
 Fund                                        136,322     211,004           (74,682)
Hartford Small/Mid Cap Equity HLS Fund           467         904              (437)
Hartford MidCap HLS Fund                      26,747     126,158           (99,411)
Hartford MidCap Value HLS Fund                 1,564      11,467            (9,903)
Hartford Money Market HLS Fund             2,007,503   3,433,849        (1,426,346)
Hartford Small Company HLS Fund              128,250     365,824          (237,574)
Hartford SmallCap Growth HLS Fund                 15         186              (171)
Hartford Stock HLS Fund                       59,271     337,154          (277,883)
Hartford U.S. Government Securities HLS
 Fund                                         90,635      91,534              (899)
Hartford Value HLS Fund                       17,754      31,745           (13,991)
Lord Abbett Fundamental Equity Fund                3           1                 2
Lord Abbett Capital Structure Fund               197       1,871            (1,674)
Lord Abbett Bond Debenture Fund               17,711       9,891             7,820
Lord Abbett Growth and Income Fund               933         629               304
MFS Growth Series                              1,051          25             1,026
MFS Investors Trust Series                       584         219               365
MFS New Discovery Series                       1,487         667               820
MFS Total Return Series                       15,401      11,327             4,074
MFS Value Series                              12,618      11,001             1,617

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
MFS Research Bond Series                      36,654      20,342            16,312
UIF Mid Cap Growth Portfolio                   1,467       1,286               181
Invesco Van Kampen V.I. Mid Cap Value
 Fund                                          1,304       2,446            (1,142)
Oppenheimer Capital Appreciation Fund/VA       1,015       2,073            (1,058)
Oppenheimer Global Securities Fund/VA          3,523       4,206              (683)
Oppenheimer Main Street Fund/VA                  385         333                52
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA                                       1,190       1,186                 4
Oppenheimer Value Fund/VA                        194          55               139
Putnam VT Diversified Income Fund              4,072       3,496               576
Putnam VT Global Asset Allocation Fund           170       2,341            (2,171)
Putnam VT Global Equity Fund                   3,826      22,347           (18,521)
Putnam VT Growth and Income Fund               5,171      32,519           (27,348)
Putnam VT Global Health Care Fund                 --       1,829            (1,829)
Putnam VT High Yield Fund                      6,224      19,928           (13,704)
Putnam VT Income Fund                          5,721      28,348           (22,627)
Putnam VT International Value Fund                13         198              (185)
Putnam VT International Equity Fund           14,178      17,898            (3,720)
Putnam VT International Growth Fund               --         107              (107)
Putnam VT Investors Fund                          --         353              (353)
Putnam VT Money Market Fund                       --          32               (32)
Putnam VT Multi-Cap Growth Fund                4,761      18,228           (13,467)
Putnam VT Small Cap Value Fund                 2,315       7,498            (5,183)
Putnam VT George Putnam Balanced Fund             --       1,848            (1,848)
Putnam VT Global Utilities Fund                   --       1,907            (1,907)
Putnam VT Voyager Fund                         8,472      22,293           (13,821)
Putnam VT Capital Opportunities Fund           2,069       4,911            (2,842)
Putnam VT Equity Income Fund                   1,707       3,797            (2,090)
Invesco Van Kampen V.I. Growth and
 Income Fund                                   1,240         383               857
Invesco Van Kampen V.I. Comstock Fund          1,540       3,388            (1,848)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                                   1,590      $11.222162      to      $11.222162             $17,848
 2011                                   1,554        9.898234      to        9.898234              15,378
 2010                                   1,501       10.210277      to       10.210277              15,325
 2009                                   1,485        9.257151      to        9.257151              13,750
 2008                                     508        7.438385      to        7.438385               3,777
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                                  62,535        7.830881      to        7.830881             489,700
 2011                                  62,216        6.857519      to        6.857519             426,645
 2010                                  77,798        8.511980      to        8.511980             662,218
 2009                                  67,724        8.161134      to        8.161134             552,702
 2008                                 108,544        6.074134      to        6.074134             659,311
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                                  13,291       14.642002      to       14.642002             194,607
 2011                                  13,024       12.359340      to       12.359340             160,963
 2010                                  16,614       13.525397      to       13.525397             224,704
 2009                                  13,232       10.684549      to       10.684549             141,383
 2008                                   8,975        7.489616      to        7.489616              67,217
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                  14,537        9.085135      to        9.085135             132,066
 2011                                  14,731        7.883945      to        7.883945             116,141
 2010                                  16,409        9.390573      to        9.390573             154,085
 2009                                  14,867        8.339156      to        8.339156             123,975
 2008                                  12,950        5.989175      to        5.989175              77,558
INVESCO V.I. CORE EQUITY FUND
 2012                                   1,369       17.528629      to       17.528629              24,003
 2011                                   1,792       15.391910      to       15.391910              27,575
 2010                                   1,922       15.401643      to       15.401643              29,604
 2009                                  10,348       14.058334      to       14.058334             145,476
 2008                                   8,448       10.957579      to       10.957579              92,574
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                                  45,713       10.681661      to       10.681661             488,287
 2011                                  43,003        9.245632      to        9.245632             397,586
 2010                                  30,228        9.913898      to        9.913898             299,678
 2009                                  17,117        8.784056      to        8.784056             150,360
 2008                                   2,858        6.495072      to        6.495072              18,560
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                                  24,757       18.762126      to       18.762126             464,496
 2011                                  27,223       16.909642      to       16.909642             460,336
 2010                                  18,814       18.061560      to       18.061560             339,805
 2009                                  22,012       15.827870      to       15.827870             348,409
 2008                                  24,768       12.155426      to       12.155426             301,070

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                             --      to         --       1.95%     to       1.95%      13.38%     to       13.38%
 2011                             --      to         --       2.18%     to       2.18%      (3.06)%    to       (3.06)%
 2010                             --      to         --       2.46%     to       2.46%      10.30%     to       10.30%
 2009                             --      to         --       1.05%     to       1.05%      24.45%     to       24.45%
 2008                             --      to         --         --      to         --      (28.23)%    to      (28.23)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                             --      to         --       1.41%     to       1.41%      14.19%     to       14.19%
 2011                             --      to         --       3.93%     to       3.93%     (19.44)%    to      (19.44)%
 2010                             --      to         --       2.81%     to       2.81%       4.30%     to        4.30%
 2009                             --      to         --       0.96%     to       0.96%      34.36%     to       34.36%
 2008                             --      to         --       0.86%     to       0.86%     (53.28)%    to      (53.28)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2012                             --      to         --       0.29%     to       0.29%      18.47%     to       18.47%
 2011                             --      to         --       0.23%     to       0.23%      (8.62)%    to       (8.62)%
 2010                             --      to         --       0.26%     to       0.26%      26.59%     to       26.59%
 2009                             --      to         --       0.69%     to       0.69%      42.66%     to       42.66%
 2008                             --      to         --       0.90%     to       0.90%     (35.75)%    to      (35.75)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                             --      to         --       1.44%     to       1.44%      15.24%     to       15.24%
 2011                             --      to         --       2.63%     to       2.63%     (16.04)%    to      (16.04)%
 2010                             --      to         --       1.81%     to       1.81%      12.61%     to       12.61%
 2009                             --      to         --       4.47%     to       4.47%      39.24%     to       39.24%
 2008                             --      to         --         --      to         --      (48.96)%    to      (48.96)%
INVESCO V.I. CORE EQUITY FUND
 2012                             --      to         --       0.95%     to       0.95%      13.88%     to       13.88%
 2011                             --      to         --       0.96%     to       0.96%      (0.06)%    to       (0.06)%
 2010                             --      to         --       0.28%     to       0.28%       9.56%     to        9.56%
 2009                             --      to         --       2.00%     to       2.00%      28.30%     to       28.30%
 2008                             --      to         --       6.56%     to       6.56%     (30.14)%    to      (30.14)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                             --      to         --       1.52%     to       1.52%      15.53%     to       15.53%
 2011                             --      to         --       1.45%     to       1.45%      (6.74)%    to       (6.74)%
 2010                             --      to         --       2.53%     to       2.53%      12.86%     to       12.86%
 2009                             --      to         --       2.34%     to       2.34%      35.24%     to       35.24%
 2008                             --      to         --       2.03%     to       2.03%     (37.17)%    to      (37.17)%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2012                             --      to         --       0.07%     to       0.07%      10.96%     to       10.96%
 2011                             --      to         --       0.30%     to       0.30%      (6.38)%    to       (6.38)%
 2010                             --      to         --       0.57%     to       0.57%      14.11%     to       14.11%
 2009                             --      to         --       1.32%     to       1.32%      30.21%     to       30.21%
 2008                             --      to         --       1.50%     to       1.50%     (28.52)%    to      (28.52)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                                  32,570      $15.606747      to      $15.606747            $508,312
 2011                                  41,088       13.702870      to       13.702870             563,024
 2010                                  28,790       13.803070      to       13.803070             397,391
 2009                                  26,624       10.738505      to       10.738505             285,907
 2008                                  10,798        8.853684      to        8.853684              95,599
INVESCO V.I. GLOBAL REAL
 ESTATE FUND
 2012                                   1,424       16.918723      to       16.918723              24,090
 2011                                   1,266       13.205405      to       13.205405              16,712
 2010                                     582       14.124702      to       14.124702               8,215
 2009                                      12       12.019804      to       12.019804                 145
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                                  12,190       12.310062      to       12.310062             150,062
 2011                                   6,743       11.091880      to       11.091880              74,789
ALLIANCEBERNSTEIN VPS REAL
 ESTATE INVESTMENT PORTFOLIO
 2012                                     970       22.307313      to       22.307313              21,644
 2011                                     848       18.461559      to       18.461559              15,647
 2010                                       1       16.976140      to       16.976140                  22
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                                   8,079       12.753310      to       12.753310             103,038
 2011                                   7,102       12.009540      to       12.009540              85,290
 2010                                   6,784       11.488176      to       11.488176              77,934
 2009                                   2,511       10.917046      to       10.917046              27,407
 2008                                   1,179        9.952373      to        9.952373              11,734
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                                  10,640       10.725138      to       10.725138             114,120
 2011                                   9,491        9.123412      to        9.123412              86,593
 2010                                   9,065        9.588656      to        9.588656              86,921
 2009                                   7,092        8.577912      to        8.577912              60,838
 2008                                      78        6.139312      to        6.139312                 477
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                                 471,276       18.489702      to       18.489702           8,713,756
 2011                                 479,103       15.913238      to       15.913238           7,624,078
 2010                                 492,126       15.709635      to       15.709635           7,731,121
 2009                                 495,984       13.963461      to       13.963461           6,925,655
 2008                                 525,250       11.262300      to       11.262300           5,915,517
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                                  86,811       16.842764      to       16.842764           1,462,135
 2011                                 101,998       14.789539      to       14.789539           1,508,504
 2010                                 104,296       14.924145      to       14.924145           1,556,523
 2009                                  96,321       13.286460      to       13.286460           1,279,769
 2008                                 113,475       10.382553      to       10.382553           1,178,159
AMERICAN FUNDS BOND FUND
 2012                                 218,712       14.884837      to       14.884837           3,255,490
 2011                                 245,005       14.125783      to       14.125783           3,460,892
 2010                                 276,581       13.313285      to       13.313285           3,682,204
 2009                                 286,348       12.507300      to       12.507300           3,581,446
 2008                                 197,764       11.107228      to       11.107228           2,196,607

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2012                             --      to         --         --      to         --       13.89%     to       13.89%
 2011                             --      to         --         --      to         --       (0.73)%    to       (0.73)%
 2010                             --      to         --         --      to         --       28.54%     to       28.54%
 2009                             --      to         --       0.22%     to       0.22%      21.29%     to       21.29%
 2008                             --      to         --         --      to         --      (31.31)%    to      (31.31)%
INVESCO V.I. GLOBAL REAL
 ESTATE FUND
 2012                             --      to         --       0.59%     to       0.59%      28.12%     to       28.12%
 2011                             --      to         --       5.21%     to       5.21%      (6.51)%    to       (6.51)%
 2010                             --      to         --       8.82%     to       8.82%      17.51%     to       17.51%
 2009                             --      to         --         --      to         --       20.20%     to       20.20%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND
 2012                             --      to         --       0.96%     to       0.96%      10.98%     to       10.98%
 2011                             --      to         --         --      to         --       10.92%     to       10.92%
ALLIANCEBERNSTEIN VPS REAL
 ESTATE INVESTMENT PORTFOLIO
 2012                             --      to         --       1.09%     to       1.09%      20.83%     to       20.83%
 2011                             --      to         --       1.52%     to       1.52%       8.75%     to        8.75%
 2010                             --      to         --         --      to         --       26.05%     to       26.05%
AMERICAN FUNDS GLOBAL BOND
 FUND
 2012                             --      to         --       2.24%     to       2.24%       6.19%     to        6.19%
 2011                             --      to         --       2.91%     to       2.91%       4.54%     to        4.54%
 2010                             --      to         --       4.03%     to       4.03%       5.23%     to        5.23%
 2009                             --      to         --       1.75%     to       1.75%       9.69%     to        9.69%
 2008                             --      to         --      23.70%     to      23.70%      (1.09)%    to       (1.09)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2012                             --      to         --       2.70%     to       2.70%      17.56%     to       17.56%
 2011                             --      to         --       2.77%     to       2.77%      (4.85)%    to       (4.85)%
 2010                             --      to         --       2.82%     to       2.82%      11.78%     to       11.78%
 2009                             --      to         --       3.54%     to       3.54%      39.72%     to       39.72%
 2008                             --      to         --       1.44%     to       1.44%     (39.78)%    to      (39.78)%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2012                             --      to         --       1.94%     to       1.94%      16.19%     to       16.19%
 2011                             --      to         --       1.87%     to       1.87%       1.30%     to        1.30%
 2010                             --      to         --       2.00%     to       2.00%      12.51%     to       12.51%
 2009                             --      to         --       2.35%     to       2.35%      23.98%     to       23.98%
 2008                             --      to         --       2.63%     to       2.63%     (29.51)%    to      (29.51)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2012                             --      to         --       1.97%     to       1.97%      13.88%     to       13.88%
 2011                             --      to         --       1.71%     to       1.71%      (0.90)%    to       (0.90)%
 2010                             --      to         --       1.83%     to       1.83%      12.33%     to       12.33%
 2009                             --      to         --       2.10%     to       2.10%      27.97%     to       27.97%
 2008                             --      to         --       2.01%     to       2.01%     (36.51)%    to      (36.51)%
AMERICAN FUNDS BOND FUND
 2012                             --      to         --       2.42%     to       2.42%       5.37%     to        5.37%
 2011                             --      to         --       2.95%     to       2.95%       6.10%     to        6.10%
 2010                             --      to         --       2.93%     to       2.93%       6.44%     to        6.44%
 2009                             --      to         --       3.74%     to       3.74%      12.61%     to       12.61%
 2008                             --      to         --       5.77%     to       5.77%      (9.35)%    to       (9.35)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                               1,356,739       $1.879328      to       $1.879328          $2,549,759
 2011                               1,351,546        1.533372      to        1.533372           2,072,422
 2010                               1,281,680        1.682911      to        1.682911           2,156,953
 2009                               1,386,157        1.506019      to        1.506019           2,087,579
 2008                               1,707,113        1.058316      to        1.058316           1,806,666
AMERICAN FUNDS GROWTH FUND
 2012                               7,739,408        1.386229      to        1.386229          10,728,593
 2011                               8,125,799        1.175863      to        1.175863           9,554,826
 2010                               8,239,283        1.228397      to        1.228397          10,121,112
 2009                               9,572,708        1.035048      to        1.035048           9,908,212
 2008                               9,741,491        0.742443      to        0.742443           7,232,502
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                               5,187,312        1.607139      to        1.607139           8,336,731
 2011                               5,366,754        1.367989      to        1.367989           7,341,660
 2010                               5,633,387        1.393495      to        1.393495           7,850,095
 2009                               6,376,352        1.250601      to        1.250601           7,974,272
 2008                               6,742,677        0.952901      to        0.952901           6,425,104
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                                 228,371       23.413424      to       23.413424           5,346,949
 2011                                 240,265       19.857580      to       19.857580           4,771,079
 2010                                 218,446       23.080421      to       23.080421           5,041,834
 2009                                 240,056       21.523685      to       21.523685           5,166,899
 2008                                 242,112       15.043908      to       15.043908           3,642,306
AMERICAN FUNDS NEW WORLD FUND
 2012                                  53,333       32.197536      to       32.197536           1,717,180
 2011                                  60,717       27.327395      to       27.327395           1,659,226
 2010                                  55,408       31.756414      to       31.756414           1,759,546
 2009                                  51,072       26.941235      to       26.941235           1,375,955
 2008                                  63,446       18.002579      to       18.002579           1,142,194
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                               1,597,938        2.164794      to        2.164794           3,459,207
 2011                               1,623,138        1.831808      to        1.831808           2,973,277
 2010                               1,557,712        2.265511      to        2.265511           3,529,015
 2009                               1,572,124        1.850714      to        1.850714           2,909,553
 2008                               1,664,449        1.147402      to        1.147402           1,909,792
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2012                                 105,450        3.026411      to        3.026411             319,136
 2011                                 187,051        2.690584      to        2.690584             503,275
 2010                                 206,212        2.761290      to        2.761290             569,410
 2009                                 238,209        2.416579      to        2.416579             575,651
 2008                                 347,612        1.871681      to        1.871681             650,618
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2012                               2,086,737        3.409746      to       12.688792           7,147,429
 2011                               2,308,759        2.906674      to       10.840042           6,736,785
 2010                               2,654,871        2.878704      to       10.769489           7,666,053
 2009                               2,895,355        2.499987      to        9.371563           7,255,239
 2008                               3,357,162        1.919982      to        7.215315           6,455,706

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                             --      to         --       0.94%     to       0.94%      22.56%     to       22.56%
 2011                             --      to         --       1.33%     to       1.33%      (8.89)%    to       (8.89)%
 2010                             --      to         --       1.48%     to       1.48%      11.75%     to       11.75%
 2009                             --      to         --       1.36%     to       1.36%      42.30%     to       42.30%
 2008                             --      to         --       1.86%     to       1.86%     (38.39)%    to      (38.39)%
AMERICAN FUNDS GROWTH FUND
 2012                             --      to         --       0.80%     to       0.80%      17.89%     to       17.89%
 2011                             --      to         --       0.62%     to       0.62%      (4.28)%    to       (4.28)%
 2010                             --      to         --       0.70%     to       0.70%      18.68%     to       18.68%
 2009                             --      to         --       0.67%     to       0.67%      39.41%     to       39.41%
 2008                             --      to         --       0.83%     to       0.83%     (43.97)%    to      (43.97)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                             --      to         --       1.64%     to       1.64%      17.48%     to       17.48%
 2011                             --      to         --       1.56%     to       1.56%      (1.83)%    to       (1.83)%
 2010                             --      to         --       1.44%     to       1.44%      11.43%     to       11.43%
 2009                             --      to         --       1.62%     to       1.62%      31.24%     to       31.24%
 2008                             --      to         --       1.79%     to       1.79%     (37.85)%    to      (37.85)%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                             --      to         --       1.50%     to       1.50%      17.91%     to       17.91%
 2011                             --      to         --       1.82%     to       1.82%     (13.96)%    to      (13.96)%
 2010                             --      to         --       2.03%     to       2.03%       7.23%     to        7.23%
 2009                             --      to         --       1.59%     to       1.59%      43.07%     to       43.07%
 2008                             --      to         --       1.89%     to       1.89%     (42.12)%    to      (42.12)%
AMERICAN FUNDS NEW WORLD FUND
 2012                             --      to         --       1.00%     to       1.00%      17.82%     to       17.82%
 2011                             --      to         --       1.73%     to       1.73%     (13.95)%    to      (13.95)%
 2010                             --      to         --       1.65%     to       1.65%      17.87%     to       17.87%
 2009                             --      to         --       1.41%     to       1.41%      49.65%     to       49.65%
 2008                             --      to         --       1.64%     to       1.64%     (42.37)%    to      (42.37)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                             --      to         --       1.34%     to       1.34%      18.18%     to       18.18%
 2011                             --      to         --       1.34%     to       1.34%     (19.14)%    to      (19.14)%
 2010                             --      to         --       1.73%     to       1.73%      22.41%     to       22.41%
 2009                             --      to         --       0.27%     to       0.27%      61.30%     to       61.30%
 2008                             --      to         --         --      to         --      (53.52)%    to      (53.52)%
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2012                             --      to         --       1.07%     to       1.07%      12.48%     to       12.48%
 2011                             --      to         --       1.92%     to       1.92%      (2.56)%    to       (2.56)%
 2010                             --      to         --       1.65%     to       1.65%      14.26%     to       14.26%
 2009                             --      to         --       2.06%     to       2.06%      29.11%     to       29.11%
 2008                             --      to         --       2.67%     to       2.67%     (28.72)%    to      (28.72)%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2012                             --      to         --       2.88%     to       3.08%      17.05%     to       17.31%
 2011                             --      to         --       2.30%     to       2.40%       0.66%     to        0.97%
 2010                             --      to         --       1.67%     to       1.82%      14.92%     to       15.15%
 2009                             --      to         --       2.10%     to       2.26%      29.88%     to       30.21%
 2008                             --      to         --       2.49%     to       4.01%     (42.81)%    to      (42.65)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2012                                   1,854      $10.736965      to      $10.736965             $19,911
 2011                                   1,589        9.385277      to        9.385277              14,918
 2010                                   1,290        9.388340      to        9.388340              12,111
 2009                                     918        7.579744      to        7.579744               6,956
 2008                                     319        5.923299      to        5.923299               1,887
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                                 138,624       14.321191      to       14.321191           1,985,254
 2011                                 143,956       12.330930      to       12.330930           1,775,110
 2010                                 173,780       12.684040      to       12.684040           2,204,237
 2009                                 202,903       10.847941      to       10.847941           2,201,081
 2008                                 151,720        8.007735      to        8.007735           1,214,935
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                                 240,713        2.396177      to        2.396177             576,790
 2011                                 261,693        1.984568      to        1.984568             519,348
 2010                                 308,332        2.395759      to        2.395759             738,688
 2009                                 336,085        2.118000      to        2.118000             711,829
 2008                                 373,477        1.673907      to        1.673907             625,165
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                                 129,660       15.275636      to       15.275636           1,980,631
 2011                                 124,230       13.333878      to       13.333878           1,656,474
 2010                                  94,201       14.957023      to       14.957023           1,408,962
 2009                                  89,791       11.633336      to       11.633336           1,044,570
 2008                                  72,124        8.324310      to        8.324310             600,381
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                   2,173       12.406724      to       12.406724              26,963
 2011                                   2,175        9.764119      to        9.764119              21,234
 2010                                   2,156       10.734145      to       10.734145              23,138
 2009                                   2,140        8.496440      to        8.496440              18,183
 2008                                     221        5.406483      to        5.406483               1,193
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                                     104       12.324435      to       12.324435               1,286
 2011                                     335       10.081559      to       10.081559               3,374
 2010                                     240       10.368529      to       10.368529               2,483
 2009                                     135        8.787986      to        8.787986               1,190
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2012                                     432       12.106372      to       12.106372               5,229
 2011                                       7       10.849651      to       10.849651                  75
 2010                                      16       10.896238      to       10.896238                 175
 2009                                     844        9.681661      to        9.681661               8,168
 2008                                     865        7.810650      to        7.810650               6,760
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                                  16,467       11.766118      to       11.766118             193,748
 2011                                  16,097       10.405993      to       10.405993             167,503
 2010                                  16,788       10.536819      to       10.536819             176,889
 2009                                  10,719        9.216289      to        9.216289              98,789
 2008                                   2,432        7.169550      to        7.169550              17,436

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2012                             --      to         --       0.39%     to       0.39%      14.40%     to       14.40%
 2011                             --      to         --       0.14%     to       0.14%      (0.03)%    to       (0.03)%
 2010                             --      to         --       0.04%     to       0.04%      23.86%     to       23.86%
 2009                             --      to         --       0.29%     to       0.29%      27.97%     to       27.97%
 2008                             --      to         --       4.18%     to       4.18%     (42.81)%    to      (42.81)%
FIDELITY VIP CONTRAFUND
 PORTFOLIO
 2012                             --      to         --       1.13%     to       1.13%      16.14%     to       16.14%
 2011                             --      to         --       0.70%     to       0.70%      (2.78)%    to       (2.78)%
 2010                             --      to         --       1.05%     to       1.05%      16.93%     to       16.93%
 2009                             --      to         --       1.27%     to       1.27%      35.47%     to       35.47%
 2008                             --      to         --       1.16%     to       1.16%     (42.69)%    to      (42.69)%
FIDELITY VIP OVERSEAS
 PORTFOLIO
 2012                             --      to         --       1.97%     to       1.97%      20.74%     to       20.74%
 2011                             --      to         --       1.34%     to       1.34%     (17.16)%    to      (17.16)%
 2010                             --      to         --       1.42%     to       1.42%      13.11%     to       13.11%
 2009                             --      to         --       2.18%     to       2.18%      26.53%     to       26.53%
 2008                             --      to         --       2.59%     to       2.59%     (43.81)%    to      (43.81)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                             --      to         --       0.41%     to       0.41%      14.56%     to       14.56%
 2011                             --      to         --       0.02%     to       0.02%     (10.85)%    to      (10.85)%
 2010                             --      to         --       0.13%     to       0.13%      28.57%     to       28.57%
 2009                             --      to         --       0.52%     to       0.52%      39.75%     to       39.75%
 2008                             --      to         --       0.25%     to       0.25%     (39.61)%    to      (39.61)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                             --      to         --       0.38%     to       0.38%      27.06%     to       27.06%
 2011                             --      to         --       0.77%     to       0.77%      (9.04)%    to       (9.04)%
 2010                             --      to         --       0.31%     to       0.31%      26.34%     to       26.34%
 2009                             --      to         --       0.41%     to       0.41%      57.15%     to       57.15%
 2008                             --      to         --       4.91%     to       4.91%     (48.44)%    to      (48.44)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                             --      to         --       0.18%     to       0.18%      22.25%     to       22.25%
 2011                             --      to         --         --      to         --       (2.77)%    to       (2.77)%
 2010                             --      to         --       0.17%     to       0.17%      17.99%     to       17.99%
 2009                             --      to         --       0.05%     to       0.05%      35.79%     to       35.79%
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2012                             --      to         --       2.74%     to       2.74%      11.58%     to       11.58%
 2011                             --      to         --       0.82%     to       0.82%      (0.43)%    to       (0.43)%
 2010                             --      to         --       0.12%     to       0.12%      12.55%     to       12.55%
 2009                             --      to         --       3.88%     to       3.88%      23.96%     to       23.96%
 2008                             --      to         --      63.75%     to      63.75%     (23.92)%    to      (23.92)%
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2012                             --      to         --       1.84%     to       1.84%      13.07%     to       13.07%
 2011                             --      to         --       1.94%     to       1.94%      (1.24)%    to       (1.24)%
 2010                             --      to         --       2.28%     to       2.28%      14.33%     to       14.33%
 2009                             --      to         --       3.72%     to       3.72%      28.55%     to       28.55%
 2008                             --      to         --      44.46%     to      44.46%     (30.88)%    to      (30.88)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                                  31,731      $11.412628      to      $11.412628            $362,136
 2011                                  29,583        9.908391      to        9.908391             293,121
 2010                                  29,045       10.196865      to       10.196865             296,164
 2009                                  29,021        8.798777      to        8.798777             255,353
 2008                                   3,358        6.707483      to        6.707483              22,524
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                                   1,728       13.916517      to       13.916517              24,053
 2011                                   1,693       12.624600      to       12.624600              21,377
 2010                                     239       12.086384      to       12.086384               2,891
 2009                                      50       11.064938      to       11.064938                 558
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                                   4,542       15.991465      to       15.991465              72,633
 2011                                   3,372       14.282970      to       14.282970              48,165
 2010                                   1,914       13.474687      to       13.474687              25,794
 2009                                      13       11.169012      to       11.169012                 145
FRANKLIN INCOME SECURITIES
 FUND
 2012                                  91,707       14.716926      to       14.716926           1,349,646
 2011                                  92,275       13.064004      to       13.064004           1,205,480
 2010                                  85,058       12.759824      to       12.759824           1,085,327
 2009                                 159,450       11.324722      to       11.324722           1,805,725
 2008                                 172,664        8.351913      to        8.351913           1,442,072
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                                   3,529       12.626194      to       12.626194              44,560
 2011                                   3,096       11.390200      to       11.390200              35,262
 2010                                   2,180       11.968326      to       11.968326              26,093
 2009                                     690        9.377872      to        9.377872               6,472
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                                  41,287       23.643948      to       23.643948             976,179
 2011                                  46,174       19.971648      to       19.971648             922,172
 2010                                  46,565       20.751900      to       20.751900             966,309
 2009                                  50,216       16.184436      to       16.184436             812,718
 2008                                  62,367       12.530774      to       12.530774             781,509
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                                  52,986       14.439420      to       14.439420             765,093
 2011                                  53,448       12.764539      to       12.764539             682,245
 2010                                  59,584       12.419716      to       12.419716             740,014
 2009                                  43,239       11.167863      to       11.167863             482,882
 2008                                   7,625        8.855462      to        8.855462              67,524
MUTUAL SHARES SECURITIES FUND
 2012                                  85,955       17.290820      to       17.290820           1,486,229
 2011                                  93,465       15.135026      to       15.135026           1,414,592
 2010                                  89,384       15.294362      to       15.294362           1,367,067
 2009                                 105,628       13.754639      to       13.754639           1,452,880
 2008                                  99,913       10.912235      to       10.912235           1,090,276

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2012                             --      to         --       2.01%     to       2.01%      15.18%     to       15.18%
 2011                             --      to         --       1.91%     to       1.91%      (2.83)%    to       (2.83)%
 2010                             --      to         --       1.87%     to       1.87%      15.89%     to       15.89%
 2009                             --      to         --       2.46%     to       2.46%      31.18%     to       31.18%
 2008                             --      to         --      35.96%     to      35.96%     (35.90)%    to      (35.90)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2012                             --      to         --       2.92%     to       2.92%      10.23%     to       10.23%
 2011                             --      to         --       5.68%     to       5.68%       4.45%     to        4.45%
 2010                             --      to         --       4.97%     to       4.97%       9.23%     to        9.23%
 2009                             --      to         --         --      to         --       10.65%     to       10.65%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2012                             --      to         --       1.79%     to       1.79%      11.96%     to       11.96%
 2011                             --      to         --       1.40%     to       1.40%       6.00%     to        6.00%
 2010                             --      to         --       1.80%     to       1.80%      20.64%     to       20.64%
 2009                             --      to         --         --      to         --       11.69%     to       11.69%
FRANKLIN INCOME SECURITIES
 FUND
 2012                             --      to         --       6.73%     to       6.73%      12.65%     to       12.65%
 2011                             --      to         --       5.73%     to       5.73%       2.38%     to        2.38%
 2010                             --      to         --       6.42%     to       6.42%      12.67%     to       12.67%
 2009                             --      to         --       8.03%     to       8.03%      35.59%     to       35.59%
 2008                             --      to         --       5.34%     to       5.34%     (29.66)%    to      (29.66)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                             --      to         --         --      to         --       10.85%     to       10.85%
 2011                             --      to         --         --      to         --       (4.83)%    to       (4.83)%
 2010                             --      to         --         --      to         --       27.62%     to       27.62%
 2009                             --      to         --         --      to         --       43.58%     to       43.58%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                             --      to         --       0.81%     to       0.81%      18.39%     to       18.39%
 2011                             --      to         --       0.70%     to       0.70%      (3.76)%    to       (3.76)%
 2010                             --      to         --       0.71%     to       0.71%      28.22%     to       28.22%
 2009                             --      to         --       1.64%     to       1.64%      29.16%     to       29.16%
 2008                             --      to         --       1.18%     to       1.18%     (33.02)%    to      (33.02)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                             --      to         --       7.03%     to       7.03%      13.12%     to       13.12%
 2011                             --      to         --       6.27%     to       6.27%       2.78%     to        2.78%
 2010                             --      to         --       4.31%     to       4.31%      11.21%     to       11.21%
 2009                             --      to         --       6.78%     to       6.78%      26.11%     to       26.11%
 2008                             --      to         --         --      to         --      (13.27)%    to      (13.27)%
MUTUAL SHARES SECURITIES FUND
 2012                             --      to         --       2.10%     to       2.10%      14.24%     to       14.24%
 2011                             --      to         --       2.37%     to       2.37%      (1.04)%    to       (1.04)%
 2010                             --      to         --       1.52%     to       1.52%      11.19%     to       11.19%
 2009                             --      to         --       1.92%     to       1.92%      26.05%     to       26.05%
 2008                             --      to         --       2.91%     to       2.91%     (37.11)%    to      (37.11)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                                  17,998      $10.055992      to      $10.055992            $180,983
 2011                                  12,184        8.867469      to        8.867469             108,040
 2010                                   5,213       10.515299      to       10.515299              54,816
 2009                                   3,284        8.924175      to        8.924175              29,305
 2008                                     771        5.148877      to        5.148877               3,970
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                                  17,711       10.189225      to       10.189225             180,462
 2011                                  17,632        8.617940      to        8.617940             151,955
 2010                                  13,136        9.643395      to        9.643395             126,678
 2009                                   5,594        8.895624      to        8.895624              49,765
 2008                                     574        6.491152      to        6.491152               3,728
TEMPLETON GROWTH SECURITIES
 FUND
 2012                                  18,082       10.934682      to       10.934682             197,716
 2011                                  18,592        9.031951      to        9.031951             167,920
 2010                                  19,417        9.709116      to        9.709116             188,520
 2009                                  22,630        9.040690      to        9.040690             204,591
 2008                                  10,199        6.895852      to        6.895852              70,328
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                                  97,425       13.894317      to       13.894317           1,353,650
 2011                                  96,629       12.257024      to       12.257024           1,184,385
 2010                                  66,093       12.630777      to       12.630777             834,807
 2009                                  57,113       11.281734      to       11.281734             644,331
 2008                                  46,906        9.148724      to        9.148724             429,129
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                                   1,100       11.785548      to       11.785548              12,969
 2011                                     355       10.786324      to       10.786324               3,834
 2010                                     406       11.330548      to       11.330548               4,601
 2009                                     339        9.751412      to        9.751412               3,309
 2008                                      32        7.333637      to        7.333637                 233
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                                 110,698       18.113279      to       18.113279           2,005,102
 2011                                 111,762       15.741644      to       15.741644           1,759,325
 2010                                  98,689       15.879928      to       15.879928           1,567,172
 2009                                  89,531       13.875288      to       13.875288           1,242,273
 2008                                  52,699       11.691131      to       11.691131             616,114
HARTFORD BALANCED HLS FUND+
 2012                               2,043,777        3.883754      to        3.883754           7,937,529
 2011                               2,239,351        3.466961      to        3.466961           7,763,744
 2010                               2,479,868        3.403787      to        3.403787           8,440,943
 2009                               3,006,670        3.035419      to        3.035419           9,126,504
 2008                               3,390,003        2.329770      to        2.329770           7,897,927
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                               4,117,710        3.249430      to        3.249430          13,380,211
 2011                               4,409,718        3.021675      to        3.021675          13,324,736
 2010                               4,619,542        2.824228      to        2.824228          13,046,639
 2009                               4,738,370        2.626884      to        2.626884          12,447,149
 2008                               5,114,992        2.284046      to        2.284046          11,682,877

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                             --      to         --       1.58%     to       1.58%      13.40%     to       13.40%
 2011                             --      to         --       1.24%     to       1.24%     (15.67)%    to      (15.67)%
 2010                             --      to         --       1.61%     to       1.61%      17.83%     to       17.83%
 2009                             --      to         --       2.35%     to       2.35%      73.32%     to       73.32%
 2008                             --      to         --         --      to         --      (48.20)%    to      (48.20)%
TEMPLETON FOREIGN SECURITIES
 FUND
 2012                             --      to         --       3.01%     to       3.01%      18.23%     to       18.23%
 2011                             --      to         --       1.69%     to       1.69%     (10.63)%    to      (10.63)%
 2010                             --      to         --       1.64%     to       1.64%       8.41%     to        8.41%
 2009                             --      to         --       1.00%     to       1.00%      37.04%     to       37.04%
 2008                             --      to         --         --      to         --      (37.48)%    to      (37.48)%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                             --      to         --       2.07%     to       2.07%      21.07%     to       21.07%
 2011                             --      to         --       1.41%     to       1.41%      (6.97)%    to       (6.97)%
 2010                             --      to         --       1.56%     to       1.56%       7.39%     to        7.39%
 2009                             --      to         --       3.40%     to       3.40%      31.10%     to       31.10%
 2008                             --      to         --       1.71%     to       1.71%     (42.32)%    to      (42.32)%
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2012                             --      to         --       2.70%     to       2.70%      13.36%     to       13.36%
 2011                             --      to         --       2.42%     to       2.42%      (2.96)%    to       (2.96)%
 2010                             --      to         --       1.30%     to       1.30%      11.96%     to       11.96%
 2009                             --      to         --       1.18%     to       1.18%      23.32%     to       23.32%
 2008                             --      to         --       2.10%     to       2.10%     (28.46)%    to      (28.46)%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2012                             --      to         --         --      to         --        9.26%     to        9.26%
 2011                             --      to         --         --      to         --       (4.80)%    to       (4.80)%
 2010                             --      to         --         --      to         --       16.19%     to       16.19%
 2009                             --      to         --         --      to         --       32.97%     to       32.97%
 2008                             --      to         --         --      to         --      (32.83)%    to      (32.83)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                             --      to         --       6.39%     to       6.39%      15.07%     to       15.07%
 2011                             --      to         --       5.57%     to       5.57%      (0.87)%    to       (0.87)%
 2010                             --      to         --       1.34%     to       1.34%      14.45%     to       14.45%
 2009                             --      to         --      13.69%     to      13.69%      18.68%     to       18.68%
 2008                             --      to         --       4.31%     to       4.31%       6.21%     to        6.21%
HARTFORD BALANCED HLS FUND+
 2012                             --      to         --       2.94%     to       2.94%      12.02%     to       12.02%
 2011                             --      to         --       1.65%     to       1.65%       1.86%     to        1.86%
 2010                             --      to         --       1.38%     to       1.38%      12.14%     to       12.14%
 2009                             --      to         --       2.25%     to       2.25%      30.29%     to       30.29%
 2008                             --      to         --       3.07%     to       3.07%     (31.64)%    to      (31.64)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                             --      to         --       4.09%     to       4.09%       7.54%     to        7.54%
 2011                             --      to         --       0.22%     to       0.22%       6.99%     to        6.99%
 2010                             --      to         --       4.10%     to       4.10%       7.51%     to        7.51%
 2009                             --      to         --       3.91%     to       3.91%      15.01%     to       15.01%
 2008                             --      to         --       6.52%     to       6.52%      (7.63)%    to       (7.63)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                               3,364,540       $7.429092      to       $7.429092         $24,995,477
 2011                               3,671,166        6.277831      to        6.277831          23,046,960
 2010                               4,091,435        7.085992      to        7.085992          28,991,875
 2009                               4,375,136        6.082370      to        6.082370          26,611,194
 2008                               4,802,282        4.175508      to        4.175508          20,051,966
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                               2,036,294        4.833961      to        4.833961           9,843,364
 2011                               2,345,958        4.255526      to        4.255526           9,983,284
 2010                               2,557,073        4.200184      to        4.200184          10,740,176
 2009                               2,711,783        3.710229      to        3.710229          10,061,335
 2008                               3,069,021        2.975883      to        2.975883           9,133,048
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                   2,015       10.795248      to       11.038466              21,939
 2011                                   1,838        9.118201      to        9.323636              16,886
 2010                                   1,503       10.051239      to       10.277704              15,159
 2009                                  11,943        8.664032      to        8.859237             103,486
 2008                                     592        6.096042      to        6.096042               3,606
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                                  13,862        1.265101      to        1.265101              17,537
 2011                                  30,544        1.025151      to        1.025151              31,313
 2010                                  15,517        1.190460      to        1.190460              18,473
 2009                                  16,543        1.041982      to        1.041982              17,237
 2008                                   7,087        0.768187      to        0.768187               5,444
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                                 522,152        1.778319      to        1.778319             928,553
 2011                                 679,071        1.511927      to        1.511927           1,026,706
 2010                                 653,762        1.494683      to        1.494683             977,167
 2009                                 658,789        1.310608      to        1.310608             863,414
 2008                                 606,478        1.043087      to        1.043087             632,610
HARTFORD GROWTH HLS FUND
 2012                                   2,239       11.498214      to       11.498214              25,748
 2011                                   1,963        9.709898      to        9.709898              19,060
 2010                                   1,550       10.664475      to       10.664475              16,530
 2009                                     305        8.934077      to        8.934077               2,720
 2008                                     174        6.655178      to        6.655178               1,160
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                                  51,468       22.876709      to       22.876709           1,177,407
 2011                                  51,934       18.033268      to       18.033268             936,543
 2010                                  47,613       19.789063      to       19.789063             942,219
 2009                                  47,835       16.832526      to       16.832526             805,189
 2008                                  36,548       12.987431      to       12.987431             474,670
HARTFORD HIGH YIELD HLS FUND
 2012                                  66,217       16.171602      to       16.171602           1,070,838
 2011                                  56,774       14.147003      to       14.147003             803,187
 2010                                  45,333       13.512623      to       13.512623             612,569
 2009                                   4,361       11.633875      to       11.633875              50,740
 2008                                     422        7.732285      to        7.732285               3,266

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                             --      to         --       1.49%     to       1.49%      18.34%     to       18.34%
 2011                             --      to         --       0.75%     to       0.75%     (11.41)%    to      (11.41)%
 2010                             --      to         --       0.77%     to       0.77%      16.50%     to       16.50%
 2009                             --      to         --       0.94%     to       0.94%      45.67%     to       45.67%
 2008                             --      to         --       1.80%     to       1.80%     (45.59)%    to      (45.59)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                             --      to         --       2.24%     to       2.24%      13.59%     to       13.59%
 2011                             --      to         --       2.06%     to       2.06%       1.32%     to        1.32%
 2010                             --      to         --       1.96%     to       1.96%      13.21%     to       13.21%
 2009                             --      to         --       2.24%     to       2.24%      24.68%     to       24.68%
 2008                             --      to         --       2.22%     to       2.22%     (32.43)%    to      (32.43)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                             --      to         --       1.14%     to       1.15%      18.39%     to       18.39%
 2011                             --      to         --       0.01%     to       0.02%      (9.28)%    to       (9.28)%
 2010                             --      to         --       0.79%     to       1.62%      16.01%     to       16.01%
 2009                             --      to         --       1.59%     to       5.69%      42.13%     to       42.13%
 2008                             --      to         --       1.15%     to       1.15%     (34.14)%    to      (34.14)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                             --      to         --       0.45%     to       0.45%      23.41%     to       23.41%
 2011                             --      to         --       0.05%     to       0.05%     (13.89)%    to      (13.89)%
 2010                             --      to         --       0.21%     to       0.21%      14.25%     to       14.25%
 2009                             --      to         --       1.27%     to       1.27%      35.64%     to       35.64%
 2008                             --      to         --       1.17%     to       1.17%     (52.46)%    to      (52.46)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                             --      to         --       1.55%     to       1.55%      17.62%     to       17.62%
 2011                             --      to         --       1.22%     to       1.22%       1.15%     to        1.15%
 2010                             --      to         --       1.39%     to       1.39%      14.05%     to       14.05%
 2009                             --      to         --       1.63%     to       1.63%      25.65%     to       25.65%
 2008                             --      to         --       1.26%     to       1.26%     (37.27)%    to      (37.27)%
HARTFORD GROWTH HLS FUND
 2012                             --      to         --         --      to         --       18.42%     to       18.42%
 2011                             --      to         --       0.17%     to       0.17%      (8.95)%    to       (8.95)%
 2010                             --      to         --       0.03%     to       0.03%      19.37%     to       19.37%
 2009                             --      to         --       0.75%     to       0.75%      34.24%     to       34.24%
 2008                             --      to         --       2.69%     to       2.69%     (37.64)%    to      (37.64)%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                             --      to         --         --      to         --       26.86%     to       26.86%
 2011                             --      to         --         --      to         --       (8.87)%    to       (8.87)%
 2010                             --      to         --       0.02%     to       0.02%      17.56%     to       17.56%
 2009                             --      to         --       0.55%     to       0.55%      29.61%     to       29.61%
 2008                             --      to         --       0.39%     to       0.39%     (45.66)%    to      (45.66)%
HARTFORD HIGH YIELD HLS FUND
 2012                             --      to         --       9.35%     to       9.35%      14.31%     to       14.31%
 2011                             --      to         --       8.90%     to       8.90%       4.69%     to        4.69%
 2010                             --      to         --       0.74%     to       0.74%      16.15%     to       16.15%
 2009                             --      to         --      25.97%     to      25.97%      50.46%     to       50.46%
 2008                             --      to         --      40.40%     to      40.40%     (25.51)%    to      (25.51)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2012                               2,253,273       $4.243608      to       $4.243608          $9,562,009
 2011                               2,629,483        3.670022      to        3.670022           9,650,260
 2010                               2,752,584        3.604734      to        3.604734           9,922,334
 2009                               2,968,401        3.141833      to        3.141833           9,326,219
 2008                               3,274,832        2.490602      to        2.490602           8,156,305
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                               1,651,871        3.424934      to        3.424934           5,657,548
 2011                               1,742,986        2.849479      to        2.849479           4,966,602
 2010                               1,817,668        3.312232      to        3.312232           6,020,539
 2009                               2,107,516        2.893130      to        2.893130           6,097,319
 2008                               2,403,471        2.167800      to        2.167800           5,210,245
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                                     480       12.388639      to       12.388639               5,949
 2011                                   1,187       10.691625      to       10.691625              12,691
 2010                                   1,624       10.814342      to       10.814342              17,560
 2009                                     968        8.594351      to        8.594351               8,320
 2008                                       5        5.812147      to        5.812147                  27
HARTFORD MIDCAP HLS FUND
 2012                                 735,022        4.818794      to        4.818794           3,541,919
 2011                                 769,835        4.034466      to        4.034466           3,105,872
 2010                                 869,246        4.381274      to        4.381274           3,808,405
 2009                                 955,020        3.549140      to        3.549140           3,389,498
 2008                               1,176,797        2.710162      to        2.710162           3,189,309
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                                  21,950       23.826006      to       23.826006             522,983
 2011                                  26,751       19.068102      to       19.068102             510,093
 2010                                  36,654       20.852684      to       20.852684             764,325
 2009                                  48,102       16.726572      to       16.726572             804,586
 2008                                  49,525       11.600671      to       11.600671             574,523
HARTFORD MONEY MARKET HLS
 FUND
 2012                               3,353,807        1.796639      to        1.796639           6,025,581
 2011                               4,081,970        1.796639      to        1.796639           7,333,826
 2010                               5,508,316        1.796639      to        1.796639           9,896,455
 2009                               5,805,399        1.796639      to        1.796639          10,430,207
 2008                               6,432,494        1.795505      to        1.795505          11,549,575
HARTFORD SMALL COMPANY HLS
 FUND
 2012                               1,362,166        2.712054      to        2.712054           3,694,268
 2011                               1,422,515        2.345264      to        2.345264           3,336,173
 2010                               1,660,089        2.426831      to        2.426831           4,028,754
 2009                               1,870,065        1.955060      to        1.955060           3,656,089
 2008                               1,986,777        1.512167      to        1.512167           3,004,339
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                                     375       15.383653      to       15.383653               5,775
 2011                                     542       13.104093      to       13.104093               7,099
 2010                                     713       12.920333      to       12.920333               9,215
 2009                                     176        9.461521      to        9.461521               1,669
 2008                                       7        6.988318      to        6.988318                  47

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2012                             --      to         --       1.93%     to       1.93%      15.63%     to       15.63%
 2011                             --      to         --       1.75%     to       1.75%       1.81%     to        1.81%
 2010                             --      to         --       1.69%     to       1.69%      14.73%     to       14.73%
 2009                             --      to         --       2.02%     to       2.02%      26.15%     to       26.15%
 2008                             --      to         --       2.06%     to       2.06%     (37.11)%    to      (37.11)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                             --      to         --       1.93%     to       1.93%      20.20%     to       20.20%
 2011                             --      to         --       0.05%     to       0.05%     (13.97)%    to      (13.97)%
 2010                             --      to         --       1.17%     to       1.17%      14.49%     to       14.49%
 2009                             --      to         --       1.96%     to       1.96%      33.46%     to       33.46%
 2008                             --      to         --       2.26%     to       2.26%     (42.25)%    to      (42.25)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                             --      to         --       0.19%     to       0.19%      15.87%     to       15.87%
 2011                             --      to         --         --      to         --       (1.13)%    to       (1.13)%
 2010                             --      to         --       0.84%     to       0.84%      25.83%     to       25.83%
 2009                             --      to         --       0.47%     to       0.47%      47.87%     to       47.87%
 2008                             --      to         --       7.34%     to       7.34%     (43.42)%    to      (43.42)%
HARTFORD MIDCAP HLS FUND
 2012                             --      to         --       0.84%     to       0.84%      19.44%     to       19.44%
 2011                             --      to         --       0.68%     to       0.68%      (7.92)%    to       (7.92)%
 2010                             --      to         --       0.25%     to       0.25%      23.45%     to       23.45%
 2009                             --      to         --       0.52%     to       0.52%      30.96%     to       30.96%
 2008                             --      to         --       0.52%     to       0.52%     (35.32)%    to      (35.32)%
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                             --      to         --       1.17%     to       1.17%      24.95%     to       24.95%
 2011                             --      to         --       0.01%     to       0.01%      (8.56)%    to       (8.56)%
 2010                             --      to         --       0.60%     to       0.60%      24.67%     to       24.67%
 2009                             --      to         --       0.82%     to       0.82%      44.19%     to       44.19%
 2008                             --      to         --       0.59%     to       0.59%     (40.21)%    to      (40.21)%
HARTFORD MONEY MARKET HLS
 FUND
 2012                             --      to         --         --      to         --          --      to          --
 2011                             --      to         --         --      to         --          --      to          --
 2010                             --      to         --         --      to         --          --      to          --
 2009                             --      to         --       0.07%     to       0.07%       0.06%     to        0.06%
 2008                             --      to         --       2.05%     to       2.05%       2.14%     to        2.14%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                             --      to         --         --      to         --       15.64%     to       15.64%
 2011                             --      to         --         --      to         --       (3.36)%    to       (3.36)%
 2010                             --      to         --         --      to         --       24.13%     to       24.13%
 2009                             --      to         --       0.01%     to       0.01%      29.29%     to       29.29%
 2008                             --      to         --       0.10%     to       0.10%     (40.60)%    to      (40.60)%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                             --      to         --         --      to         --       17.40%     to       17.40%
 2011                             --      to         --         --      to         --        1.42%     to        1.42%
 2010                             --      to         --         --      to         --       36.56%     to       36.56%
 2009                             --      to         --       0.10%     to       0.10%      35.39%     to       35.39%
 2008                             --      to         --       1.17%     to       1.17%     (34.45)%    to      (34.45)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2012                               2,832,615       $4.258413      to       $4.258413         $12,062,444
 2011                               3,023,015        3.722907      to        3.722907          11,254,405
 2010                               3,300,898        3.764066      to        3.764066          12,424,799
 2009                               3,585,633        3.278812      to        3.278812          11,756,616
 2008                               3,854,834        2.316588      to        2.316588           8,930,063
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                                 164,110       11.348975      to       11.619278           1,904,507
 2011                                 158,001       10.944490      to       11.205160           1,769,696
 2010                                 158,900       10.435767      to       10.684330           1,697,167
 2009                                 153,231       10.054446      to       10.293920           1,577,028
 2008                                 135,109        9.957373      to        9.957373           1,345,335
HARTFORD VALUE HLS FUND
 2012                                 201,503       11.733842      to       13.043194           2,547,836
 2011                                 215,744       10.030081      to       11.149316           2,334,197
 2010                                 229,735       10.230173      to       11.371742           2,534,529
 2009                                     840        8.921502      to        8.921502               7,498
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                       1       12.470624      to       12.470624                  10
 2011                                       2       11.277301      to       11.277301                  17
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                   1,716       13.932710      to       13.932710              23,915
 2011                                   1,611       12.389564      to       12.389564              19,965
 2010                                   3,285       12.365526      to       12.365526              40,624
 2009                                   4,283       10.774410      to       10.774410              46,142
 2008                                   8,463        8.730699      to        8.730699              73,884
LORD ABBETT BOND DEBENTURE
 FUND
 2012                                  28,773       14.942519      to       14.942519             429,945
 2011                                  28,285       13.278309      to       13.278309             375,581
 2010                                  20,465       12.720824      to       12.720824             260,332
 2009                                  18,861       11.326127      to       11.326127             213,616
 2008                                   5,219        8.432890      to        8.432890              44,014
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                                   3,391       11.754355      to       11.754355              39,854
 2011                                   5,812       10.486745      to       10.486745              60,951
 2010                                   5,508       11.165635      to       11.165635              61,502
 2009                                   7,269        9.509797      to        9.509797              69,125
 2008                                   7,944        7.998229      to        7.998229              63,540
MFS GROWTH SERIES
 2012                                   1,032       12.771368      to       12.771368              13,180
 2011                                   1,042       10.879807      to       10.879807              11,332
 2010                                      16       10.915241      to       10.915241                 179
 2009                                      11        9.463785      to        9.463785                 100
 2008                                       3        6.874012      to        6.874012                  21
MFS INVESTORS TRUST SERIES
 2012                                   1,945       14.309842      to       14.309842              27,832
 2011                                   1,692       12.006715      to       12.006715              20,311
 2010                                   1,327       12.274423      to       12.274423              16,286
 2009                                   2,078       11.048366      to       11.048366              22,962
 2008                                   4,252        8.706510      to        8.706510              37,021

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2012                             --      to         --       2.13%     to       2.13%      14.38%     to       14.38%
 2011                             --      to         --       1.36%     to       1.36%      (1.09)%    to       (1.09)%
 2010                             --      to         --       1.18%     to       1.18%      14.80%     to       14.80%
 2009                             --      to         --       1.61%     to       1.61%      41.54%     to       41.54%
 2008                             --      to         --       2.01%     to       2.01%     (43.13)%    to      (43.13)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                             --      to         --       2.78%     to       3.83%       3.70%     to        3.70%
 2011                             --      to         --       2.63%     to       3.42%       4.87%     to        4.87%
 2010                             --      to         --       4.44%     to       4.81%       3.79%     to        3.79%
 2009                             --      to         --       0.03%     to       0.04%       3.38%     to        3.38%
 2008                             --      to         --       8.02%     to       8.02%      (0.59)%    to       (0.59)%
HARTFORD VALUE HLS FUND
 2012                             --      to         --       2.34%     to       2.35%      16.99%     to       16.99%
 2011                             --      to         --       1.71%     to       1.74%      (1.96)%    to       (1.96)%
 2010                             --      to         --       1.24%     to       1.53%       8.66%     to       14.67%
 2009                             --      to         --       3.70%     to       3.70%      24.37%     to       24.37%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                             --      to         --       0.34%     to       0.34%      10.58%     to       10.58%
 2011                             --      to         --       0.32%     to       0.32%      (4.49)%    to       (4.49)%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                             --      to         --       3.24%     to       3.24%      12.46%     to       12.46%
 2011                             --      to         --       2.17%     to       2.17%       0.19%     to        0.19%
 2010                             --      to         --       2.75%     to       2.75%      14.77%     to       14.77%
 2009                             --      to         --       2.07%     to       2.07%      23.41%     to       23.41%
 2008                             --      to         --       6.17%     to       6.17%     (26.19)%    to      (26.19)%
LORD ABBETT BOND DEBENTURE
 FUND
 2012                             --      to         --       5.89%     to       5.89%      12.53%     to       12.53%
 2011                             --      to         --       6.19%     to       6.19%       4.38%     to        4.38%
 2010                             --      to         --       6.30%     to       6.30%      12.31%     to       12.31%
 2009                             --      to         --       7.96%     to       7.96%      34.31%     to       34.31%
 2008                             --      to         --      27.49%     to      27.49%     (18.23)%    to      (18.23)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                             --      to         --       0.68%     to       0.68%      12.09%     to       12.09%
 2011                             --      to         --       0.73%     to       0.73%      (6.08)%    to       (6.08)%
 2010                             --      to         --       0.50%     to       0.50%      17.41%     to       17.41%
 2009                             --      to         --       0.96%     to       0.96%      18.90%     to       18.90%
 2008                             --      to         --       1.24%     to       1.24%     (36.42)%    to      (36.42)%
MFS GROWTH SERIES
 2012                             --      to         --         --      to         --       17.39%     to       17.39%
 2011                             --      to         --       0.09%     to       0.09%      (0.32)%    to       (0.32)%
 2010                             --      to         --       0.11%     to       0.11%      15.34%     to       15.34%
 2009                             --      to         --       0.25%     to       0.25%      37.68%     to       37.68%
 2008                             --      to         --         --      to         --      (35.48)%    to      (35.48)%
MFS INVESTORS TRUST SERIES
 2012                             --      to         --       0.83%     to       0.83%      19.18%     to       19.18%
 2011                             --      to         --       1.00%     to       1.00%      (2.18)%    to       (2.18)%
 2010                             --      to         --       1.08%     to       1.08%      11.10%     to       11.10%
 2009                             --      to         --       2.47%     to       2.47%      26.90%     to       26.90%
 2008                             --      to         --         --      to         --      (33.08)%    to      (33.08)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2012                                   4,290      $23.151428      to      $23.151428             $99,331
 2011                                   7,166       19.097956      to       19.097956             136,851
 2010                                   6,346       21.283072      to       21.283072             135,067
 2009                                   5,667       15.610690      to       15.610690              88,469
 2008                                   3,456        9.566346      to        9.566346              33,065
MFS TOTAL RETURN SERIES
 2012                                 146,982       16.453635      to       16.453635           2,418,388
 2011                                 145,466       14.788967      to       14.788967           2,151,284
 2010                                 141,392       14.531519      to       14.531519           2,054,641
 2009                                 141,364       13.218935      to       13.218935           1,868,683
 2008                                 128,044       11.199735      to       11.199735           1,434,061
MFS VALUE SERIES
 2012                                  62,662       11.692087      to       11.692087             732,645
 2011                                  62,046       10.056780      to       10.056780             623,987
 2010                                  60,429       10.087285      to       10.087285             609,560
 2009                                  47,685        9.044166      to        9.044166             431,276
 2008                                   4,115        7.370068      to        7.370068              30,325
MFS RESEARCH BOND SERIES
 2012                                  70,047       13.858526      to       13.858526             970,755
 2011                                  60,585       12.909590      to       12.909590             782,126
 2010                                  44,273       12.093730      to       12.093730             535,420
 2009                                  17,249       11.253639      to       11.253639             194,108
UIF MID CAP GROWTH PORTFOLIO
 2012                                   8,846       12.387060      to       12.387060             109,570
 2011                                   8,003       11.417730      to       11.417730              91,380
 2010                                   7,822       12.300233      to       12.300233              96,212
 2009                                  10,160        9.299431      to        9.299431              94,479
 2008                                   1,325        5.909437      to        5.909437               7,832
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                  13,137       12.648529      to       12.648529             166,162
 2011                                  11,643       10.803724      to       10.803724             125,785
 2010                                  12,785       10.715150      to       10.715150             136,991
 2009                                  18,523        8.769934      to        8.769934             162,450
 2008                                  15,863        6.302084      to        6.302084              99,972
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                                  11,608       12.252275      to       12.252275             142,221
 2011                                   9,896       10.765893      to       10.765893             106,540
 2010                                  10,954       10.915899      to       10.915899             119,575
 2009                                  10,705       10.001462      to       10.001462             107,064
 2008                                  10,828        6.938164      to        6.938164              75,123
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                                  22,932       14.194061      to       14.194061             325,498
 2011                                  26,014       11.735440      to       11.735440             305,281
 2010                                  26,697       12.829306      to       12.829306             342,501
 2009                                  25,084       11.088193      to       11.088193             278,136
 2008                                  42,722        7.956807      to        7.956807             339,930

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2012                             --      to         --         --      to         --       21.22%     to       21.22%
 2011                             --      to         --         --      to         --      (10.27)%    to      (10.27)%
 2010                             --      to         --         --      to         --       36.34%     to       36.34%
 2009                             --      to         --         --      to         --       63.18%     to       63.18%
 2008                             --      to         --         --      to         --      (39.33)%    to      (39.33)%
MFS TOTAL RETURN SERIES
 2012                             --      to         --       2.77%     to       2.77%      11.26%     to       11.26%
 2011                             --      to         --       2.61%     to       2.61%       1.77%     to        1.77%
 2010                             --      to         --       2.73%     to       2.73%       9.93%     to        9.93%
 2009                             --      to         --       3.63%     to       3.63%      18.03%     to       18.03%
 2008                             --      to         --       3.22%     to       3.22%     (22.13)%    to      (22.13)%
MFS VALUE SERIES
 2012                             --      to         --       1.64%     to       1.64%      16.26%     to       16.26%
 2011                             --      to         --       1.55%     to       1.55%      (0.30)%    to       (0.30)%
 2010                             --      to         --       1.41%     to       1.41%      11.53%     to       11.53%
 2009                             --      to         --       1.06%     to       1.06%      22.72%     to       22.72%
 2008                             --      to         --         --      to         --      (30.19)%    to      (30.19)%
MFS RESEARCH BOND SERIES
 2012                             --      to         --       2.87%     to       2.87%       7.35%     to        7.35%
 2011                             --      to         --       3.01%     to       3.01%       6.75%     to        6.75%
 2010                             --      to         --       2.79%     to       2.79%       7.47%     to        7.47%
 2009                             --      to         --         --      to         --       16.16%     to       16.16%
UIF MID CAP GROWTH PORTFOLIO
 2012                             --      to         --         --      to         --        8.49%     to        8.49%
 2011                             --      to         --       0.24%     to       0.24%      (7.17)%    to       (7.17)%
 2010                             --      to         --         --      to         --       32.27%     to       32.27%
 2009                             --      to         --         --      to         --       57.37%     to       57.37%
 2008                             --      to         --       0.08%     to       0.08%     (44.99)%    to      (44.99)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                             --      to         --       0.68%     to       0.68%      17.08%     to       17.08%
 2011                             --      to         --       0.62%     to       0.62%       0.83%     to        0.83%
 2010                             --      to         --       0.92%     to       0.92%      22.18%     to       22.18%
 2009                             --      to         --       1.24%     to       1.24%      39.16%     to       39.16%
 2008                             --      to         --       0.64%     to       0.64%     (41.42)%    to      (41.42)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                             --      to         --       0.42%     to       0.42%      13.81%     to       13.81%
 2011                             --      to         --       0.11%     to       0.11%      (1.37)%    to       (1.37)%
 2010                             --      to         --         --      to         --        9.14%     to        9.14%
 2009                             --      to         --       0.01%     to       0.01%      44.15%     to       44.15%
 2008                             --      to         --         --      to         --      (45.66)%    to      (45.66)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                             --      to         --       1.92%     to       1.92%      20.95%     to       20.95%
 2011                             --      to         --       1.02%     to       1.02%      (8.53)%    to       (8.53)%
 2010                             --      to         --       1.15%     to       1.15%      15.70%     to       15.70%
 2009                             --      to         --       1.88%     to       1.88%      39.36%     to       39.36%
 2008                             --      to         --       1.25%     to       1.25%     (40.33)%    to      (40.33)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                                   7,803      $13.101818      to      $13.101818            $102,237
 2011                                   1,631       11.235715      to       11.235715              18,328
 2010                                   1,579       11.271167      to       11.271167              17,802
 2009                                   1,520        9.731208      to        9.731208              14,796
 2008                                   1,231        7.602822      to        7.602822               9,361
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                                   6,653       13.228057      to       13.228057              88,008
 2011                                   7,070       11.241671      to       11.241671              79,483
 2010                                   7,066       11.516057      to       11.516057              81,377
 2009                                   9,854        9.358432      to        9.358432              92,214
 2008                                   1,801        6.836775      to        6.836775              12,312
OPPENHEIMER VALUE FUND/ VA
 2012                                     343       10.650191      to       10.650191               3,652
 2011                                     443        9.417715      to        9.417715               4,168
 2010                                     304        9.859710      to        9.859710               3,000
 2009                                     150        8.588256      to        8.588256               1,289
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                                  30,483       13.593368      to       28.400397             438,668
 2011                                  32,098       12.188642      to       25.400730             420,536
 2010                                  31,522       12.587405      to       26.192973             445,128
 2009                                  28,302       11.171885      to       23.175409             361,626
 2008                                   8,904        7.191250      to       14.968756             100,902
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                  15,687       12.348492      to       35.209669             549,524
 2011                                  18,379       10.813222      to       30.751053             557,205
 2010                                  20,550       10.858668      to       30.806593             627,328
 2009                                  22,366        9.467980      to       26.783076             595,953
 2008                                  28,550       19.786145      to       19.786145             564,898
PUTNAM VT GLOBAL EQUITY FUND
 2012                                  79,793       29.391653      to       29.391653           2,345,255
 2011                                  88,527       24.381165      to       24.381165           2,158,396
 2010                                 107,048       25.604302      to       25.604302           2,740,886
 2009                                 111,588       23.229823      to       23.229823           2,592,168
 2008                                 136,447       17.847130      to       17.847130           2,435,191
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                                 142,238       14.962585      to       36.716590           5,210,268
 2011                                 156,759       12.559145      to       30.742591           4,809,930
 2010                                 184,107       13.170377      to       32.170965           5,914,349
 2009                                 197,650       11.514849      to       28.044583           5,529,076
 2008                                 228,621        8.870392      to       21.545827           4,915,749
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                                   4,885       18.791048      to       18.791048              91,789
 2011                                   5,208       15.330913      to       15.330913              79,838
 2010                                   7,037       15.468968      to       15.468968             108,855
 2009                                   7,331       15.065962      to       15.065962             110,448
 2008                                   9,129       11.913774      to       11.913774             108,756

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 FUND/VA
 2012                             --      to         --       0.86%     to       0.86%      16.61%     to       16.61%
 2011                             --      to         --       0.58%     to       0.58%      (0.31)%    to       (0.31)%
 2010                             --      to         --       0.87%     to       0.87%      15.83%     to       15.83%
 2009                             --      to         --       1.47%     to       1.47%      28.00%     to       28.00%
 2008                             --      to         --       1.12%     to       1.12%     (38.63)%    to      (38.63)%
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                             --      to         --       0.32%     to       0.32%      17.67%     to       17.67%
 2011                             --      to         --       0.37%     to       0.37%      (2.38)%    to       (2.38)%
 2010                             --      to         --       0.44%     to       0.44%      23.06%     to       23.06%
 2009                             --      to         --       0.20%     to       0.20%      36.88%     to       36.88%
 2008                             --      to         --         --      to         --      (35.18)%    to      (35.18)%
OPPENHEIMER VALUE FUND/ VA
 2012                             --      to         --       1.14%     to       1.14%      13.09%     to       13.09%
 2011                             --      to         --       0.79%     to       0.79%      (4.48)%    to       (4.48)%
 2010                             --      to         --       0.74%     to       0.74%      14.81%     to       14.81%
 2009                             --      to         --       0.80%     to       0.80%      32.57%     to       32.57%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                             --      to         --       5.71%     to       6.50%      11.52%     to       11.81%
 2011                             --      to         --       9.68%     to      12.58%      (3.17)%    to       (3.02)%
 2010                             --      to         --      10.71%     to      14.16%      12.67%     to       13.02%
 2009                             --      to         --       4.88%     to       7.27%      54.83%     to       55.35%
 2008                             --      to         --       6.24%     to       6.24%     (31.00)%    to      (29.96)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                             --      to         --       0.76%     to       1.01%      14.20%     to       14.50%
 2011                             --      to         --       3.89%     to       4.72%      (0.42)%    to       (0.18)%
 2010                             --      to         --       4.56%     to       5.88%      14.69%     to       15.02%
 2009                             --      to         --       0.59%     to       6.61%      35.21%     to       35.36%
 2008                             --      to         --       4.09%     to       4.09%     (33.16)%    to      (33.16)%
PUTNAM VT GLOBAL EQUITY FUND
 2012                             --      to         --       1.90%     to       1.90%      20.55%     to       20.55%
 2011                             --      to         --       2.27%     to       2.27%      (4.78)%    to       (4.78)%
 2010                             --      to         --       2.41%     to       2.41%      10.22%     to       10.22%
 2009                             --      to         --       0.19%     to       0.19%      30.16%     to       30.16%
 2008                             --      to         --       2.79%     to       2.79%     (45.24)%    to      (45.24)%
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                             --      to         --       1.63%     to       1.98%      19.14%     to       19.43%
 2011                             --      to         --       1.22%     to       1.54%      (4.64)%    to       (4.44)%
 2010                             --      to         --       1.76%     to       2.02%      14.38%     to       14.71%
 2009                             --      to         --       2.61%     to       3.09%      29.81%     to       30.16%
 2008                             --      to         --       2.09%     to       2.57%     (38.70)%    to      (38.57)%
PUTNAM VT GLOBAL HEALTH CARE
 FUND
 2012                             --      to         --       1.52%     to       1.52%      22.57%     to       22.57%
 2011                             --      to         --       1.25%     to       1.25%      (0.89)%    to       (0.89)%
 2010                             --      to         --       2.13%     to       2.13%       2.68%     to        2.68%
 2009                             --      to         --         --      to         --       26.46%     to       26.46%
 2008                             --      to         --         --      to         --      (16.90)%    to      (16.90)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2012                                  54,996      $21.165414      to      $39.207905          $2,139,373
 2011                                  60,668       18.244699      to       33.700697           2,028,511
 2010                                  74,372       17.930173      to       33.089518           2,442,790
 2009                                  95,471       15.722517      to       28.889334           2,739,211
 2008                                 106,259       10.468992      to       19.219456           2,026,702
PUTNAM VT INCOME FUND
 2012                                  72,653       16.678880      to       32.470755           2,353,258
 2011                                  73,304       15.060896      to       29.236133           2,138,837
 2010                                  95,931       14.343729      to       27.802373           2,625,903
 2009                                 104,614       13.055246      to       25.224094           2,575,175
 2008                                 119,913        8.902167      to       17.133269           2,017,784
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                   3,051        8.440439      to       17.192665              51,952
 2011                                   3,278        6.935285      to       14.115362              45,928
 2010                                   3,463        8.043728      to       16.321304              56,238
 2009                                   4,477        7.508868      to       15.194392              67,896
 2008                                   4,665       12.021934      to       12.021934              56,082
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                                  81,851       16.633499      to       17.234398           1,408,481
 2011                                  93,648       13.643423      to       14.102062           1,318,793
 2010                                  97,369       16.424598      to       16.931002           1,646,496
 2009                                 102,437       14.046254      to       14.928049           1,570,405
 2008                                 131,831       11.236998      to       11.977464           1,618,107
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                                     772       17.464541      to       17.464541              13,484
 2011                                     900       14.405383      to       14.405383              12,963
 2010                                   1,007       17.492096      to       17.492096              17,608
 2009                                   1,103       15.550584      to       15.550584              17,148
 2008                                   1,333       11.206894      to       11.206894              14,934
PUTNAM VT INVESTORS FUND
 2012                                   4,471       12.397161      to       12.397161              55,422
 2011                                   4,641       10.590309      to       10.590309              49,152
 2010                                   4,994       10.560103      to       10.560103              52,742
 2009                                   5,179        9.243957      to        9.243957              47,875
 2008                                   6,188        7.046749      to        7.046749              43,606
PUTNAM VT MONEY MARKET FUND
 2012                                     120        1.803151      to        1.803151                 217
 2011                                     125        1.803089      to        1.803089                 225
 2010                                     157        1.802966      to        1.802966                 284
 2009                                     210        1.802303      to        1.802303                 378
 2008                                     267        1.796082      to        1.796082                 479
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                                 126,861       17.208979      to       28.168997           3,548,930
 2011                                 144,558       14.738812      to       24.058223           3,455,698
 2010                                 158,025       15.528059      to       25.291913           3,972,507
 2009                                 162,735       12.988059      to       21.099132           3,412,617
 2008                                 179,277        9.829288      to       15.925954           2,838,799

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND
 2012                             --      to         --       7.63%     to       7.81%      16.01%     to       16.34%
 2011                             --      to         --       7.98%     to       8.41%       1.75%     to        1.85%
 2010                             --      to         --       7.34%     to       7.95%      14.04%     to       14.54%
 2009                             --      to         --       9.89%     to      10.05%      50.18%     to       50.31%
 2008                             --      to         --       9.68%     to      10.93%     (26.07)%    to      (26.01)%
PUTNAM VT INCOME FUND
 2012                             --      to         --       5.18%     to       5.27%      10.74%     to       11.06%
 2011                             --      to         --       3.20%     to       9.36%       5.00%     to        5.16%
 2010                             --      to         --      10.83%     to      11.83%       9.87%     to       10.22%
 2009                             --      to         --       5.46%     to       6.04%      46.65%     to       47.22%
 2008                             --      to         --       6.65%     to       7.22%     (23.93)%    to      (23.78)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                             --      to         --       2.82%     to       3.26%      21.70%     to       21.80%
 2011                             --      to         --       2.39%     to       2.81%     (13.78)%    to      (13.52)%
 2010                             --      to         --       2.73%     to       3.96%       7.12%     to        7.42%
 2009                             --      to         --         --      to         --       26.19%     to       26.39%
 2008                             --      to         --       2.20%     to       2.20%     (45.85)%    to      (45.85)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                             --      to         --       2.17%     to       2.52%      21.92%     to       22.21%
 2011                             --      to         --       3.25%     to       3.57%     (16.93)%    to      (16.71)%
 2010                             --      to         --       3.66%     to       3.89%      10.03%     to       20.54%
 2009                             --      to         --         --      to         --       24.63%     to       25.00%
 2008                             --      to         --       2.09%     to       2.09%     (43.95)%    to      (43.84)%
PUTNAM VT INTERNATIONAL
 GROWTH FUND
 2012                             --      to         --       1.78%     to       1.78%      21.24%     to       21.24%
 2011                             --      to         --       2.66%     to       2.66%     (17.65)%    to      (17.65)%
 2010                             --      to         --       3.16%     to       3.16%      12.49%     to       12.49%
 2009                             --      to         --       1.83%     to       1.83%      38.76%     to       38.76%
 2008                             --      to         --       1.89%     to       1.89%     (42.37)%    to      (42.37)%
PUTNAM VT INVESTORS FUND
 2012                             --      to         --       1.53%     to       1.53%      17.06%     to       17.06%
 2011                             --      to         --       1.35%     to       1.35%       0.29%     to        0.29%
 2010                             --      to         --       1.44%     to       1.44%      14.24%     to       14.24%
 2009                             --      to         --       1.54%     to       1.54%      31.18%     to       31.18%
 2008                             --      to         --       0.53%     to       0.53%     (39.44)%    to      (39.44)%
PUTNAM VT MONEY MARKET FUND
 2012                             --      to         --         --      to         --          --      to          --
 2011                             --      to         --         --      to         --        0.01%     to        0.01%
 2010                             --      to         --         --      to         --        0.04%     to        0.04%
 2009                             --      to         --       0.35%     to       0.35%       0.35%     to        0.35%
 2008                             --      to         --       2.77%     to       2.77%       2.83%     to        2.83%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                             --      to         --       0.23%     to       0.51%      16.76%     to       17.09%
 2011                             --      to         --       0.25%     to       0.40%      (5.08)%    to       (4.88)%
 2010                             --      to         --       0.35%     to       0.57%      19.56%     to       19.87%
 2009                             --      to         --       0.29%     to       0.67%      32.14%     to       32.48%
 2008                             --      to         --       0.30%     to       0.30%     (38.75)%    to      (38.62)%

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                                  10,005      $11.585811      to      $11.585811            $115,915
 2011                                  11,256        9.861349      to        9.861349             111,000
 2010                                  16,439       10.350514      to       10.350514             170,150
 2009                                  15,680        8.215811      to        8.215811             128,825
 2008                                  14,047        6.246201      to        6.246201              87,740
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                                   1,144       15.557336      to       15.557336              17,792
 2011                                   1,665       13.795090      to       13.795090              22,968
 2010                                   3,513       13.409259      to       13.409259              47,101
 2009                                   3,783       12.059130      to       12.059130              45,625
 2008                                   4,082        9.580101      to        9.580101              39,102
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                                   7,981       29.147195      to       29.147195             232,630
 2011                                   8,770       27.667582      to       27.667582             242,644
 2010                                  10,677       29.182239      to       29.182239             311,573
 2009                                  11,314       28.580962      to       28.580962             323,372
 2008                                  16,090       26.547468      to       26.547468             427,153
PUTNAM VT VOYAGER FUND
 2012                                 156,196       16.202644      to       40.405692           6,224,575
 2011                                 168,016       14.184465      to       35.287020           5,874,386
 2010                                 181,837       17.266105      to       42.844173           7,743,140
 2009                                 193,750       14.293431      to       35.386121           6,806,684
 2008                                 210,969        8.721088      to       21.538000           4,536,743
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                                   6,147       21.414988      to       21.414988             131,634
 2011                                   7,039       18.724634      to       18.724634             131,807
 2010                                   9,881       19.942323      to       19.942323             197,047
 2009                                  13,404       15.395267      to       15.395267             206,366
 2008                                  16,639       10.572218      to       10.572218             175,912
PUTNAM VT EQUITY INCOME FUND
 2012                                  15,514       19.095633      to       19.759287             305,696
 2011                                  24,192       15.963640      to       16.562094             394,942
 2010                                  26,282       15.639461      to       16.249834             420,927
 2009                                  27,664       13.861395      to       14.430719             393,346
 2008                                  19,382       11.322627      to       11.322627             219,450
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                                   5,251       11.475741      to       11.475741              60,260
 2011                                   4,404       10.035800      to       10.035800              44,202
 2010                                   3,547       10.267992      to       10.267992              36,425
 2009                                     632        9.152221      to        9.152221               5,784
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                                  31,032       13.063471      to       13.063471             405,381
 2011                                  34,163       10.984671      to       10.984671             375,265
 2010                                  36,011       11.221180      to       11.221180             404,084
 2009                                 103,601        9.698918      to        9.698918           1,004,822
 2008                                 116,436        7.553239      to        7.553239             879,466

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                             --      to         --       0.46%     to       0.46%      17.49%     to       17.49%
 2011                             --      to         --       0.48%     to       0.48%      (4.73)%    to       (4.73)%
 2010                             --      to         --       0.29%     to       0.29%      25.98%     to       25.98%
 2009                             --      to         --       1.61%     to       1.61%      31.53%     to       31.53%
 2008                             --      to         --       1.13%     to       1.13%     (39.36)%    to      (39.36)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                             --      to         --       2.12%     to       2.12%      12.77%     to       12.77%
 2011                             --      to         --       2.06%     to       2.06%       2.88%     to        2.88%
 2010                             --      to         --       5.32%     to       5.32%      11.20%     to       11.20%
 2009                             --      to         --       4.89%     to       4.89%      25.88%     to       25.88%
 2008                             --      to         --       4.94%     to       4.94%     (40.47)%    to      (40.47)%
PUTNAM VT GLOBAL UTILITIES
 FUND
 2012                             --      to         --       3.97%     to       3.97%       5.35%     to        5.35%
 2011                             --      to         --       4.03%     to       4.03%      (5.19)%    to       (5.19)%
 2010                             --      to         --       4.23%     to       4.23%       2.10%     to        2.10%
 2009                             --      to         --       4.25%     to       4.25%       7.66%     to        7.66%
 2008                             --      to         --       2.45%     to       2.45%     (30.33)%    to      (30.33)%
PUTNAM VT VOYAGER FUND
 2012                             --      to         --       0.29%     to       0.39%      14.23%     to       14.51%
 2011                             --      to         --         --      to       0.28%     (17.85)%    to      (17.64)%
 2010                             --      to         --       1.21%     to       1.45%      20.80%     to       21.08%
 2009                             --      to         --       0.27%     to       1.12%      63.90%     to       64.30%
 2008                             --      to         --       0.29%     to       0.29%     (37.03)%    to      (36.87)%
PUTNAM VT CAPITAL
 OPPORTUNITIES FUND
 2012                             --      to         --       0.39%     to       0.39%      14.37%     to       14.37%
 2011                             --      to         --       0.13%     to       0.13%      (6.11)%    to       (6.11)%
 2010                             --      to         --       0.27%     to       0.27%      29.54%     to       29.54%
 2009                             --      to         --       0.63%     to       0.63%      45.62%     to       45.62%
 2008                             --      to         --       0.46%     to       0.46%     (35.18)%    to      (35.18)%
PUTNAM VT EQUITY INCOME FUND
 2012                             --      to         --       2.10%     to       4.21%      19.30%     to       19.62%
 2011                             --      to         --       1.85%     to       2.00%       1.92%     to        2.07%
 2010                             --      to         --       1.88%     to       2.10%      12.61%     to       12.83%
 2009                             --      to         --       1.10%     to       1.37%      27.45%     to       38.61%
 2008                             --      to         --       2.17%     to       2.17%     (31.14)%    to      (31.14)%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                             --      to         --       1.27%     to       1.27%      14.35%     to       14.35%
 2011                             --      to         --       0.99%     to       0.99%      (2.26)%    to       (2.26)%
 2010                             --      to         --       0.06%     to       0.06%      12.19%     to       12.19%
 2009                             --      to         --       4.12%     to       4.12%      24.11%     to       24.11%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                             --      to         --       1.51%     to       1.51%      18.92%     to       18.92%
 2011                             --      to         --       1.36%     to       1.36%      (2.11)%    to       (2.11)%
 2010                             --      to         --       0.19%     to       0.19%      15.70%     to       15.70%
 2009                             --      to         --       4.51%     to       4.51%      28.41%     to       28.41%
 2008                             --      to         --       2.11%     to       2.11%     (35.80)%    to      (35.80)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                                  12,231       $9.980752      to       $9.980752            $122,073
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                                  13,583        9.994841      to        9.994841             135,762

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                             --      to         --         --      to         --       (0.19)%    to       (0.19)%
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND+
 2012                             --      to         --         --      to         --       (0.05)%    to       (0.05)%

    * This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
   ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
  *** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
    # Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
    +  See Note 1 for additional information related to this Sub-Account.

RIDERS:

    The Sponsor Company will make certain deductions for various Rider charges:

       Estate Protection Rider (per $1,000 of the net amount at risk) $0.2496 - $185.76

       Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90% - 34.50%

       Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       Child Insurance Rider (per $1,000 of coverage) $6.00

       Life Access Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       Accelerated Death Benefit Rider $300.00 (when benefit is exercised)

       Guaranteed Minimum Accumulation Benefit Rider (Annual % of separate account value) 0.90%

       Guaranteed Paid-Up death Benefit Rider (Annual % of separate account value) 0.75%

       Disability Access Rider -- Monthly Charge (per $100 of monthly benefit) $0.96 - $16.80

       Disability Access Rider -- First Year Monthly Rider Issue Fee $10.00 (Monthly for the first twelve Monthly Activity Dates following the Rider Issue Date)

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

7.  SUBSEQUENT EVENTS:

    On September 27, 2012, Hartford Financial Services Group, the ultimate parent of the Sponsor Company, announced it had entered into a definitive agreement to sell its Individual Life insurance business to Prudential Financial, Inc. ("Prudential"). The sale, which is structured as a reinsurance transaction, closed on January 2, 2013. As part of the agreement, the Sponsor Company will continue to sell life insurance products and riders during a transition period, and Prudential will assume all expenses and risk for in force business through a reinsurance agreement.

    Management has evaluated events subsequent to December 31, 2012 and through the financial statement issuance date of March 28, 2013, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the accompanying consolidated financial statements have been retrospectively adjusted to reflect discontinued operations and for the retrospective adoption of a change in disclosure of offsetting assets and liabilities.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 13, 2013 (September 13, 2013 as to the retrospective presentation of discontinued operations discussed in Note 1 and Note 18, and the retrospective adoption of a change in disclosure of offsetting assets and liabilities discussed in Note 1 and Note 4)

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $2,956         $3,183         $3,175
 Earned premiums                           93            244            262
 Net investment income (loss):
  Securities available-for-sale and
   other                                2,535          2,572          2,612
  Equity securities, trading                1             --             --
                                     --------       --------       --------
 Total net investment income            2,536          2,572          2,612
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses            (293)          (196)          (712)
  OTTI losses recognized in other
   comprehensive income                    38             71            376
                                     --------       --------       --------
  Net OTTI losses recognized in
   earnings                              (255)          (125)          (336)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings       (1,226)            48           (577)
                                     --------       --------       --------
   Total net realized capital
    losses                             (1,481)           (77)          (913)
                                     --------       --------       --------
                     TOTAL REVENUES     4,104          5,922          5,136
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                              2,900          3,108          2,941
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds
  and pension products                     --             --             --
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 324            427            110
 Insurance operating costs and
  other expenses                          268          2,507          1,352
 Reinsurance loss on disposition
  (including goodwill impairment of
  $61)                                     61             --             --
 Dividends to policyholders                20             17             21
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,573          6,059          4,424
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       531           (137)           712
 Income tax expense (benefit)              36           (323)           137
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       495            186            575
 Income from discontinued
  operations, net of tax                   61             58            132
                                     --------       --------       --------
                         NET INCOME       556            244            707
   Net income attributable to the
    noncontrolling interest                 2             --              8
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $554           $244           $699
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                                   YEAR ENDED DECEMBER 31,
                                                             2012                            2011                     2010
                                                                                        (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME
 Net income                                                           $556                     $244                     $707
                                                                  --------                 --------                 --------
Other comprehensive income (loss):
  Change in net unrealized gain/loss on securities (1),(2)           1,120                    1,174                    1,473
  Change in net gain/loss on cash-flow hedging instruments
   (1)                                                                (110)                     103                      117
  Change in foreign currency translation adjustments (1)                24                       (2)                     (17)
                                                                  --------                 --------                 --------
  Total other comprehensive income                                   1,034                    1,275                    1,573
                                                                  --------                 --------                 --------
                                 TOTAL COMPREHENSIVE INCOME          1,590                    1,519                    2,280
 Less: Comprehensive income attributable to noncontrolling
  interest                                                               2                       --                        8
                                                                  --------                 --------                 --------
   TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO HARTFORD LIFE
                                          INSURANCE COMPANY         $1,588                   $1,519                   $2,272
                                                                  --------                 --------                 --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                      AS OF DECEMBER 31,
                                                      2012           2011
                                                     (IN MILLIONS, EXCEPT
                                                        FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at fair
  value (amortized cost of $45,753 and $46,236)
  (includes variable interest entity assets, at
  fair value, of $89 and $153)                       $49,404        $47,778
 Fixed maturities, at fair value using the fair
  value option (includes variable interest entity
  assets, at fair value, of $132 and $338)             1,010          1,317
 Equity securities, trading, at fair value (cost
  of $1,614 and $1,860)                                1,847          1,967
 Equity securities, available for sale, at fair
  value (cost of $408 and $443)                          400            398
 Mortgage loans (net of allowances for loan losses
  of $14 and $23)                                      4,935          4,182
 Policy loans, at outstanding balance                  1,951          1,952
 Limited partnership and other alternative
  investments (includes variable interest entity
  assets of $6 and $7)                                 1,372          1,376
 Other investments                                       582          1,974
 Short-term investments                                2,354          3,882
                                                    --------       --------
                                 TOTAL INVESTMENTS    63,855         64,826
                                                    --------       --------
 Cash                                                  1,342          1,183
 Premiums receivable and agents' balances                 58             64
 Reinsurance recoverables                              2,893          5,006
 Deferred policy acquisition costs and present
  value of future profits                              3,072          3,448
 Deferred income taxes, net                            1,557          2,006
 Goodwill                                                250            470
 Other assets                                          1,306            925
 Separate account assets                             141,558        143,859
                                                    --------       --------
                                      TOTAL ASSETS  $215,891       $221,787
                                                    --------       --------
LIABILITIES
 Reserve for future policy benefits and unpaid
  losses and loss adjustment expenses                $11,916        $11,831
 Other policyholder funds and benefits payable        40,501         45,016
 Other policyholder funds and benefits payable --
  international unit-linked bonds and pension
  products                                             1,837          1,929
 Consumer notes                                          161            314
 Other liabilities (includes variable interest
  entity liabilities of $111 and $477)                 9,535          9,927
 Separate account liabilities                        141,558        143,859
                                                    --------       --------
                                 TOTAL LIABILITIES   205,508        212,876
                                                    --------       --------
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized, issued
  and outstanding, par value $5,690                        6              6
 Additional paid-in capital                            8,155          8,271
 Accumulated other comprehensive income, net of
  tax                                                  1,987            953
 Retained earnings (deficit)                             235           (319)
                                                    --------       --------
                        TOTAL STOCKHOLDER'S EQUITY    10,383          8,911
                                                    --------       --------
        TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY  $215,891       $221,787
                                                    --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                   ACCUMULATED
                                                           ADDITIONAL                 OTHER
                                       COMMON               PAID-IN               COMPREHENSIVE
                                        STOCK               CAPITAL               INCOME (LOSS)
                                                            (IN MILLIONS)
--------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011               $ 6                 $ 8,271                    $ 953
Capital contributions (to) from           --                   (116)                       --
 parent
Dividends declared                        --                     --                        --
Net income                                --                     --                        --
Change in noncontrolling interest         --                     --                        --
 ownership
Total other comprehensive income          --                     --                     1,034
                                         ---                 ------                 ---------
        BALANCE, DECEMBER 31, 2012        $6                 $8,155                    $1,987
                                         ---                 ------                 ---------
BALANCE, DECEMBER 31, 2010               $ 6                 $ 8,265                   $ (322)
Capital contributions from parent         --                      6                        --
Dividends declared                        --                     --                        --
Net income                                --                     --                        --
Total other comprehensive income          --                     --                     1,275
                                         ---                 ------                 ---------
        BALANCE, DECEMBER 31, 2011        $6                 $8,271                      $953
                                         ---                 ------                 ---------
BALANCE, DECEMBER 31, 2009               $ 6                 $ 8,457                 $ (2,070)
Capital contributions (to) from           --                   (192)                       --
 parent
Dividends declared                        --                     --                        --
Cumulative effect of accounting           --                     --                       175
 changes, net of DAC and tax
Change in noncontrolling interest         --                     --                        --
 ownership
Net income                                --                     --                        --
Total other comprehensive income          --                     --                     1,573
                                         ---                 ------                 ---------
        BALANCE, DECEMBER 31, 2010        $6                 $8,265                     $(322)
                                         ---                 ------                 ---------


                                             RETAINED                                          TOTAL
                                             EARNINGS             NON-CONTROLLING          STOCKHOLDER'S
                                             (DEFICIT)               INTEREST                 EQUITY
                                                                (IN MILLIONS)
----------------------------------  ----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                     $ (319)                  $ --                  $ 8,911
Capital contributions (to) from                    --                     --                     (116)
 parent
Dividends declared                                 --                     --                       --
Net income                                        554                      2                      556
Change in noncontrolling interest                  --                     (2)                      (2)
 ownership
Total other comprehensive income                   --                     --                    1,034
                                              -------                  -----                  -------
        BALANCE, DECEMBER 31, 2012               $235                   $ --                  $10,383
                                              -------                  -----                  -------
BALANCE, DECEMBER 31, 2010                     $ (562)                  $ --                  $ 7,387
Capital contributions from parent                  --                     --                        6
Dividends declared                                 (1)                    --                       (1)
Net income                                        244                     --                      244
Total other comprehensive income                   --                     --                    1,275
                                              -------                  -----                  -------
        BALANCE, DECEMBER 31, 2011              $(319)                  $ --                   $8,911
                                              -------                  -----                  -------
BALANCE, DECEMBER 31, 2009                    $ (1,113)                 $ 61                  $ 5,341
Capital contributions (to) from                    --                     --                     (192)
 parent
Dividends declared                                  1                     --                        1
Cumulative effect of accounting                  (149)                    --                       26
 changes, net of DAC and tax
Change in noncontrolling interest                  --                    (69)                     (69)
 ownership
Net income                                        699                      8                      707
Total other comprehensive income                   --                     --                    1,573
                                              -------                  -----                  -------
        BALANCE, DECEMBER 31, 2010              $(562)                  $ --                   $7,387
                                              -------                  -----                  -------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $556           $244           $707
 Adjustments to reconcile net
  income(loss) to net cash provided
  by operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 359            474            178
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (329)          (381)          (381)
 Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     (44)           252             13
 Reinsurance recoverables                 (47)            57             26
 Receivables and other assets             158              9           (112)
 Payables and accruals                 (1,035)         2,402            295
 Accrued and deferred income taxes        392           (125)          (131)
 Net realized capital losses            1,413              1            882
 Net receipts (disbursements) from
  investment contracts related to
  policyholder funds --
  international unit-linked bonds
  and pension products                    (92)          (323)          (167)
 Net (increase) decrease in equity
  securities, trading                     120            312            164
 Goodwill Impairment                      149             --             --
 Depreciation and amortization            164            194            207
 Reinsurance loss on disposition,
  including goodwill impairment of
  $61                                      61             --             --
 Other, net                               202           (108)           201
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES     2,027          3,008          1,882
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available-for-sale      25,163         19,203         28,581
 Fixed maturities, fair value
  option                                  283             37             20
 Equity securities,
  available-for-sale                      133            147            171
 Mortgage loans                           306            332          1,288
 Partnerships                             110            128            151
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (23,949)       (20,517)       (28,871)
 Fixed maturities, fair value
  option                                 (182)          (661)           (74)
 Equity securities,
  available-for-sale                      (97)          (230)          (122)
 Mortgage loans                        (1,056)        (1,246)          (189)
 Partnerships                            (417)          (436)          (172)
 Proceeds from business sold               58             --            241
 Change in derivatives, net            (2,275)           938           (644)
 Change in policy loans, net                1            176             (8)
 Change in payables for collateral
  under securities lending, net            --             --            (46)
 Change in all other, net                  --              1           (117)
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES    (1,922)        (2,128)           209
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                  10,004         12,124         15,405
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (24,608)       (22,720)       (25,030)
 Net transfers from (to) separate
  accounts related to investment
  and universal life-type contracts    13,196         10,439          8,211
 Net increase in securities loaned
  or sold under agreements to
  repurchase                            1,615             --             --
 Capital contributions (to) from
  parent                                   --             --           (195)
 Net repayments at maturity or
  settlement of consumer notes           (153)           (68)          (754)
                                     --------       --------       --------
        NET CASH USED FOR FINANCING
                         ACTIVITIES        54           (225)        (2,363)
                                     --------       --------       --------
 Foreign exchange rate effect on
  cash                                     --             (3)            10
 Net increase (decrease) in cash          159            652           (262)
 Cash -- beginning of year              1,183            531            793
                                     --------       --------       --------
 CASH -- END OF YEAR                   $1,342         $1,183           $531
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes              (395)          (105)           354
 Noncash return of capital               (126)            --             --
SUPPLEMENTAL DISCLOSURE OF NON-CASH
 INVESTING ACTIVITY
 Conversion of fixed maturities,
  available-for-sale to equity
  securities, available-for-sale           43             --             --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On June 27, 2013, The Hartford announced the signing of a definitive agreement to sell Hartford Life International, Ltd. ("HLIL"), an indirect wholly-owned subsidiary of the Company, to Columbia Insurance Company, a Berkshire Hathaway company. For further discussion of this transaction, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. As a result of this announcement, the operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder's equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

ADOPTION OF ACCOUNTING STANDARD

On January 1, 2013, the Company retrospectively adopted Accounting Standards Update ("ASU") No. 2011-11, BALANCE SHEET (TOPIC 210): DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES AND NO. 2013-01, BALANCE SHEET (TOPIC 210):
CLARIFYING THE SCOPE OF DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES. These accounting standards provide and clarify the disclosure requirements related to derivative instruments, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset in the balance sheet or that are subject to a master netting arrangement or similar agreement irrespective of whether they are offset in the balance sheet. For further discussion, see Note 4 of the Notes to Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2012, 2011 and 2010, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. BUSINESS DISPOSITIONS

SALE OF HARTFORD LIFE INTERNATIONAL LIMITED

On June 27, 2013, The Hartford announced the signing of a definitive agreement to sell HLIL, an indirect wholly-owned subsidiary of the Company, in a cash transaction to Columbia Insurance Company, a Berkshire Hathaway company, for approximately $285. The purchase price is based on HLIL's financial position as of March 31, 2013. Certain accounting results that occur after March 31, 2013 through the date of the closing of the transaction are passed to the buyer. At closing, HLIL's sole asset will be its subsidiary, Hartford Life Limited ("HLL"), a Dublin-based company that sold variable annuities in the U.K. from 2005 to 2009. The transaction, which is subject to customary closing conditions and regulatory approvals, is expected to close by the end of 2013. The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations as further discussed in Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                                                    AS OF
                                                                DECEMBER 31,
                                                                    2012
                                                               CARRYING VALUE
--------------------------------------------------------------------------------
Asset-backed securities ("ABS")                                        $289
Collateralized debt obligations ("CDOs") (1)                            474
Commercial mortgage-backed securities ("CMBS")                          940
Corporate                                                            11,330
Foreign govt./govt. agencies                                            263
Municipal                                                               899
Residential mortgage-backed securities ("RMBS")                         705
U.S. Treasuries                                                         115
                                                                  ---------
 TOTAL FIXED MATURITIES, AFS, AT FAIR VALUE (AMORTIZED COST
                                            OF $13,596) (2)          15,015
Equity securities, AFS, at fair value (cost of $27) (3)                  28
Fixed maturities, at fair value using the FVO (4)                        16
Mortgage loans (net of allowances for loan losses of $1)              1,288
Policy loans, at outstanding balance                                    542
                                                                  ---------
                          TOTAL INVESTED ASSETS TRANSFERRED         $16,889
                                                                  ---------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

3. FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                            DECEMBER 31, 2012
                                                             QUOTED PRICES               SIGNIFICANT              SIGNIFICANT
                                                           IN ACTIVE MARKETS              OBSERVABLE              UNOBSERVABLE
                                                          FOR IDENTICAL ASSETS              INPUTS                   INPUTS
                                          TOTAL                (LEVEL 1)                  (LEVEL 2)                (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON
 A RECURRING BASIS
Fixed maturities, AFS
 ABS                                        $1,673                   $ --                    $1,435                     $238
 CDOs                                        2,160                     --                     1,437                      723
 CMBS                                        3,912                     --                     3,380                      532
 Corporate                                  30,979                     --                    29,639                    1,340
 Foreign government/government
  agencies                                   1,460                     --                     1,426                       34
 States, municipalities and political
  subdivisions ("Municipal")                 1,998                     --                     1,829                      169
 RMBS                                        4,671                     --                     3,538                    1,133
 U.S. Treasuries                             2,551                     78                     2,473                       --
                                        ----------             ----------                  --------                 --------
Total fixed maturities                      49,404                     78                    45,157                    4,169
Fixed maturities, FVO                        1,010                      6                       805                      199
Equity securities, trading                   1,847                  1,847                        --                       --
Equity securities, AFS                         400                    203                       142                       55
Derivative assets
 Credit derivatives                            (10)                    --                        --                      (10)
 Equity derivatives                             30                     --                        --                       30
 Foreign exchange derivatives                  104                     --                       104                       --
 Interest rate derivatives                     108                     --                       144                      (36)
 U.S. guaranteed minimum withdrawal
  benefit ("GMWB") hedging instruments          36                     --                       (53)                      89
 U.S. macro hedge program                      186                     --                        --                      186
 International program hedging
  instruments                                  127                     --                       142                      (15)
                                        ----------             ----------                  --------                 --------
Total derivative assets (1)                    581                     --                       337                      244
Short-term investments                       2,354                    242                     2,112                       --
Limited partnerships and other
 alternative investments (2)                   414                     --                       264                      150
Reinsurance recoverable for U.S. GMWB
 and Japan GMWB, GMIB, and GMAB              1,081                     --                        --                    1,081
Separate account assets (3)                138,497                 97,976                    39,938                      583
                                        ----------             ----------                  --------                 --------
    TOTAL ASSETS ACCOUNTED FOR AT FAIR
            VALUE ON A RECURRING BASIS    $195,588               $100,352                   $88,755                   $6,481
                                        ----------             ----------                  --------                 --------
PERCENTAGE OF LEVEL TO TOTAL                   100%                    52%                       45%                       3%
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                $(3,119)                  $ --                      $ --                  $(3,119)
 Equity linked notes                            (8)                    --                        --                       (8)
                                        ----------             ----------                  --------                 --------
Total other policyholder funds and
 benefits payable                           (3,127)                    --                        --                   (3,127)
Derivative liabilities
 Credit derivatives                             (6)                    --                       (20)                      14
 Equity derivatives                             15                     --                        --                       15
 Foreign exchange derivatives                  (17)                    --                       (17)                      --
 Interest rate derivatives                    (359)                    --                      (338)                     (21)
 U.S. GMWB hedging instruments                 536                     --                       106                      430
 U.S. macro hedge program                      100                     --                        --                      100
 International program hedging
  instruments                                 (231)                    --                      (171)                     (60)
                                        ----------             ----------                  --------                 --------
Total derivative liabilities (4)                38                     --                      (440)                     478
Other liabilities                               --                     --                        --                       --
Consumer notes (5)                              (2)                    --                        --                       (2)
                                        ----------             ----------                  --------                 --------
    TOTAL LIABILITIES ACCOUNTED FOR AT
       FAIR VALUE ON A RECURRING BASIS     $(3,091)                  $ --                     $(440)                 $(2,651)
                                        ----------             ----------                  --------                 --------

                                                           QUOTED PRICES                SIGNIFICANT               SIGNIFICANT
                                                         IN ACTIVE MARKETS              OBSERVABLE               UNOBSERVABLE
                                                       FOR IDENTICAL ASSETDECEMBER 31, 2011NPUTS                    INPUTS
                                    TOTAL                    (LEVEL 1)                   (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE
 ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                     $2,093                    $ --                     $1,776                      $317
 CDOs                                     1,798                      --                      1,470                       328
 CMBS                                     4,269                      --                      3,921                       348
 Corporate                               30,229                      --                     28,732                     1,497
 Foreign government/government
  agencies                                1,224                      --                      1,187                        37
 States, municipalities and
  political subdivisions
  ("Municipal")                           1,557                      --                      1,175                       382
 RMBS                                     3,823                      --                      2,890                       933
 U.S. Treasuries                          2,785                     487                      2,298                        --
                                    -----------             -----------                  ---------                 ---------
Total fixed maturities                   47,778                     487                     43,449                     3,842
Fixed maturities, FVO                     1,317                      --                        833                       484
Equity securities, trading                1,967                   1,967                         --                        --
Equity securities, AFS                      398                     227                        115                        56
Derivative assets
 Credit derivatives                         (27)                     --                         (6)                      (21)
 Equity derivatives                          31                      --                         --                        31
 Foreign exchange derivatives               505                      --                        505                        --
 Interest rate derivatives                   78                      --                         38                        40
 U.S. GMWB hedging instruments              494                      --                         11                       483
 U.S. macro hedge program                   357                      --                         --                       357
 International program hedging
  instruments                               533                      --                        567                       (34)
                                    -----------             -----------                  ---------                 ---------
Total derivative assets (1)               1,971                      --                      1,115                       856
Short-term investments                    3,882                     520                      3,362                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                     3,073                      --                         --                     3,073
Separate account assets (3)             139,421                 101,633                     36,757                     1,031
                                    -----------             -----------                  ---------                 ---------
TOTAL ASSETS ACCOUNTED FOR AT FAIR
        VALUE ON A RECURRING BASIS     $199,807                $104,834                    $85,631                    $9,342
                                    -----------             -----------                  ---------                 ---------
LIABILITIES ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits             $(5,776)                   $ --                       $ --                   $(5,776)
 Equity linked notes                         (9)                     --                         --                        (9)
                                    -----------             -----------                  ---------                 ---------
Total other policyholder funds and
 benefits payable                        (5,785)                     --                         --                    (5,785)
Derivative liabilities
 Credit derivatives                        (493)                     --                        (25)                     (468)
 Equity derivatives                           5                      --                         --                         5
 Foreign exchange derivatives               140                      --                        140                        --
 Interest rate derivatives                 (315)                     --                       (184)                     (131)
 U.S. GMWB hedging instruments              400                      --                         --                       400
 International program hedging
  instruments                                 9                      --                         10                        (1)
                                    -----------             -----------                  ---------                 ---------
Total derivative liabilities (4)           (254)                     --                        (59)                     (195)
Other liabilities                            (9)                     --                         --                        (9)
Consumer notes (5)                           (4)                     --                         --                        (4)
                                    -----------             -----------                  ---------                 ---------
TOTAL LIABILITIES ACCOUNTED FOR AT
   FAIR VALUE ON A RECURRING BASIS      $(6,052)                   $ --                       $(59)                  $(5,993)
                                    -----------             -----------                  ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the

     Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

(3) As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AFS, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM
INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

          - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

          - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

          - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

          - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          - INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

          - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

          - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

          - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

          - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            AS OF DECEMBER 31, 2012

                                               PREDOMINANT                 SIGNIFICANT
                                                VALUATION                  UNOBSERVABLE
SECURITIES                   FAIR VALUE           METHOD                      INPUT
--------------------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                             $532       Discounted cash        Spread (encompasses prepayment,)
                                            flows                   default risk and loss severity
Corporate (3)                     888       Discounted cash                   Spread
                                            flows
Municipal                         169       Discounted cash                   Spread
                                            flows
RMBS                            1,133       Discounted cash                   Spread
                                            flows
                                                                     Constant prepayment rate
                                                                      Constant default rate
                                                                          Loss severity

                                                 UNOBSERVABLE INPUTS
                                                                                                  IMPACT OF
                                                                               WEIGHTED       INCREASE IN INPUT
SECURITIES                    MINIMUM                 MAXIMUM                AVERAGE (1)      ON FAIR VALUE (2)
------------------------  --------------------------------------------------------------------------------------
Assets accounted for at
fair value on a
recurring basis
CMBS                           320bps                 3,615bps                 1,013bps             Decrease

Corporate (3)                  145bps                   900bps                   333bps             Decrease

Municipal                      227bps                   344bps                   254bps             Decrease

RMBS                            54bps                 1,689bps                   379bps             Decrease

                                  0.0%                    12.0%                     2.0%            Decrease (4)
                                  1.0%                    24.0%                     8.0%            Decrease
                                   --%                   100.0%                    80.0%            Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            AS OF DECEMBER 31, 2012

                                          PREDOMINANT
                          FAIR             VALUATION            SIGNIFICANT
FREESTANDING DERIVATIVES  VALUE             METHOD           UNOBSERVABLE INPUT
---------------------------------------------------------------------------------
Equity derivatives
 Equity options             $45          Option model           Equity volatility
Interest rate derivative
                                        Discounted cash      Swap curve beyond 30
 Interest rate swaps        (57)             flows                          years
U.S. GMWB hedging
 instruments
 Equity options             281          Option model           Equity volatility
                                        Discounted cash
 Customized swaps           238              flows              Equity volatility
U.S. macro hedge program
 Equity options             286          Option model           Equity volatility
International hedging
 program
 Equity options              44          Option model           Equity volatility
                                                                    Interest rate
 Long interest rate        (119)         Option model                  volatility

                                 UNOBSERVABLE INPUTS
                                                                 IMPACT OF
                                                             INCREASE IN INPUT
FREESTANDING DERIVATIVES     MINIMUM             MAXIMUM     ON FAIR VALUE (1)
------------------------  ----------------------------------------------------
Equity derivatives
 Equity options                 13%                 24%           Increase
Interest rate derivative

 Interest rate swaps           2.8%                2.8%           Increase
U.S. GMWB hedging
 instruments
 Equity options                 10%                 31%           Increase

 Customized swaps               10%                 50%           Increase
U.S. macro hedge program
 Equity options                 24%                 43%           Increase
International hedging
 program
 Equity options                 22%                 33%           Increase

 Long interest rate             --%                  1%           Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.

Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, guaranteed minimum income benefit ('GMIB"), GMWB and guaranteed minimum accumulation benefit ("GMAB") riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The

Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                                                   IMPACT OF INCREASE IN INPUT
                                                                                  UNOBSERVABLE INPUTS     ON FAIR VALUE
                                                          MINIMUM              MAXIMUM                   MEASUREMENT (1)
---------------------------------------------------------------------------------------------------------------------------------
SIGNIFICANT UNOBSERVABLE INPUT
Withdrawal Utilization (2)                                   20%                  100%                        Increase
Withdrawal Rates (2)                                          0%                    8%                        Increase
Annuitization utilization (3)                                 0%                  100%                        Increase
Lapse Rates (4)                                               0%                   75%                        Decrease
Reset Elections (5)                                          20%                   75%                        Increase
Equity Volatility (6)                                        10%                   50%                        Increase
                                                            ---                  ----                       ----------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

                                                                        FIXED MATURITIES, AFS
                                                                                                                      FOREIGN
                                                                                                                    GOVT./GOVT.
                                     ABS             CDOS                  CMBS                CORPORATE              AGENCIES
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012     $317             $328                  $348                 $1,497                  $37
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)        (2)             (19)                  (41)                     2                   --
 Included in OCI (3)                   45              134                    89                    (38)                   1
Purchases                              18               --                    18                    169                    9
Settlements                           (58)             (36)                 (111)                   (98)                  (4)
Sales                                 (34)              (1)                 (109)                   (74)                 (11)
Transfers into Level 3 (4)             12              317                   422                    538                    2
Transfers out of Level 3 (4)          (60)              --                   (84)                  (656)                  --
                                    -----            -----                 -----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31, 2012   $238             $723                  $532                 $1,340                  $34
                                    -----            -----                 -----                 ------                 ----
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2012
 (2),(7)                              $(1)            $(11)                 $(17)                   $(7)                $ --
                                    -----            -----                 -----                 ------                 ----

                                                      FIXED MATURITIES, AFS
                                                                               TOTAL FIXED          FIXED
                                                                               MATURITIES,       MATURITIES,
                                            MUNICIPAL           RMBS               AFS               FVO
----------------------------------  --------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012               $382              $933             $3,842             $484
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                  (5)              (68)              (133)             106
 Included in OCI (3)                             34               298                563               --
Purchases                                       174               289                677                1
Settlements                                      --              (125)              (432)              (1)
Sales                                           (91)             (173)              (493)            (391)
Transfers into Level 3 (4)                       --                 2              1,293               --
Transfers out of Level 3 (4)                   (325)              (23)            (1,148)              --
                                              -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31, 2012             $169            $1,133             $4,169             $199
                                              -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2012
 (2),(7)                                        $(5)             $(11)              $(52)             $(7)
                                              -----            ------            -------            -----

                                                                      FREESTANDING DERIVATIVES (5)

                                        EQUITY
                                     SECURITIES,                                                   INTEREST
                                         AFS             CREDIT                EQUITY                RATE
--------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2012          $56             $(489)                 $36                  $(91)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)             3               155                  (32)                    2
 Included in OCI (3)                       (3)               --                   --                    --
Purchases                                  11                --                   57                     1
Settlements                                --               338                  (16)                   --
Sales                                     (12)               --                   --                    --
Transfers out of Level 3 (4)               --                --                   --                    31
                                         ----            ------                 ----                 -----
FAIR VALUE AS OF DECEMBER 31, 2012        $55                $4                  $45                  $(57)
                                         ----            ------                 ----                 -----
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2012
 (2),(7)                                   $2              $126                  $(8)                  $(1)
                                         ----            ------                 ----                 -----

                                                                FREESTANDING DERIVATIVES (5)
                                                                 U.S.
                                          U.S.                  MACRO                  INTL.              TOTAL FREE-
                                          GMWB                  HEDGE                 PROGRAM               STANDING
                                        HEDGING                PROGRAM                HEDGING           DERIVATIVES (5)
----------------------------------  ------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2012           $883                   $357                  $(35)                  $661
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (431)                  (323)                  (83)                  (712)
 Included in OCI (3)                         --                     --                    --                     --
Purchases                                    56                    252                   (60)                   306
Settlements                                 (12)                    --                    95                    405
Sales                                        --                     --                    --                     --
Transfers out of Level 3 (4)                 23                     --                     8                     62
                                         ------                 ------                 -----                 ------
FAIR VALUE AS OF DECEMBER 31, 2012         $519                   $286                  $(75)                  $722
                                         ------                 ------                 -----                 ------
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2012
 (2),(7)                                  $(425)                 $(322)                 $(85)                 $(715)
                                         ------                 ------                 -----                 ------

                                                                                               REINSURANCE
                                                                                          RECOVERABLE FOR U.S.
                                                                           LIMITED                GMWB
                                                                      PARTNERSHIPS AND          AND JAPAN
                                                                      OTHER ALTERNATIVE        GMWB, GMIB,           SEPARATE
                                                                         INVESTMENTS          AND GMAB (6)           ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                                             $ --                 $3,073              $1,031
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                                               (11)                (2,142)                 37
 Included in OCI (3)                                                           --                   (231)                 --
Purchases                                                                      26                     --                 252
Settlements                                                                    --                    381                  (1)
Sales                                                                          --                     --                (476)
Transfers into Level 3 (4)                                                    135                     --                 443
Transfers out of Level 3 (4)                                                   --                     --                (703)
                                                                            -----                -------              ------
                                 FAIR VALUE AS OF DECEMBER 31, 2012          $150                 $1,081                $583
                                                                            -----                -------              ------
Changes in unrealized gains (losses) included in net income related
 to financial instruments still held at December 31, 2012 (2),(7)            $(11)               $(2,142)                $28
                                                                            -----                -------              ------

                                          OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                  Guaranteed                                      Total Other
                                    Living                 Equity             Policyholder Funds        Other         Consumer
LIABILITIES                      Benefits (7)           Linked Notes         and Benefits Payable    Liabilities        Notes
---------------------------------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                               $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,656                    1                      2,657               (34)             2
 Included in OCI (3)                    264                   --                        264                --             --
Settlements (8)                        (263)                  --                       (263)               43             --
                                    -------                  ---                    -------              ----            ---
FAIR VALUE AS OF DECEMBER 31,
                         2012       $(3,119)                 $(8)                   $(3,127)             $ --            $(2)
                                    -------                  ---                    -------              ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,656                   $1                     $2,657              $ --             $2
                                    -------                  ---                    -------              ----            ---

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

                                                                  FIXED MATURITIES, AFS
                                                                                                             FOREIGN
                                                                                                            GOVT./GOVT.
                                     ABS         CDOS              CMBS                 CORPORATE            AGENCIES
----------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011     $408        $1,869             $492                  $1,486                   $40
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)       (26)          (30)              13                     (27)                   --
 Included in OCI (3)                   18           112               41                     (14)                   --
Purchases                              35            --               18                      83                    --
Settlements                           (32)         (129)             (72)                    (92)                   (3)
Sales                                  (9)          (54)            (225)                   (122)                   --
Transfers into Level 3 (4)             79            30              131                     498                    29
Transfers out of Level 3 (4)         (156)       (1,470)             (50)                   (315)                  (29)
                                    -----       -------            -----                 -------                 -----
FAIR VALUE AS OF DECEMBER 31, 2011   $317          $328             $348                  $1,497                   $37
                                    -----       -------            -----                 -------                 -----
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2),(7)                             $(14)         $(29)             $(5)                   $(11)                 $ --
                                    -----       -------            -----                 -------                 -----

                                                         FIXED MATURITIES, AFS
                                    FOREIGN                                          TOTAL FIXED          FIXED
                                  GOVT./GOVT.
                                    AGENCIES     MUNICIPAL            RMBS               AFS               FVO
----------------------------------  --------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                     $258            $1,105             $5,658            $511
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                        --               (21)               (91)            23
 Included in OCI (3)                                   46                (3)               200             --
Purchases                                              87                25                248             --
Settlements                                            --              (111)              (439)            (2)
Sales                                                  --               (16)              (426)           (43)
Transfers into Level 3 (4)                             --                69                836             --
Transfers out of Level 3 (4)                           (9)             (115)            (2,144)            (5)
                                                   ------            ------            -------            ---
FAIR VALUE AS OF DECEMBER 31, 2011                   $382              $933             $3,842            $484
                                                   ------            ------            -------            ---
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2),(7)                                             $ --              $(15)              $(74)           $19
                                                   ------            ------            -------            ---

                                                                             FREESTANDING DERIVATIVES (5)

                                        EQUITY                                                                         U.S.
                                      SECURITIES,                                             INTEREST                 GMWB
                                          AFS        CREDIT             EQUITY                  RATE                 HEDGING
---------------------------------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2011           $47       $(344)               $4                   $(53)                  $600
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)            (11)      (144)                (8)                    9                    279
 Included in OCI (3)                        (3)        --                 --                    --                     --
Purchases                                   31         20                 40                    --                     23
Settlements                                 --        (21)                --                   (47)                   (19)
Sales                                       (4)        --                 --                    --                     --
Transfers out of Level 3 (4)                (4)        --                 --                    --                     --
                                         -----        ---                ---                   ---                    ---
FAIR VALUE AS OF DECEMBER 31, 2011         $56       $(489)              $36                   $(91)                  $883
                                         -----        ---                ---                   ---                    ---
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2),(7)                                   $(9)      $(137)              $(8)                  $10                    $278
                                         -----        ---                ---                   ---                    ---

                                                       FREESTANDING DERIVATIVES (5)
                                              U.S.
                                              MACRO                 INTL.                TOTAL FREE-
                                              HEDGE                PROGRAM                STANDING
                                             PROGRAM               HEDGING             DERIVATIVES (5)
----------------------------------  -------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1, 2011              $203                   $5                    $415
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)               (128)                   3                     11
 Included in OCI (3)                           --                    --                     --
Purchases                                     347                   (43)                   387
Settlements                                   (65)                   --                    (152)
Sales                                          --                    --                     --
Transfers out of Level 3 (4)                   --                    --                     --
                                              ---                   ---                    ---
FAIR VALUE AS OF DECEMBER 31, 2011            $357                  $(35)                  $661
                                              ---                   ---                    ---
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2),(7)                                      $(107)                $(4)                   $32
                                              ---                   ---                    ---

                                     REINSURANCE RECOVERABLE FOR
                                         U.S. GMWB AND JAPAN           SEPARATE
                                       GMWB, GMIB, AND GMAB (6)        ACCOUNTS
-----------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                $2,002                  $1,247
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                    504                      25
 Included in OCI (3)                               111                      --
Purchases                                           --                     292
Settlements                                        456                      --
Sales                                               --                    (171)
Transfers into Level 3 (4)                          --                      14
Transfers out of Level 3 (4)                        --                    (376)
                                                ------                  ------
 FAIR VALUE AS OF DECEMBER 31, 2011             $3,073                  $1,031
                                                ------                  ------
Changes in unrealized gains                       $504                     $(1)
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2),(7)
                                                ------                  ------

                                        OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                      TOTAL OTHER
                                    LIVING                 EQUITY             POLICYHOLDER FUNDS        OTHER         CONSUMER
                                 BENEFITS (7)           LINKED NOTES         AND BENEFITS PAYABLE    LIABILITIES        NOTES
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,         $(4,258)                 $(9)                   $(4,267)             $(37)           $(5)
 2011
Total realized/unrealized
 gains (losses)
 Included in net income              (1,118)                  --                     (1,118)               28              1
  (1),(2)
 Included in OCI (3)                   (126)                  --                       (126)               --             --
Settlements                            (274)                  --                       (274)               --             --
                                    -------                  ---                    -------              ----            ---
FAIR VALUE AS OF DECEMBER 31,       $(5,776)                 $(9)                   $(5,785)              $(9)           $(4)
                         2011
                                    -------                  ---                    -------              ----            ---
Changes in unrealized gains         $(1,118)                   $                    $(1,118)              $28             $1
 (losses) included in net                                     --
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)
                                    -------                  ---                    -------              ----            ---

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company's own credit risk.

The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                2012                  2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                        $9                   $10
  CRE CDOs                                         64                   (33)
  CMBS                                             (2)                   --
  Foreign government                              (88)                   45
  RMBS                                              5                    --
OTHER LIABILITIES
 Credit-linked notes                              (34)                   28
                                                -----                 -----
    TOTAL REALIZED CAPITAL GAINS (LOSSES)        $(46)                  $50
                                                -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                           DECEMBER 31,         DECEMBER 31,
                                               2012                 2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                            $ --                  $65
  Corporate                                       108                  214
  CRE CDOs                                        193                  272
  CMBS                                              4                   --
  Foreign government                              699                  766
  Municipals                                        1                   --
  RMBS                                              3                   --
  U.S. government                                   2                   --
                                              -------              -------
           TOTAL FIXED MATURITIES, FVO         $1,010               $1,317
                                              -------              -------
OTHER LIABILITIES
 Credit-linked notes (1)                         $ --                   $9
                                              -------              -------

(1) As of December 31, 2011, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

                                                            DECEMBER 31, 2012
                                              FAIR VALUE                                                 DECEMBER 31, 2011
                                              HIERARCHY                CARRYING            FAIR       CARRYING             FAIR
                                                LEVEL                   AMOUNT            VALUE        AMOUNT              VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                   Level 3                  1,951             2,112         1,952              2,099
 Mortgage loans                                 Level 3                  4,935             5,109         4,182              4,382
                                               --------                 ------            ------       -------            -------
LIABILITIES
 Other policyholder funds and benefits          Level 3                  9,318             9,668        10,065             10,959
  payable (1)
 Consumer notes (2)                             Level 3                    159               159           310                305
                                               --------                 ------            ------       -------            -------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME (LOSS)

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                       2011
                                2012               (BEFORE-TAX)            2010
--------------------------------------------------------------------------------------
Fixed maturities (1)                1,953               1,927               1,967
Equity securities, AFS                 11                  10                  14
Mortgage loans                        248                 206                 199
Policy loans                          116                 128                 129
Limited partnerships and other
 alternative investments               85                 143                 121
Other investments (2)                 199                 231                 254
Investment expenses                   (77)                (73)                (72)
                                ---------            --------            --------
TOTAL SECURITIES AFS AND OTHER      2,535               2,572               2,612
Equity securities, trading              1                  --                  --
                                ---------            --------            --------
   TOTAL NET INVESTMENT INCOME
                        (LOSS)      2,536              $2,572              $2,612
                                ---------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $0, $1 and $5, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                             FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                                      2011
                                2012              (BEFORE-TAX)          2010
-----------------------------------------------------------------------------------
Gross gains on sales                 $478              $400               $482
Gross losses on sales                (278)             (200)              (336)
Net OTTI losses recognized in        (255)             (125)              (336)
 earnings (1)
Valuation allowances on                 4                25               (108)
 mortgage loans
Japanese fixed annuity                (36)                3                 27
 contract hedges, net (2)
Periodic net coupon                    (8)               --                 (3)
 settlements on credit
 derivatives/Japan
Results of variable annuity
 hedge program
 U.S. GMWB derivatives, net           519              (397)                89
 U.S. macro hedge program            (340)             (216)              (445)
                                ---------            ------            -------
 Total U.S. program                   179              (613)              (356)
International Program              (1,145)              639                 (1)
                                ---------            ------            -------
Total results of variable            (966)               26               (357)
 annuity hedge program
GMIB/GMAB/GMWB reinsurance          1,233              (326)              (769)
Coinsurance and modified           (1,901)              375                292
 coinsurance reinsurance
 contracts
Other, net (3)                        248              (255)               195
                                ---------            ------            -------
 NET REALIZED CAPITAL (LOSSES)    $(1,481)             $(77)             $(913)
                                ---------            ------            -------

(1) Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

(2) Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(3) Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(55), $75 and $(190) for the years ended December 31, 2012, 2011 and 2010, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $23,555         $19,861         $27,739
 Gross gains                            521             354             413
 Gross losses                          (270)           (205)           (299)
                                  ---------       ---------       ---------
Equity securities, AFS
 Sale proceeds                         $133            $147            $171
 Gross gains                             15              50              12
 Gross losses                            (5)             --              (4)

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

                                        FOR THE YEARS ENDED
                                            DECEMBER 31,
                                               2011
                           2012            (BEFORE-TAX)             2010
--------------------------------------------------------------------------------
Balance, beginning of
 period                   $(1,319)             $(1,598)             $(1,632)
Additions for credit
 impairments recognized
 on (1):
 Securities not
  previously impaired         (27)                 (41)                (181)
 Securities previously
  impaired                    (15)                 (47)                (122)
Reductions for credit
 impairments previously
 recognized on:
 Securities that
  matured or were sold
  during the period           543                  358                  314
 Securities due to an
  increase in expected
  cash flows                    5                    9                   23
                         --------            ---------            ---------
 BALANCE, END OF PERIOD     $(813)             $(1,319)             $(1,598)
                         --------            ---------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                          DECEMBER 31, 2012
                                            COST OR              GROSS               GROSS                           NON-
                                           AMORTIZED           UNREALIZED         UNREALIZED         FAIR           CREDIT
                                             COST                GAINS              LOSSES           VALUE         OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------
ABS                                          $1,807                 $38              $(172)          $1,673           $(4)
CDOs (2)                                      2,236                  61               (117)           2,160            (4)
CMBS                                          3,757                 262               (107)           3,912            (7)
Corporate (2)                                27,774               3,426               (221)          30,979           (19)
Foreign govt./govt. agencies                  1,369                 120                (29)           1,460            --
Municipal                                     1,808                 204                (14)           1,998            --
RMBS                                          4,590                 196               (115)           4,671           (28)
U.S. Treasuries                               2,412                 151                (12)           2,551            --
                                            -------              ------              -----          -------          ----
           TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)          49,404           (62)
Equity securities, AFS                          408                  28                (36)             400            --
                                            -------              ------              -----          -------          ----
              TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)         $49,804          $(62)
                                            -------              ------              -----          -------          ----

                                                                           DECEMBER 31, 2011
                                            COST OR              GROSS                GROSS                            NON-
                                           AMORTIZED           UNREALIZED          UNREALIZED          FAIR           CREDIT
                                             COST                GAINS               LOSSES            VALUE         OTTI (1)
--------------------------------------  ----------------------------------------------------------------------------------------
ABS                                          $2,361                 $38                $(306)          $2,093            $(3)
CDOs (2)                                      2,055                  15                 (272)           1,798            (29)
CMBS                                          4,418                 169                 (318)           4,269            (19)
Corporate (2)                                28,084               2,729                 (539)          30,229             --
Foreign govt./govt. agencies                  1,121                 106                   (3)           1,224             --
Municipal                                     1,504                 104                  (51)           1,557             --
RMBS                                          4,069                 170                 (416)           3,823            (97)
U.S. Treasuries                               2,624                 162                   (1)           2,785             --
                                            -------              ------              -------          -------          -----
           TOTAL FIXED MATURITIES, AFS       46,236               3,493               (1,906)          47,778           (148)
Equity securities, AFS                          443                  21                  (66)             398             --
                                            -------              ------              -------          -------          -----
              TOTAL AFS SECURITIES (3)      $46,679              $3,514              $(1,972)         $48,176          $(148)
                                            -------              ------              -------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2012
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
CONTRACTUAL MATURITY
One year or less                          $1,223                     $1,233
Over one year through five                 9,425                      9,941
 years
Over five years through ten                8,733                      9,567
 years
Over ten years                            13,982                     16,247
                                       ---------                  ---------
 Subtotal                                 33,363                     36,988
Mortgage-backed and                       12,390                     12,416
 asset-backed securities
                                       ---------                  ---------
TOTAL FIXED MATURITIES, AFS (1)          $45,753                    $49,404
                                       ---------                  ---------

(1) Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                           DECEMBER 31, 2012
                                                       LESS THAN 12 MONTHS
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
-----------------------------------------------------------------------------------------------
ABS                                             $77               $76             $(1)
CDOs (1)                                          5                 5              --
CMBS                                            192               179             (13)
Corporate                                       614               578             (36)
Foreign govt./govt. agencies                    318               290             (28)
Municipal                                        65                62              (3)
RMBS                                            322               321              (1)
U.S. Treasuries                                 384               372             (12)
                                             ------            ------            ----
                TOTAL FIXED MATURITIES        1,977             1,883             (94)
Equity securities                                 9                 9              --
                                             ------            ------            ----
TOTAL SECURITIES IN AN UNREALIZED LOSS       $1,986            $1,892            $(94)
                                             ------            ------            ----

                                                           DECEMBER 31, 2012
                                                         12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
--------------------------------------  --------------------------------------------------------
ABS                                            $787              $616            $(171)
CDOs (1)                                      1,640             1,515             (117)
CMBS                                            795               701              (94)
Corporate                                     1,339             1,154             (185)
Foreign govt./govt. agencies                      7                 6               (1)
Municipal                                        98                87              (11)
RMBS                                            750               636             (114)
U.S. Treasuries                                  --                --               --
                                             ------            ------            -----
                TOTAL FIXED MATURITIES        5,416             4,715             (693)
Equity securities                               172               136              (36)
                                             ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,588            $4,851            $(729)
                                             ------            ------            -----

                                                         DECEMBER 31, 2012
                                                               TOTAL
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
--------------------------------------  ---------------------------------------------------
ABS                                            $864              $692            $(172)
CDOs (1)                                      1,645             1,520             (117)
CMBS                                            987               880             (107)
Corporate                                     1,953             1,732             (221)
Foreign govt./govt. agencies                    325               296              (29)
Municipal                                       163               149              (14)
RMBS                                          1,072               957             (115)
U.S. Treasuries                                 384               372              (12)
                                             ------            ------            -----
                TOTAL FIXED MATURITIES        7,393             6,598             (787)
Equity securities                               181               145              (36)
                                             ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS       $7,574            $6,743            $(823)
                                             ------            ------            -----

                                              DECEMBER 31, 2011
                                             LESS THAN 12 MONTHS
                                  AMORTIZED          FAIR         UNREALIZED
                                    COST            VALUE           LOSSES
-------------------------------------------------------------------------------
ABS                                   $420            $385             $(35)
CDOs (1)                                80              58              (22)
CMBS                                   911             830              (81)
Corporate (1)                        2,942           2,823             (119)
Foreign govt./govt. agencies            24              23               (1)
Municipal                              202             199               (3)
RMBS                                   355             271              (84)
U.S. Treasuries                        185             184               (1)
                                   -------          ------          -------
       TOTAL FIXED MATURITIES        5,119           4,773             (346)
Equity securities                      115              90              (25)
                                   -------          ------          -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $5,234          $4,863            $(371)
                                   -------          ------          -------

                                                DECEMBER 31, 2011
                                                  12 MONTHS OR MORE
                                      AMORTIZED          FAIR         UNREALIZED
                                        COST            VALUE           LOSSES
-----------------------------  ----------------------------------------------------
ABS                                     $1,002            $731            $(271)
CDOs (1)                                 1,956           1,706             (250)
CMBS                                     1,303           1,066             (237)
Corporate (1)                            2,353           1,889             (420)
Foreign govt./govt. agencies                40              38               (2)
Municipal                                  348             300              (48)
RMBS                                     1,060             728             (332)
U.S. Treasuries                             --              --               --
                                       -------          ------          -------
       TOTAL FIXED MATURITIES            8,062           6,458           (1,560)
Equity securities                          104              63              (41)
                                       -------          ------          -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS           $8,166          $6,521          $(1,601)
                                       -------          ------          -------

                                                DECEMBER 31, 2011
                                                        TOTAL
                                      AMORTIZED          FAIR         UNREALIZED
                                        COST            VALUE           LOSSES
-----------------------------  ----------------------------------------------------
ABS                                     $1,422          $1,116            $(306)
CDOs (1)                                 2,036           1,764             (272)
CMBS                                     2,214           1,896             (318)
Corporate (1)                            5,295           4,712             (539)
Foreign govt./govt. agencies                64              61               (3)
Municipal                                  550             499              (51)
RMBS                                     1,415             999             (416)
U.S. Treasuries                            185             184               (1)
                                       -------          ------          -------
       TOTAL FIXED MATURITIES           13,181          11,231           (1,906)
Equity securities                          219             153              (66)
                                       -------          ------          -------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS          $13,400          $11,384         $(1,972)
                                       -------          ------          -------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                     DECEMBER 31, 2012
                                   AMORTIZED                VALUATION             CARRYING
                                    COST (1)                ALLOWANCE              VALUE
--------------------------------------------------------------------------------------------
Commercial                            $4,949                    $(14)                 $4,935
                                    --------                 -------                 -------
     TOTAL MORTGAGE LOANS (2)         $4,949                    $(14)                 $4,935
                                    --------                 -------                 -------

                               DECEMBER 31, 2012           DECEMBER 31, 2011
                               CARRYING AMORTIZED               VALUATION               CARRYING
                               VALUE    COST (1)                ALLOWANCE                VALUE
-----------------------------  ---------------------------------------------------------------------
Commercial                                $4,205                    $(23)                $4,182
                                         -------                 -------                 ------
     TOTAL MORTGAGE LOANS (2)             $4,205                    $(23)                $4,182
                                         -------                 -------                 ------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2012, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                          2012                  2011              2010
---------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                   $ (23)                $ (62)            $ (260)
(Additions)/Reversals                         4                    25               (108)
Deductions                                    5                    14                306
                                          -----                 -----            -------
BALANCE AS OF DECEMBER 31                  $(14)                 $(23)              $(62)
                                          -----                 -----            -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                              DECEMBER 31, 2012                                 DECEMBER 31, 2011
                                    CARRYING               AVG. DEBT-SERVICE          CARRYING               AVG. DEBT-SERVICE
                                     VALUE                  COVERAGE RATIO             VALUE                  COVERAGE RATIO
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                        $137                      0.89x                   $422                      1.67x
65% - 80%                              1,717                      2.27x                  1,779                      1.57x
Less than 65%                          3,081                      2.44x                  1,981                      2.45x
                                    --------                    -------               --------                    -------
    TOTAL COMMERCIAL MORTGAGE
                        LOANS         $4,935                      2.34X                 $4,182                      1.99X
                                    --------                    -------               --------                    -------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2012                           DECEMBER 31, 2011
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $97                     2.0%                $59                     1.4%
Middle Atlantic                                      370                     7.5%                401                     9.6%
Mountain                                              62                     1.3%                 61                     1.5%
New England                                          231                     4.7%                202                     4.8%
Pacific                                            1,504                    30.5%              1,268                    30.3%
South Atlantic                                     1,012                    20.5%                810                    19.4%
West North Central                                    16                     0.3%                 16                     0.4%
West South Central                                   234                     4.7%                115                     2.7%
Other (1)                                          1,409                    28.5%              1,250                    29.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2012                           DECEMBER 31, 2011
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $109                     2.2%               $127                     3.0%
 Industrial                                        1,519                    30.8%              1,262                    30.1%
 Lodging                                              81                     1.6%                 84                     2.0%
 Multifamily                                         869                    17.6%                734                    17.6%
 Office                                            1,120                    22.7%                836                    20.0%
 Retail                                            1,047                    21.2%                918                    22.0%
 Other                                               190                     3.9%                221                     5.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                      DECEMBER 31, 2012
                                                                                   MAXIMUM
                                    TOTAL                   TOTAL                  EXPOSURE
                                    ASSETS             LIABILITIES (1)           TO LOSS (2)
-----------------------------------------------------------------------------------------------
CDOs (3)                               $89                     $88                      $7
Investment funds (4)                   132                      20                     110
Limited partnerships                     6                       3                       3
                                    ------                  ------                  ------
                        TOTAL         $227                    $111                    $120
                                    ------                  ------                  ------

                                                     DECEMBER 31, 2011
                                                                                  MAXIMUM
                                    TOTAL                   TOTAL                 EXPOSURE
                                    ASSETS             LIABILITIES (1)          TO LOSS (2)
-----------------------------  --------------------------------------------------------------
CDOs (3)                              $491                    $474                   $25
Investment funds (4)                    --                      --                    --
Limited partnerships                     7                       3                     4
                                    ------                  ------                  ----
                        TOTAL         $498                    $477                   $29
                                    ------                  ------                  ----

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.

REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.

The Company's repurchase agreements include master netting provisions that provide the counterparties the right to set off claims and apply securities held by them in respect of their obligations in the event of a default. The Company reported a gross amount of recognized liabilities of $923 in other liabilities on the Condensed Consolidated Balance sheet as of December 31, 2012. This amount represents the Company's obligations to repurchase securities under master netting agreements. The Company reported financial collateral pledged of $923 in fixed maturities, AFS on the Condensed Consolidated Balance sheet as of December 31, 2012. The fixed maturities are predominantly U.S. government/government agency securities and are disallowed for offsetting under U.S. GAAP.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 -- Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the "pay" leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivative") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives (" U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2012                      2011                  2012                       2011
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                           $7,787                    $8,389                $238                       $385
Equity swaps, options, and
 futures                                    5,130                     5,320                 267                        498
Interest rate swaps and futures             5,705                     2,697                  67                         11
                                        ---------                 ---------              ------                     ------
                            TOTAL         $18,622                   $16,406                $572                       $894
                                        ---------                 ---------              ------                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                     DECEMBER 31,               DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                         2012                       2011                  2012                       2011
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                             $ --                        $59                 $ --                       $ --
Equity options                            7,442                      6,760                  286                        357
                                       --------                   --------               ------                     ------
                          TOTAL          $7,442                     $6,819                 $286                       $357
                                       --------                   --------               ------                     ------

INTERNATIONAL PROGRAM

The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

                                                  NOTIONAL AMOUNT                                    FAIR VALUE
                                      DECEMBER 31,               DECEMBER 31,         DECEMBER 31,               DECEMBER 31,
                                          2012                       2011                 2012                       2011
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                            350                         --                  28                        --
Currency forwards (1)                       9,327                      8,622                 (87)                      446
Currency options                            9,710                      7,038                 (49)                       72
Equity futures                              1,206                      2,691                  --                        --
Equity options                              2,621                      1,120                (105)                       (3)
Equity swaps                                2,683                        392                 (12)                       (8)
Customized swaps                              899                         --                 (11)                       --
Interest rate futures                         634                        739                  --                        --
Interest rate swaps and
 swaptions                                 21,018                      8,117                 131                        35
                                        ---------                  ---------             -------                    ------
                           TOTAL          $48,448                    $28,719               $(105)                     $542
                                        ---------                  ---------             -------                    ------

(1) As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                        NET DERIVATIVES
                                          NOTIONAL AMOUNT                FAIR VALUE
                                      DEC 31,        DEC 31,        DEC 31,       DEC 31,
                                        2012           2011          2012          2011
----------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                    $3,863         $6,339          $167          $276
 Foreign currency swaps                    163            229           (17)           (5)
                                      --------       --------       -------       -------
              TOTAL CASH FLOW HEDGES     4,026          6,568           150           271
                                      --------       --------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                       753          1,007           (55)          (78)
 Foreign currency swaps                     40            677            16           (39)
                                      --------       --------       -------       -------
             TOTAL FAIR VALUE HEDGES       793          1,684           (39)         (117)
                                      --------       --------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures            13,432          6,252          (363)         (435)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                182            208            (9)          (10)
  Japan 3Win foreign currency swaps      1,816          2,054          (127)          184
  Japanese fixed annuity hedging
   instruments                           1,652          1,945           224           514
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                     1,539          1,134            (5)           23
  Credit derivatives that assume
   credit risk (1)                       1,981          2,212            (8)         (545)
  Credit derivatives in offsetting
   positions                             5,341          5,020           (22)          (43)
 EQUITY CONTRACTS
  Equity index swaps and options           791          1,433            35            23
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)      28,868         34,569        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts        5,773          7,193           191           443
  U.S. GMWB hedging instruments         18,622         16,406           572           894
  U.S. macro hedge program               7,442          6,819           286           357
  International program product
   derivatives (2)                       1,876          2,009           (42)          (30)
  International program hedging
   instruments                          48,448         28,719          (105)          542
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                            18,287         21,627        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts    44,985         50,756           890         2,630
                                      --------       --------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES   201,035        188,356        (1,559)       (1,198)
                                      --------       --------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES  $205,854       $196,608       $(1,448)      $(1,044)
                                      --------       --------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                      $416           $416          $(20)         $(45)
 Other investments                      37,809         51,231           581         1,971
 Other liabilities                      67,765         28,717            38          (254)
 Consumer notes                             26             35            (2)           (4)
 Reinsurance recoverable                47,430         55,140         1,081         3,073
 Other policyholder funds and
  benefits payable                      52,408         61,069        (3,126)       (5,785)
                                      --------       --------       -------       -------
                   TOTAL DERIVATIVES  $205,854       $196,608       $(1,448)      $(1,044)
                                      --------       --------       -------       -------

                                                 ASSET DERIVATIVES             LIABILITY DERIVATIVES
                                                    FAIR VALUE                      FAIR VALUE
                                          DEC 31,                DEC 31,       DEC 31,       DEC 31,
                                            2012                   2011         2012          2011
------------------------------------  -------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                         $167                   $276          $ --          $ --
 Foreign currency swaps                         3                     17           (20)          (22)
                                           ------                 ------       -------       -------
              TOTAL CASH FLOW HEDGES          170                    293           (20)          (22)
                                           ------                 ------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                           --                     --           (55)          (78)
 Foreign currency swaps                        16                     64            --          (103)
                                           ------                 ------       -------       -------
             TOTAL FAIR VALUE HEDGES           16                     64           (55)         (181)
                                           ------                 ------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  436                    417          (799)         (852)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     5                      3           (14)          (13)
  Japan 3Win foreign currency swaps            --                    184          (127)           --
  Japanese fixed annuity hedging
   instruments                                228                    540            (4)          (26)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                            3                     35            (8)          (12)
  Credit derivatives that assume
   credit risk (1)                             17                      2           (25)         (547)
  Credit derivatives in offsetting
   positions                                   56                    101           (78)         (144)
 EQUITY CONTRACTS
  Equity index swaps and options               45                     36           (10)          (13)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts             191                    443            --            --
  U.S. GMWB hedging instruments               743                  1,022          (171)         (128)
  U.S. macro hedge program                    356                    357           (70)           --
  International program product
   derivatives (2)                             --                     --           (42)          (30)
  International program hedging
   instruments                                657                    672          (762)         (130)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts        1,566                  2,901          (676)         (271)
                                           ------                 ------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES        4,303                  6,713        (5,862)       (7,911)
                                           ------                 ------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --          $(20)         $(45)
 Other investments                          1,049                  2,745          (468)         (774)
 Other liabilities                          1,683                    981        (1,645)       (1,235)
 Consumer notes                                --                     --            (2)           (4)
 Reinsurance recoverable                    1,757                  3,344          (676)         (271)
 Other policyholder funds and
  benefits payable                             --                     --        (3,126)       (5,785)
                                           ------                 ------       -------       -------
                   TOTAL DERIVATIVES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

- The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

CHANGE IN FAIR VALUE

The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

- The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

- The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

- The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility. For a discussion related to the reinsurance agreement refer to Note 16 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

OFFSETTING OF DERIVATIVE ASSETS/LIABILITIES

The following tables present the gross fair value amounts, the amounts offset, and the net position of derivative instruments eligible for offset in the Company's Condensed Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and cash collateral held related to derivative instruments that are traded under a common master netting agreement, as described above. Also included in the tables is information on financial collateral received and pledged, which while contractually permitted to be offset upon an event of default, is disallowed for offsetting under U.S. GAAP.

                            AS OF DECEMBER 31, 2012

                                      (I)                     (II)
                                GROSS AMOUNTS OF          GROSS AMOUNTS
                                   RECOGNIZED      OFFSET IN THE STATEMENT OF
                                     ASSETS            FINANCIAL POSITION
------------------------------------------------------------------------------
DESCRIPTION
 Other investments                   $2,732                  $2,238
                                     ------                  ------

                                          (III) = (I) - (II)
                               NET AMOUNTS PRESENTED IN THE
                               STATEMENT OF FINANCIAL POSITION
                                                    ACCRUED INTEREST AND
                                 DERIVATIVE           CASH COLLATERAL
                                 ASSETS (1)             RECEIVED (2)
-----------------------------  -----------------------------------------
DESCRIPTION
 Other investments                  $581                    $(87)
                                    ----                    ----

                                            (IV)
                               GROSS AMOUNTS NOT OFFSET IN THE
                               STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                    FINANCIAL COLLATERAL
                                        RECEIVED (4)                NET AMOUNT
-----------------------------  ---------------------------------------------------
DESCRIPTION
 Other investments                          $490                        $4
                                            ----                       ---

                                GROSS AMOUNTS OF           GROSS AMOUNTS
                                   RECOGNIZED        OFFSET IN THE STATEMENT OF      DERIVATIVE
                                   LIABILITIES           FINANCIAL POSITION       LIABILITIES (3)
--------------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                   $(2,113)                 $(1,759)                  $38
                                     -------                   ------                   ---

                                ACCRUED INTEREST AND
                                  CASH COLLATERAL       FINANCIAL COLLATERAL
                                    PLEDGED (2)             PLEDGED (4)          NET AMOUNT
-----------------------------  --------------------------------------------------------------
DESCRIPTION
 Other liabilities                     $(392)                  $(300)               $(54)
                                       -----                   -----                ----

                            AS OF DECEMBER 31, 2011

                                      (I)                     (II)
                                GROSS AMOUNTS OF          GROSS AMOUNTS
                                   RECOGNIZED      OFFSET IN THE STATEMENT OF
                                     ASSETS            FINANCIAL POSITION
------------------------------------------------------------------------------
DESCRIPTION
 Other investments                   $3,726                  $2,974
                                     ------                  ------

                                             (III) = (I) - (II)
                               NET AMOUNTS PRESENTED IN THE
                               STATEMENT OF FINANCIAL POSITION
                                                        ACCRUED INTEREST AND
                                  DERIVATIVE               CASH COLLATERAL
                                  ASSETS (1)                RECEIVED (2)
-----------------------------  -----------------------------------------------
DESCRIPTION
 Other investments                   $1,971                     $(1,219)
                                    -------                     -------

                                            (IV)
                               GROSS AMOUNTS NOT OFFSET IN THE
                               STATEMENT OF FINANCIAL POSITION  (V) = (III) - (IV)

                                    FINANCIAL COLLATERAL
                                        RECEIVED (4)                NET AMOUNT
-----------------------------  ----------------------------------------------------
DESCRIPTION
 Other investments                          $514                       $238
                                            ----                       ----

                                GROSS AMOUNTS OF          GROSS AMOUNTS
                                   RECOGNIZED       OFFSET IN THE STATEMENT OF    DERIVATIVE
                                   LIABILITIES          FINANCIAL POSITION      LIABILITIES (3)
-----------------------------------------------------------------------------------------------
DESCRIPTION
 Other liabilities                   $(2,009)                $(1,310)                $(254)
                                     -------                 -------                 -----

                                ACCRUED INTEREST AND
                                  CASH COLLATERAL       FINANCIAL COLLATERAL
                                    PLEDGED (2)             PLEDGED (4)          NET AMOUNT
-----------------------------  ---------------------------------------------------------------
DESCRIPTION
 Other liabilities                     $(445)                  $(425)               $(274)
                                       -----                   -----                -----

(1) Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.

(2) Included in other assets in the Company's Condensed Consolidated Balance Sheets.

(3) Included in other liabilities in the Company's Condensed Consolidated Balance Sheets.

(4)  Excludes exchange-traded futures which are settled daily.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                               GAIN (LOSS) RECOGNIZED IN OCI
                                             ON DERIVATIVE (EFFECTIVE PORTION)
                               2012                        2011                   2010
--------------------------------------------------------------------------------------------
Interest rate swaps                   $26                   $245                   $232
Foreign currency swaps                (18)                    (5)                     3
                                    -----                 ------                 ------
                        TOTAL          $8                   $240                   $235
                                    -----                 ------                 ------

                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                                 RECOGNIZED IN INCOME
                                         ON DERIVATIVE (INEFFECTIVE PORTION)
                               2012                      2011                 2010
-----------------------------  --------------------------------------------------------
Interest rate swaps                 $ --                  $(2)                  $2
Foreign currency swaps                --                   --                   (1)
                                    ----                 ----                 ----
                        TOTAL       $ --                  $(2)                  $1
                                    ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                           GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                            INTO INCOME (EFFECTIVE PORTION)
                                                                     2012             2011                 2010
--------------------------------------------------------------------------------------------------------------------
Interest rate swaps             Net realized capital gains (losses)    $85              $6                   $5
Interest rate swaps                    Net investment income (loss)     97              77                   56
Foreign currency swaps          Net realized capital gains (losses)     (4)             (1)                  (7)
                                                                    ------            ----                 ----
                                                             TOTAL    $178             $82                  $54
                                                                    ------            ----                 ----

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                                GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2012                                       2011
                                                                  HEDGED                                     HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
----------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)           $(3)                 $(3)                 $(58)                 $54
 Benefits, losses and loss adjustment
  expenses                                                                                 --                   --
Foreign currency swaps
 Net realized capital gains (losses)            (7)                   7                    (1)                   1
 Benefits, losses and loss adjustment
  expenses                                      (6)                   6                   (22)                  22
                                             -----                 ----                 -----                 ----
                                 TOTAL        $(16)                 $10                  $(81)                 $77
                                             -----                 ----                 -----                 ----

                                        GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2010
                                                                  HEDGED
                                          DERIVATIVE               ITEM
--------------------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38
 Benefits, losses and loss adjustment
  expenses                                      (1)                   3
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12
                                             -----                 ----
                                 TOTAL        $(49)                 $45
                                             -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                   DECEMBER 31,
                                          2012           2011         2010
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                                $26          $20          $14
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards           10            1           (3)
 Japan 3Win foreign currency swaps (1)       (300)          31          215
 Japanese fixed annuity hedging
  instruments (2)                            (178)         109          385
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                           (19)          (8)         (17)
 Credit derivatives that assume credit
  risk                                        204         (141)         157
EQUITY CONTRACTS
 Equity index swaps and options               (31)         (67)           5
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives              1,430         (780)         486
 U.S. GMWB reinsurance contracts             (280)         131         (102)
 U.S. GMWB hedging instruments               (631)         252         (295)
 U.S. macro hedge program                    (340)        (216)        (445)
 International program product
  derivative                                   --           --           --
 International program hedging
  instruments                              (1,145)         639           (1)
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                 1,233         (326)        (769)
 Coinsurance and modified coinsurance
  reinsurance contracts                    (1,901)         375          292
                                        ---------       ------       ------
                                 TOTAL    $(1,922)         $20         $(78)
                                        ---------       ------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.

                            AS OF DECEMBER 31, 2012

                                                                            WEIGHTED
                                                                            AVERAGE
                                        NOTIONAL           FAIR             YEARS TO
                                       AMOUNT (2)          VALUE            MATURITY
-----------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure          $1,787               $8            3 years
 Below investment grade risk
  exposure                                  114               (1)            1 year
Basket credit default swaps (4)
 Investment grade risk exposure           2,074               11            2 years
 Investment grade risk exposure             237              (12)           4 years
 Below investment grade risk
  exposure                                  115              (27)           4 years
Embedded credit derivatives
 Investment grade risk exposure             325              296            4 years
                                         ------            -----            --------
                             TOTAL       $4,652             $275
                                         ------            -----

                                            UNDERLYING REFERENCED
                                           CREDIT OBLIGATION(S) (1)

                                                              AVERAGE          OFFSETTING
                                                               CREDIT           NOTIONAL        OFFSETTING
                                         TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
----------------------------------  -------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default swaps
                                       Corporate
                                        Credit/
 Investment grade risk exposure      Foreign Gov.                A                 $878             $(19)
 Below investment grade risk           Corporate
  exposure                              Credit                   B+                 114               (3)
Basket credit default swaps (4)
                                       Corporate
 Investment grade risk exposure         Credit                  BBB+              1,326               (6)
 Investment grade risk exposure       CMBS Credit                A                  238               12
 Below investment grade risk
  exposure                            CMBS Credit                B+                 115               27
Embedded credit derivatives
                                       Corporate
 Investment grade risk exposure         Credit                  BBB-                 --               --
                                    ---------------            ------            ------            -----
                             TOTAL                                               $2,671              $11
                                                                                 ------            -----

                            AS OF DECEMBER 31, 2011

                                                                            WEIGHTED
                                                                            AVERAGE
                                            NOTIONAL      FAIR              YEARS TO
                                           AMOUNT (2)     VALUE             MATURITY
------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $1,067        $(18)              3 years
 Below investment grade risk exposure           125          (7)              2 years
Basket credit default swaps (4)
 Investment grade risk exposure               2,375         (71)              3 years
 Investment grade risk exposure                 353         (63)              5 years
 Below investment grade risk exposure           477        (441)              3 years
Embedded credit derivatives
 Investment grade risk exposure                  25          24               3 years
 Below investment grade risk exposure           300         245               5 years
                                             ------       -----            ----------
                                 TOTAL       $4,722       $(331)
                                             ------       -----

                                                UNDERLYING REFERENCED
                                               CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE          OFFSETTING
                                                                   CREDIT           NOTIONAL         OFFSETTING
                                             TYPE                  RATING          AMOUNT (3)      FAIR VALUE (3)
--------------------------------------  --------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.                  A+              $915             $(19)
                                           Corporate
 Below investment grade risk exposure       Credit                     B+               114               (3)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                   BBB+             1,128               17
 Investment grade risk exposure           CMBS Credit                BBB+               353               62
                                           Corporate
 Below investment grade risk exposure       Credit                   BBB+                --               --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                   BBB-                --               --
                                           Corporate
 Below investment grade risk exposure       Credit                    BB+                --               --
                                        ---------------            ------            ------             ----
                                 TOTAL                                               $2,510              $57
                                                                                     ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of derivative instruments collateral pledged.

                                 DECEMBER 31, 2012         DECEMBER 31, 2011
--------------------------------------------------------------------------------
Fixed maturities, AFS                    $370                      $762
Short-term investments                    179                       148
                                       ------                    ------
    TOTAL COLLATERAL PLEDGED             $549                      $910
                                       ------                    ------

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

5. REINSURANCE

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $58, $61, and $54 in 2012, 2011, and 2010, respectively. Refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2012           2011           2010
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                            $ 3,739        $ 4,147        $ 4,127
Reinsurance assumed                         8             13             69
Reinsurance ceded                        (698)          (733)          (759)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $3,049         $3,427         $3,437
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2012           2011           2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD          $ 3,448        $ 3,694        $ 4,341
Deferred costs                            329            381            381
Amortization -- DAC                      (280)          (290)          (244)
Amortization -- Unlock benefit
 (charge), pre-tax                        (44)          (137)           134
Amortization -- DAC from
 discontinued operations                  (35)           (47)           (68)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other
 (1),(2)                                 (346)          (154)          (848)
Effect of currency translation             --              1             (9)
Cumulative effect of accounting
 change, pre-tax (3)                       --             --              7
                                     --------       --------       --------
BALANCE, END OF PERIOD (4)             $3,072         $3,448         $3,694
                                     --------       --------       --------

(1) Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

(2) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

(4) For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

7. GOODWILL

The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

YEAR ENDED DECEMBER 31, 2010

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                      UL SECONDARY
                                                      GMDB             GUARANTEES
-------------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012              $ 1,158              $ 228
Incurred                                                 228                113
Paid                                                    (258)                --
Unlock                                                  (181)                22
Currency Translation Adjustment                           (3)                --
                                                    --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2012               $944               $363
                                                    --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1,
 2012                                                  $ 724               $ 22
Incurred                                                 121                 (1)
Paid                                                    (121)                --
Unlock                                                  (116)                --
                                                    --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31,
 2012                                                   $608                $21
                                                    --------             ------

                                                                      UL SECONDARY
                                                      GMDB             GUARANTEES
-------------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011              $ 1,115              $ 113
Incurred                                                 271                 53
Paid                                                    (284)                --
Unlock                                                    48                 62
Currency Translation Adjustment                            8                 --
                                                    --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2011             $1,158               $228
                                                    --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY 1,
 2011                                                  $ 686               $ 30
Incurred                                                 128                 (8)
Paid                                                    (143)                --
Unlock                                                    53                 --
                                                    --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER 31,
 2011                                                   $724                $22
                                                    --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                          RETAINED
                                                 ACCOUNT             NET AMOUNT          NET AMOUNT         WEIGHTED AVERAGE
                                                  VALUE               AT RISK             AT RISK             ATTAINED AGE
                                               ("AV") (8)           ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                          $19,509              $3,973               $263                   69
 With 5% rollup (2)                                  1,517                 379                 26                   69
 With Earnings Protection Benefit Rider
  ("EPB") (3)                                        4,990                 582                 17                   66
 With 5% rollup & EPB                                  561                 127                  5                   69
                                               -----------            --------             ------                  ---
 Total MAV                                          26,577               5,061                311
Asset Protection Benefit (APB) (4)                  20,008               1,069                208                   67
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                         1,063                  33                  9                   65
Reset (6) (5-7 years)                                3,098                 140                 73                   69
Return of Premium (7) /Other                        21,807                 327                 89                   66
                                               -----------            --------             ------                  ---
                      SUBTOTAL U.S. GMDB          $ 72,553             $ 6,630              $ 690                   67
 Less: General Account Value with U.S.
  GMBD                                               7,405
                                               -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB            65,148
 Separate Account Liabilities without
  U.S. GMDB                                         76,410
                                               -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES          $141,558
                                               -----------
JAPAN GMDB (10),(11)                              $ 16,115             $ 2,650               $ --                   68
JAPAN GMIB (10),(11)                               $15,454              $2,389               $ --                   68
                                               -----------            --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2012                 2011
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds)                                        $58,208              $61,472
Cash and cash equivalents                        6,940                7,516
                                             ---------            ---------
                                 TOTAL         $65,148              $68,988
                                             ---------            ---------

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

9. SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                           FOR THE YEARS ENDED DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 186        $ 197        $ 194
Sales inducements deferred                      4            6           10
Amortization -- Unlock                        (59)          (4)          (9)
Amortization charged to income                (13)         (13)           2
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $118         $186         $197
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

                                                                    OPERATING
                                                                      LEASES
--------------------------------------------------------------------------------
2013                                                                    $11
2014                                                                      7
2015                                                                      6
2016                                                                      4
2017                                                                      3
Thereafter                                                                3
                                                                       ----
                                                           TOTAL        $34
                                                                       ----

UNFUNDED COMMITMENTS

As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

11. INCOME TAX

Income (loss) from continuing operations before income taxes included income
(loss) from domestic operations of $531, $(137) and $712 for 2012, 2011 and 2010, and income (loss) from foreign operations of $0, $0 and $0 for 2012, 2011 and 2010.

Income tax expense (benefit) is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                       2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                                 $139                   $(206)                   $19
  International                                                            --                      --                      5
                                                                      -------                 -------                 ------
                                                  TOTAL CURRENT          $139                    (206)                    24
                                                                      -------                 -------                 ------
 Deferred -- U.S. Federal Excluding NOL Carryforward                      (94)                     46                    114
  Net Operating Loss Carryforward                                          (9)                   (163)                    (1)
                                                                      -------                 -------                 ------
                                                 TOTAL DEFERRED          (103)                   (117)                   113
                                                                      -------                 -------                 ------
                             TOTAL INCOME TAX EXPENSE (BENEFIT)           $36                   $(323)                  $137
                                                                      -------                 -------                 ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     AS OF DECEMBER 31,
--------------------------------------------------------------------------------
                                                    2012            2011
                                                  ---------       ---------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $424            $479
Investment-related items                              1,244              92
Insurance product derivatives                         1,092           2,011
NOL Carryover                                           225             241
Minimum tax credit                                      355             387
Foreign tax credit carryover                             33              17
Capital loss carryover                                    5              --
Depreciable and amortizable assets                       --              37
Other                                                    65              23
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,443           3,287
 Valuation Allowance                                    (53)            (78)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,390           3,209
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition        (356)           (427)
 costs and reserves
Net unrealized gain on investments                   (1,432)           (735)
Employee benefits                                       (45)            (41)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,833)         (1,203)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET      1,557           2,006
                                                  ---------       ---------

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31,

2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        2012                   2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Tax expense (benefit) at the U.S. federal statutory rate                  186                     (48)                  $249
Dividends-received deduction                                             (140)                   (201)                  (145)
Foreign related investments                                                (9)                    (15)                    --
Valuation Allowance                                                        --                     (56)                    56
Other                                                                      (1)                     (3)                   (23)
                                                                       ------                 -------                 ------
                                                           TOTAL          $36                   $(323)                  $137
                                                                       ------                 -------                 ------

12. DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and
2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                              2012          2011          2010
--------------------------------------------------------------------------------
Combined statutory net income (loss)            $927         $(669)         $208
Statutory capital and surplus                 $5,016        $5,920        $5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.

Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the

Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company's earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                        2012           2011          2010
--------------------------------------------------------------------------------
Earned premiums                            $(58)         $(61)         $(54)
Net realized gains (losses) (1)          (2,130)          483           547
                                      ---------       -------       -------
                      TOTAL REVENUES     (2,188)          422           493
Benefits, losses and loss adjustment
 expenses                                   (55)          (50)          (40)
Insurance operating costs and other
 expenses                                (1,442)          836          (333)
                                      ---------       -------       -------
                      TOTAL EXPENSES     (1,497)          786          (373)
INCOME (LOSS) BEFORE INCOME TAXES          (691)         (364)          866
Income tax expense (benefit)               (242)         (127)          303
                                      ---------       -------       -------
                   NET INCOME (LOSS)      $(449)        $(237)         $563
                                      ---------       -------       -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.

The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2012
--------------------------------------------------------------------------------
Severance benefits and related costs                                $93
Professional fees                                                    23
Asset impairment charges                                              4
                                                                -------
                  TOTAL RESTRUCTURING AND OTHER COSTS              $120
                                                                -------

There were no restructuring and other costs incurred by the Company in 2011 and 2010.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                              SEVERANCE
                                              BENEFITS                                                                TOTAL
                                                 AND                                          ASSET               RESTRUCTURING
                                               RELATED             PROFESSIONAL             IMPAIRMENT              AND OTHER
                                                COSTS                  FEES                  CHARGES                  COSTS
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                     $ --                   $ --                   $ --                    $ --
Accruals/provisions                                93                     23                      4                     120
Payments/write-offs                               (62)                   (23)                    (4)                    (89)
                                                -----                  -----                   ----                   -----
BALANCE, END OF PERIOD                            $31                   $ --                   $ --                     $31
                                                -----                  -----                   ----                   -----

18. DISCONTINUED OPERATIONS

The operations of the Company's U.K. variable annuity business meet the criteria for reporting as discontinued operations in accordance with the announced sale of HLIL. For further information regarding the sale of HLIL, see Note 2 -- Business Dispositions.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.

The Company does not expect these transactions to have a material impact on the Company's future earnings. The results of operations reflected as discontinued operations in the Consolidated Statements of Operations, consisting of amounts related to the Mutual Funds business, HLIL, HICC and HAIL, are as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
REVENUES
Fee income and other                         $563         $609         $665
Net investment income
Securities available-for-sale and other        10            8            9
Equity securities, trading                    201          (14)         238
                                           ------       ------       ------
Total net investment income (loss)            211           (6)         247
Net realized capital gains (loss)              68           78          (31)
                                           ------       ------       ------
                           TOTAL REVENUES     842          681          881
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and loss adjustment
 expenses                                      --           (1)           7
Benefits, losses and loss adjustment
 expenses -- returns credited on
 international variable annuity               201          (14)         238
Insurance operating costs and other
 expenses                                     410          541          426
Amortization of DAC                            35           47           68
Goodwill impairment                           149           --           --
                                           ------       ------       ------
      TOTAL BENEFITS, LOSSES AND EXPENSES     795          573          739
               INCOME BEFORE INCOME TAXES      47          108          142
Income tax expense (benefit)                  (14)          50           47
                                           ------       ------       ------
   INCOME FROM OPERATIONS OF DISCONTINUED
                   OPERATIONS, NET OF TAX      61           58           95
Net realized capital gain on disposal,
 net of tax                                    --           --           37
                                           ------       ------       ------
 INCOME FROM DISCONTINUED OPERATIONS, NET
                                   OF TAX     $61          $58         $132
                                           ------       ------       ------

19. QUARTERLY RESULTS (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                    MARCH 31,                 JUNE 30,                  SEPTEMBER 30,             DECEMBER 31,
                                2012        2011         2012          2011          2012          2011         2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Total revenues                   $198        $974        $2,110        $1,575        $1,170        $2,472        $626        $901
Total benefits, losses and
 expenses                         (60)        740         2,014         1,360           948         3,285         671         674
Income (loss) from continuing
 operations, net of tax           202         192            93           287           173          (486)         27         193
Income (loss) from
 discontinued operations, net
 of tax                            86          42            (6)           33            30           (17)        (49)         --
Net income (loss)                 288         234            87           320           203          (503)        (22)        193
Less: Net income (loss)
 attributable to the
 noncontrolling interest           (1)          1            --             1            --            (4)          3           2
Net income (loss) attributable
 to Hartford Life Insurance
 Company                         $289        $233           $87          $319          $203         $(499)       $(25)       $191

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)       Not Applicable.
(c)       Principal Underwriting Agreement.(2)
(d)       Form of Flexible Premium Variable Life Insurance Policy.(3)
(d)  (1)  Accelerated Death Benefit Rider(3)
     (2)  Accidental Death Benefit Rider(3)
     (3)  Child Insurance Rider(3)
     (4)  Cost of Living Adjustment Rider(3)
     (5)  Deduction Amount Waiver Rider(3)
     (6)  Disability Access Rider(3)
     (7)  Guaranteed Minimum Accumulation Benefit Rider(3)
     (8)  Guaranteed Paid-Up Death Benefit Rider(3)
     (9)  LifeAccess Accelerated Benefit Rider(3)
     (10) Overloan Protection Rider(3)
     (11) Term Insurance Rider(3)
     (12) Waiver of Specified Amount Disability Benefit Rider(3)
(e)       Form of Application for Flexible Premium Variable Life Insurance
          Policies.(3)
(f)       Certificate of Incorporation of Hartford and Bylaws of Hartford.(2)
(g)       Reinsurance Contracts.
     (1)  Canada Life Assurance Company(3)
          (i) Amendment Nos. 3, 5, 6, 7(6)
          (ii) Treaty and Amendments.(6)
     (2)  SCOR Global Life Americas Reinsurance Company(6)
     (3)  Transamerica Financial Life Insurance Company(3)
          (i) Amendment Nos. 6 through 12(6)
     (4)  The Prudential Insurance Company of America(6)
     (5)  Swiss Re Life & Assurance
          (i) Treaty and Amendments(6)
(h)       Participation Agreements.(3)
     (1)  AllianceBernstein Variable Product Series Fund, Inc.(3)
     (2)  American Funds Insurance Series(3)
          (i) Amendment No. 6(6)
     (3)  Fidelity Variable Insurance Products(3)
     (4)  Franklin Templeton Variable Products Trust(3)
     (5)  Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(3)
     (6)  Invesco Variable Insurance Funds(3)
     (7)  Lord Abbett Series Fund, Inc.(3)
     (8)  MFS Variable Insurance Trust(3)
     (9)  Putnam Variable Trust(3)
     (i) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(4)
     (ii) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(4)
     (iii) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(4)
     (iv) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(4)
     (v) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(4)
(i)       Administrative Services Agreements and Amendments.
     (1)  Fidelity Variable Insurance Products(6)
     (2)  Franklin Templeton(6)
     (3)  Hartford Series Fund, Inc. and Hartford Series Fund II, Inc.(6)
     (4)  Invesco Variable Insurance Funds(6)
     (5)  Lord Abbett Series Fund, Inc.(6)
     (6)  The Prudential Insurance Company of America(6)

(j)       Not Applicable.
(k) Opinion and Consent of Lisa M. Proch, Vice President and Assistant General Counsel.
(l)       Actuarial Opinion.(5)
(m)       Calculations.(5)
(n)  (1)  Consent of Independent Registered Public Accounting Firm
     (2)  Copy of Power of Attorney.
(o)       No financial statements will be omitted.
(p)       Not Applicable.
(q)       Memorandum describing transfer and redemption procedures.(5)

------------

(1) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-53692, on April 20, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 23, 2012.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-180756, filed with the Securities and Exchange Commission on July 16, 2012.

(4) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

(5) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 22, 2013.

(6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-180756, filed with the Securities and Exchange Commission on April 22, 2013.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Eric Brandt (1)                     Senior Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (1)            Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone (1)               Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael B. Cleveland (8)            Vice President, GB Field Claims
Michael Concannon                   Executive Vice President
Robert A. Cornell                   Actuary, Vice President
Richard C. Costello                 Assistant General Counsel, Senior Vice President
Rochelle S. Cummings                Vice President
James Davey (3)                     Executive Vice President
Andrew Diaz-Matos (1)               Assistant General Counsel, Vice President
Joseph G. Eck (4)                   Vice President
George Eknaian                      Chief Actuary Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
John W. Gallant                     Vice President
Paul E. Gauthier                    Vice President
Andrew S. Golfin (1)                Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Michael J. Hession (1)              Senior Vice President
Lori L. High                        Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (6)                Actuary, Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (2)              Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
William P. Meaney(1)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian J. Neary                      Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Talcott Resolution, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Lisa Proch                          Vice President
Darryl T. Rapini                    Vice President
David C. Robinson (1)               Senior Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Kim Root (1)                        Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Jahn Marie Surette (1)              Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Diane E. Tatelman (1)               Vice President
Deidre L. Tully (1)                 Vice President
Joanie Wieleba (1)                  Vice President
Jane Wolak                          Senior Vice President
Scott D. Witter (2)                 Vice President
Anthony Vidovich (1)                Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(3)  Address: 100 Mastenford Rd., Radnor, PA 19087

(4)  Address: 100 High Street, Boston, MA 02110-2301

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(7)  125 Sanctuary Pkwy., Alpharetta, GA 30009

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 22, 2013.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG

     Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                             POSITIONS AND OFFICES
NAME                                                           WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------
Diana Benken(1)                     Chief Financial Officer and Controller/FINOP
Christopher S. Connor(4)            AML Officer & Chief Compliance Officer
Michael J. Fixer(2)                 Assistant Treasurer & Assistant Vice President
Denise Gagnon(1)                    Privacy Officer
Sarah J. Harding(2)                 Assistant Secretary
Audrey E. Hayden(2)                 Assistant Secretary
Michael R. Hazel(1)                 Assistant Vice President
Kathleen E. Jorens(2)               Vice President & Assistant Treasurer
Robert W. Paiano(2)                 Senior Vice President, Treasurer
Cathleen Shine(1)                   Secretary
Diane E. Tatelman(2)                Vice President/Corporate Tax
Eamon J. Twomey(3)                  Vice President and Chief Operating Officer
Jane Wolak(1)                       Director
Melinda Zwecker(2)                  Assistant Vice President

------------

The principal business address of each of the above individuals are:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  One Hartford Plaza, Hartford, CT 06155

(3)  1 Griffin Road North, Windsor, CT 06095

(4)  100 Matsonford Road, Radnor, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

The Hartford                                        200 Hopmeadow Street, Simsbury, CT 06089
Hartford Equity Sales Company, Inc.                 200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America         200 Hopmeadow Street, Simsbury, CT 06089
The Prudential Insurance Company of America         213 Washington Street, Newark, NJ 07102

ITEM 32.  MANAGEMENT SERVICES

     On January 2, 2013, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively, "Hartford") entered into agreements with The Prudential Insurance Company of America ("Prudential") under which Prudential will reinsure the obligations of Hartford under the variable life insurance policies and provide administration for the policies.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant Certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 21st day of October, 2013.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    Beth A. Bombara*                     *By:   /s/ Sun-Jin Moon
       -----------------------------------         -----------------------------------
       Beth A. Bombara,                            Sun-Jin Moon
       President, Chief Executive Officer,         Attorney-In-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth A. Bombara*
       -----------------------------------
       Beth A. Bombara,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                   *By:   /s/ Sun-Jin Moon
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                       Sun-Jin Moon
 Director*                                                                Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,                        Date:  October 21, 2013
 Chief Accounting Officer, Chief Financial Officer*

333-180756

                                 EXHIBIT INDEX

(k)        Opinion and consent of Lisa M. Proch, Vice President and Assistant
           General Counsel.
(n)  (1)   Consent of Independent Registered Public Accounting Firm
(n)  (2)   Copy of Power of Attorney